July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Intermediate Credit Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.
4.65%, 10/01/28	$326	$ 326,160
4.75%, 03/30/30	529	529,310
2.40%, 03/01/31	185	163,881
5.38%, 06/15/33	138	139,168
Omnicom Group, Inc.
2.45%, 04/30/30	455	412,041
4.20%, 06/01/30	350	342,590
2.60%, 08/01/31	583	515,392
5.30%, 11/01/34(a)	375	378,484
		2,807,026
Aerospace & Defense — 1.4%
Boeing Co.
2.70%, 02/01/27	550	534,141
2.80%, 03/01/27	129	125,229
5.04%, 05/01/27	1,359	1,366,880
6.26%, 05/01/27	475	487,175
3.25%, 02/01/28	632	611,925
3.25%, 03/01/28	300	290,028
3.45%, 11/01/28	248	238,833
3.20%, 03/01/29	625	595,092
6.30%, 05/01/29(a)	890	939,132
2.95%, 02/01/30	470	436,370
5.15%, 05/01/30	2,615	2,656,329
3.63%, 02/01/31	875	824,500
6.39%, 05/01/31	645	694,195
6.13%, 02/15/33	200	211,398
3.60%, 05/01/34(a)	514	453,952
6.53%, 05/01/34	1,540	1,675,778
3.25%, 02/01/35	570	481,169
Embraer Netherlands Finance BV, 5.98%, 02/11/35(a)	450	461,412
GE Capital Funding LLC, 4.55%, 05/15/32	250	248,693
General Dynamics Corp.
2.13%, 08/15/26	413	404,110
3.50%, 04/01/27	100	98,971
2.63%, 11/15/27(a)	350	338,130
3.75%, 05/15/28	687	680,410
3.63%, 04/01/30	688	668,061
2.25%, 06/01/31	279	248,424
General Electric Co.
4.30%, 07/29/30	545	542,669
6.75%, 03/15/32	717	807,914
HEICO Corp.
5.25%, 08/01/28	276	281,380
5.35%, 08/01/33	380	387,321
Howmet Aerospace, Inc.
5.90%, 02/01/27	287	292,781
6.75%, 01/15/28	251	263,682
3.00%, 01/15/29	576	549,640
4.85%, 10/15/31(a)	312	315,701
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	341,234
2.04%, 08/16/28	329	305,058
5.35%, 01/15/30	350	357,679
4.20%, 05/01/30	274	266,669
5.75%, 01/15/35(a)	250	256,960
L3Harris Technologies, Inc.
3.85%, 12/15/26	398	394,720
5.40%, 01/15/27	930	941,419
4.40%, 06/15/28	963	962,684
Security	Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc. (continued)
5.05%, 06/01/29	$651	$ 663,063
2.90%, 12/15/29	233	217,836
1.80%, 01/15/31	542	468,118
5.25%, 06/01/31	650	668,790
5.40%, 07/31/33	1,016	1,043,010
5.35%, 06/01/34(a)	451	459,578
Lockheed Martin Corp.
5.10%, 11/15/27	420	428,129
4.45%, 05/15/28	294	295,686
4.15%, 08/15/28	300	299,271
4.50%, 02/15/29	242	243,622
1.85%, 06/15/30	316	280,505
4.40%, 08/15/30	390	388,768
4.70%, 12/15/31	479	481,093
3.90%, 06/15/32	632	606,296
5.25%, 01/15/33	800	824,880
4.75%, 02/15/34	500	495,673
4.80%, 08/15/34(a)	300	297,516
3.60%, 03/01/35	382	343,905
5.00%, 08/15/35	450	449,852
Northrop Grumman Corp.
3.20%, 02/01/27	400	393,068
3.25%, 01/15/28	1,255	1,223,390
4.60%, 02/01/29	325	327,780
4.40%, 05/01/30(a)	573	572,105
4.65%, 07/15/30	450	453,047
4.70%, 03/15/33	778	773,209
4.90%, 06/01/34	532	529,122
5.25%, 07/15/35(a)	340	345,553
RTX Corp.
2.65%, 11/01/26	500	489,280
5.75%, 11/08/26	1,022	1,037,175
3.50%, 03/15/27	829	817,515
3.13%, 05/04/27	899	879,633
4.13%, 11/16/28	1,821	1,808,321
5.75%, 01/15/29	410	427,797
2.25%, 07/01/30	873	785,979
6.00%, 03/15/31	830	887,228
1.90%, 09/01/31	829	707,684
2.38%, 03/15/32	873	759,173
5.15%, 02/27/33	420	429,025
6.10%, 03/15/34	1,227	1,321,938
		46,961,461
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29	100	98,853
4.65%, 09/13/29	400	397,740
3.25%, 03/01/32(a)	488	436,000
5.15%, 09/13/34(a)	400	386,691
BorgWarner, Inc.
2.65%, 07/01/27	749	723,915
4.95%, 08/15/29	345	348,566
5.40%, 08/15/34(a)	165	166,763
Lear Corp.
3.80%, 09/15/27	350	344,477
4.25%, 05/15/29	129	126,661
3.50%, 05/30/30	254	239,511
2.60%, 01/15/32	209	180,093
Magna International, Inc.(a)
5.05%, 03/14/29	180	182,916

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobile Components (continued)
Magna International, Inc.(a) (continued)
2.45%, 06/15/30	$455	$ 412,762
5.50%, 03/21/33	280	285,948
5.88%, 06/01/35	225	231,304
		4,562,200
Automobiles — 2.7%
American Honda Finance Corp.
1.30%, 09/09/26	329	317,561
2.30%, 09/09/26	252	246,022
4.40%, 10/05/26	325	324,620
2.35%, 01/08/27	413	400,865
4.90%, 03/12/27	275	276,781
4.55%, 07/09/27	175	175,346
4.90%, 07/09/27	300	302,484
4.45%, 10/22/27	425	425,119
4.70%, 01/12/28	400	402,314
3.50%, 02/15/28	252	246,517
4.55%, 03/03/28	300	300,510
2.00%, 03/24/28(a)	447	419,629
5.13%, 07/07/28(a)	400	407,430
5.65%, 11/15/28	750	775,950
2.25%, 01/12/29	413	383,243
4.90%, 03/13/29(a)	537	543,967
4.40%, 09/05/29	525	522,741
4.80%, 03/05/30	300	302,031
4.60%, 04/17/30	520	519,442
5.85%, 10/04/30(a)	250	263,543
1.80%, 01/13/31	300	257,821
5.05%, 07/10/31	650	658,782
4.85%, 10/23/31	425	425,622
5.15%, 07/09/32	475	479,923
4.90%, 01/10/34(a)	511	504,569
5.20%, 03/05/35	250	249,458
AutoNation, Inc.
3.80%, 11/15/27	200	196,314
1.95%, 08/01/28	136	126,144
4.75%, 06/01/30(a)	529	524,409
2.40%, 08/01/31	362	310,718
3.85%, 03/01/32	400	367,868
5.89%, 03/15/35(a)	325	329,043
Cummins, Inc.
4.25%, 05/09/28	125	125,167
4.90%, 02/20/29	262	267,048
1.50%, 09/01/30	544	473,706
4.70%, 02/15/31	475	476,715
5.15%, 02/20/34	443	450,241
5.30%, 05/09/35	625	632,875
Ford Motor Co.
4.35%, 12/08/26	794	788,552
6.63%, 10/01/28	283	296,580
7.45%, 07/16/31	600	651,952
3.25%, 02/12/32	1,600	1,355,861
6.10%, 08/19/32(a)	1,100	1,100,253
Ford Motor Credit Co. LLC
4.54%, 08/01/26	500	496,261
2.70%, 08/10/26	800	780,375
5.13%, 11/05/26	600	598,555
4.27%, 01/09/27	600	591,107
5.80%, 03/05/27	985	991,193
5.85%, 05/17/27	800	805,410
4.95%, 05/28/27	1,000	991,780
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
4.13%, 08/17/27	$950	$ 925,909
3.82%, 11/02/27	400	386,422
7.35%, 11/04/27	900	932,259
2.90%, 02/16/28	400	375,364
5.92%, 03/20/28	400	403,071
6.80%, 05/12/28	1,000	1,031,500
6.80%, 11/07/28	860	889,876
2.90%, 02/10/29	400	363,861
5.80%, 03/08/29(a)	1,000	1,001,803
5.11%, 05/03/29	900	880,131
5.30%, 09/06/29	400	392,878
5.88%, 11/07/29	600	601,716
7.35%, 03/06/30	600	634,524
7.20%, 06/10/30	500	525,531
4.00%, 11/13/30	900	827,056
6.05%, 03/05/31(a)	700	701,301
3.63%, 06/17/31	600	532,364
6.05%, 11/05/31	600	598,715
6.53%, 03/19/32(a)	500	508,841
7.12%, 11/07/33	945	982,838
6.13%, 03/08/34	1,050	1,025,388
6.50%, 02/07/35(a)	800	797,676
General Motors Co.
4.20%, 10/01/27	487	482,551
6.80%, 10/01/27	696	723,761
5.35%, 04/15/28(a)	441	448,246
5.00%, 10/01/28	440	443,655
5.40%, 10/15/29	665	680,228
5.63%, 04/15/30	275	281,852
5.60%, 10/15/32(a)	850	866,590
5.00%, 04/01/35	500	474,366
6.25%, 04/15/35	500	516,821
General Motors Financial Co., Inc.
4.00%, 10/06/26	440	436,438
4.35%, 01/17/27	735	731,549
2.35%, 02/26/27	429	414,505
5.00%, 04/09/27	800	804,114
5.40%, 05/08/27	764	774,115
5.00%, 07/15/27	275	276,496
5.35%, 07/15/27	735	744,361
2.70%, 08/20/27	585	562,967
3.85%, 01/05/28	284	278,292
6.00%, 01/09/28(a)	588	605,413
5.05%, 04/04/28	500	505,100
2.40%, 04/10/28	630	594,712
5.80%, 06/23/28	765	786,587
2.40%, 10/15/28	802	748,538
5.80%, 01/07/29	1,032	1,063,694
5.65%, 01/17/29(a)	463	473,581
4.30%, 04/06/29	650	638,247
5.55%, 07/15/29	913	932,532
4.90%, 10/06/29	1,125	1,123,175
5.35%, 01/07/30	695	704,874
5.85%, 04/06/30	765	790,927
3.60%, 06/21/30	735	690,582
5.45%, 07/15/30	275	279,679
2.35%, 01/08/31	350	304,910
5.75%, 02/08/31	636	654,066
2.70%, 06/10/31	588	515,867
5.60%, 06/18/31	668	681,340
3.10%, 01/12/32	934	823,849
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Financial Co., Inc. (continued)
5.63%, 04/04/32	$250	$ 253,876
6.40%, 01/09/33	550	578,703
6.10%, 01/07/34	768	792,455
5.95%, 04/04/34	620	630,115
5.45%, 09/06/34	425	418,599
5.90%, 01/07/35(a)	475	479,487
6.15%, 07/15/35	275	281,944
Honda Motor Co. Ltd.
2.53%, 03/10/27	516	500,751
4.44%, 07/08/28	575	574,300
4.69%, 07/08/30	575	575,354
2.97%, 03/10/32	537	480,434
5.34%, 07/08/35	675	674,855
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	942	1,115,487
PACCAR Financial Corp.
5.05%, 08/10/26	300	302,270
5.20%, 11/09/26(a)	375	379,532
2.00%, 02/04/27	225	217,587
5.00%, 05/13/27	250	253,389
4.25%, 06/23/27	225	225,366
4.45%, 08/06/27	325	326,782
4.60%, 01/10/28(a)	200	201,953
4.55%, 03/03/28	325	328,276
4.60%, 01/31/29	525	530,429
4.00%, 09/26/29	200	198,133
4.55%, 05/08/30(a)	200	201,577
5.00%, 03/22/34	375	380,579
Series R, 4.50%, 11/25/26	215	215,778
Toyota Motor Corp.
4.19%, 06/30/27	300	299,482
5.12%, 07/13/28	200	204,794
3.67%, 07/20/28	278	275,238
2.76%, 07/02/29	120	113,346
4.45%, 06/30/30	150	149,937
2.36%, 03/25/31(a)	413	368,684
5.12%, 07/13/33(a)	175	179,700
5.05%, 06/30/35(a)	350	350,482
Toyota Motor Credit Corp.
4.55%, 08/07/26	535	536,057
5.00%, 08/14/26	400	402,408
5.40%, 11/20/26	440	445,930
4.60%, 01/08/27	275	276,200
3.20%, 01/11/27	500	492,294
1.90%, 01/13/27	515	497,766
3.05%, 03/22/27	829	812,563
4.50%, 05/14/27	500	502,024
1.15%, 08/13/27	150	141,022
4.55%, 09/20/27	500	502,612
4.35%, 10/08/27	892	893,061
5.45%, 11/10/27(a)	450	461,735
3.05%, 01/11/28	278	269,998
4.63%, 01/12/28	652	657,326
1.90%, 04/06/28	411	386,747
5.25%, 09/11/28	416	427,901
4.65%, 01/05/29	607	612,638
3.65%, 01/08/29	179	175,146
5.05%, 05/16/29	712	729,504
4.45%, 06/29/29	806	808,227
4.55%, 08/09/29	675	679,117
4.95%, 01/09/30	275	280,387
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
2.15%, 02/13/30	$413	$ 374,275
3.38%, 04/01/30	529	505,242
4.80%, 05/15/30	470	476,378
4.55%, 05/17/30	380	381,388
5.55%, 11/20/30	614	643,496
1.65%, 01/10/31(a)	706	608,843
5.10%, 03/21/31	575	589,081
1.90%, 09/12/31	379	324,595
4.60%, 10/10/31	400	399,437
2.40%, 01/13/32	750	654,375
4.70%, 01/12/33	478	477,766
4.80%, 01/05/34	479	478,212
5.35%, 01/09/35	535	547,556
Series B, 5.00%, 03/19/27	623	629,746
		93,178,748
Banks — 26.8%
African Development Bank
4.63%, 01/04/27	2,100	2,115,037
4.38%, 03/14/28(a)	1,200	1,213,393
Asian Development Bank
3.75%, 04/25/28	1,500	1,493,390
4.50%, 08/25/28(a)	1,900	1,931,134
4.00%, 01/12/33(a)	1,200	1,182,236
3.88%, 06/14/33	1,000	974,309
4.13%, 01/12/34	1,300	1,281,365
Asian Infrastructure Investment Bank
4.88%, 09/14/26	1,200	1,209,353
4.13%, 01/18/29	2,000	2,010,310
Australia & New Zealand Banking Group Ltd./New York
4.42%, 12/16/26	500	500,930
4.75%, 01/18/27	750	755,258
4.90%, 07/16/27	380	384,618
3.92%, 09/30/27	500	496,983
4.62%, 12/16/29	500	506,794
Series A, 4.36%, 06/18/28	250	250,936
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	600	616,525
(1-year CMT + 1.95%), 6.03%, 03/13/35(b)	600	624,239
(1-year CMT + 2.70%), 6.14%, 09/14/28(b)	400	412,460
(1-year CMT + 3.30%), 7.88%, 11/15/34(a)(b)	400	457,216
Banco Santander SA
4.25%, 04/11/27	400	398,102
5.29%, 08/18/27	1,000	1,012,872
3.80%, 02/23/28	600	588,985
4.38%, 04/12/28	800	796,951
5.59%, 08/08/28	800	824,952
6.61%, 11/07/28	1,000	1,062,684
3.31%, 06/27/29(a)	600	572,993
5.57%, 01/17/30	600	620,885
3.49%, 05/28/30	800	758,354
2.75%, 12/03/30	800	712,435
2.96%, 03/25/31	400	364,594
5.44%, 07/15/31	1,150	1,191,619
6.92%, 08/08/33	1,200	1,307,209
6.94%, 11/07/33	800	905,044
6.35%, 03/14/34(a)	600	630,148
6.03%, 01/17/35(a)	800	841,475
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	800	773,825
(1-year CMT + 0.95%), 5.37%, 07/15/28(b)	800	812,841
(1-year CMT + 1.25%), 5.55%, 03/14/28(b)	800	811,169

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA (continued)
(1-year CMT + 1.45%), 5.54%, 03/14/30(b)	$800	$ 823,096
(1-year CMT + 1.60%), 3.23%, 11/22/32(b)	800	715,184
(1-year CMT + 1.65%), 6.53%, 11/07/27(b)	600	613,814
(1-year CMT + 2.00%), 4.18%, 03/24/28(b)	800	794,175
Bank of America Corp.
4.25%, 10/22/26	1,069	1,064,896
3.25%, 10/21/27	1,961	1,920,342
(1-day SOFR + 0.83%), 4.98%, 01/24/29(b)	1,000	1,012,044
(1-day SOFR + 1.00%), 5.16%, 01/24/31(b)	1,705	1,743,528
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	766	744,117
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	1,859	1,739,658
(1-day SOFR + 1.11%), 4.62%, 05/09/29(b)	1,740	1,747,188
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	2,228	1,962,851
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	2,350	2,045,485
(1-day SOFR + 1.31%), 5.51%, 01/24/36(b)	1,920	1,966,610
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	3,267	2,929,507
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,518	2,253,496
(1-day SOFR + 1.34%), 5.93%, 09/15/27(b)	956	970,381
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,509	1,317,207
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,759	1,544,282
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)	1,532	1,591,216
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	1,618	1,614,485
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	2,040	2,077,635
(1-day SOFR + 1.64%), 5.46%, 05/09/36(a)(b)	1,190	1,216,093
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)	2,979	3,054,955
(1-day SOFR + 1.70%), 5.74%, 02/12/36(b)	1,445	1,470,287
(1-day SOFR + 1.74%), 5.52%, 10/25/35(b)	2,200	2,202,622
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	2,107	2,072,974
(1-day SOFR + 1.84%), 5.87%, 09/15/34(b)	2,500	2,632,766
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)	3,080	3,135,627
(1-day SOFR + 1.91%), 5.43%, 08/15/35(b)	1,600	1,600,942
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	1,275	1,323,090
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	2,055	2,073,370
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	1,900	1,736,850
(1-day SOFR + 2.16%), 5.02%, 07/22/33(b)	3,176	3,206,487
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	2,203	2,011,145
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	3,651	3,565,441
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	1,513	1,494,076
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	1,614	1,535,434
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	1,327	1,241,668
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	1,859	1,826,811
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	1,817	1,808,532
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	1,613	1,585,495
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)	1,429	1,409,896
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(b)	1,659	1,640,968
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	1,229	1,046,263
(5-year CMT + 2.00%), 3.85%, 03/08/37(b)	1,400	1,283,953
Series L, 4.18%, 11/25/27	829	824,015
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,262,402
Bank of America N.A., 5.53%, 08/18/26	900	909,742
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
1.25%, 09/15/26	$961	$ 927,983
5.27%, 12/11/26	674	681,182
2.65%, 03/08/27	637	620,553
5.37%, 06/04/27(a)	400	407,254
5.20%, 02/01/28	740	754,998
5.72%, 09/25/28	700	726,542
5.51%, 06/04/31	528	549,999
(1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	625	624,953
(1-day SOFR + 1.25%), 4.64%, 09/10/30(a)(b)	545	547,194
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(a)(b)	410	415,204
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	659	575,434
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	733	712,453
Series H, 4.70%, 09/14/27	700	704,307
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(b)	760	768,162
Bank of New York Mellon Corp.
2.45%, 08/17/26	500	490,664
1.05%, 10/15/26	422	405,719
2.05%, 01/26/27(a)	329	318,776
3.25%, 05/16/27	620	609,942
3.40%, 01/29/28	563	552,420
3.85%, 04/28/28	343	341,128
1.65%, 07/14/28	225	209,412
3.00%, 10/30/28	375	359,236
3.85%, 04/26/29	472	466,486
3.30%, 08/23/29	529	507,193
1.65%, 01/28/31	275	238,068
1.80%, 07/28/31	229	197,795
2.50%, 01/26/32(a)	413	364,973
(1-day SOFR + 0.68%), 4.44%, 06/09/28(b)	494	494,896
(1-day SOFR + 0.84%), 4.89%, 07/21/28(b)	525	530,757
(1-day SOFR + 0.89%), 4.94%, 02/11/31(b)	751	764,568
(1-day SOFR + 1.09%), 4.98%, 03/14/30(a)(b)	800	816,014
(1-day SOFR + 1.15%), 3.99%, 06/13/28(b)	100	99,299
(1-day SOFR + 1.17%), 4.54%, 02/01/29(b)	200	200,882
(1-day SOFR + 1.23%), 5.06%, 07/22/32(b)	525	534,956
(1-day SOFR + 1.25%), 5.23%, 11/20/35(b)	475	482,211
(1-day SOFR + 1.35%), 5.32%, 06/06/36(b)	500	508,934
(1-day SOFR + 1.42%), 4.29%, 06/13/33(b)	500	484,778
(1-day SOFR + 1.42%), 5.19%, 03/14/35(b)	600	607,008
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	300	296,208
(1-day SOFR + 1.60%), 6.32%, 10/25/29(b)	575	607,092
(1-day SOFR + 1.76%), 4.60%, 07/26/30(b)	300	301,777
(1-day SOFR + 1.77%), 5.61%, 07/21/39(b)	300	307,117
(1-day SOFR + 1.85%), 6.47%, 10/25/34(b)	825	906,708
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b)	490	505,008
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	712	753,870
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(b)	575	567,232
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(b)	740	742,691
Bank of Nova Scotia
2.70%, 08/03/26	797	783,565
1.30%, 09/15/26	512	494,632
5.35%, 12/07/26	732	740,552
1.95%, 02/02/27	429	414,845
2.95%, 03/11/27	372	363,779
5.40%, 06/04/27(a)	549	560,257
5.25%, 06/12/28	160	164,143
5.45%, 08/01/29	475	491,755
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (continued)
4.85%, 02/01/30(a)	$900	$ 911,545
2.15%, 08/01/31	329	286,522
2.45%, 02/02/32	553	480,378
5.65%, 02/01/34	550	576,118
(1-day SOFR + 0.89%), 4.93%, 02/14/29(b)	864	872,407
(1-day SOFR + 1.00%), 4.40%, 09/08/28(b)	683	682,133
(1-day SOFR + 1.07%), 5.13%, 02/14/31(b)	750	761,958
(1-day SOFR + 1.44%), 4.74%, 11/10/32(b)	475	473,394
(5-year CMT + 2.05%), 4.59%, 05/04/37(b)	664	631,013
Barclays PLC
4.34%, 01/10/28(a)	700	695,894
4.84%, 05/09/28	1,178	1,180,583
(1-day SOFR + 0.96%), 5.09%, 02/25/29(b)	800	808,790
(1-day SOFR + 1.23%), 5.37%, 02/25/31(b)	1,100	1,123,507
(1-day SOFR + 1.34%), 4.84%, 09/10/28(b)	600	602,932
(1-day SOFR + 1.49%), 5.67%, 03/12/28(b)	800	812,771
(1-day SOFR + 1.56%), 4.94%, 09/10/30(b)	800	805,040
(1-day SOFR + 1.59%), 5.79%, 02/25/36(a)(b)	1,200	1,226,155
(1-day SOFR + 1.74%), 5.69%, 03/12/30(b)	1,200	1,238,361
(1-day SOFR + 1.88%), 6.50%, 09/13/27(b)	800	815,870
(1-day SOFR + 1.91%), 5.34%, 09/10/35(a)(b)	1,200	1,194,166
(1-day SOFR + 2.22%), 6.49%, 09/13/29(b)	650	684,475
(1-day SOFR + 2.62%), 6.69%, 09/13/34(b)	1,000	1,091,342
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	1,300	1,380,150
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(b)	900	987,529
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	878	851,705
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	810	719,590
(1-year CMT + 1.30%), 2.89%, 11/24/32(b)	600	531,220
(1-year CMT + 1.90%), 2.65%, 06/24/31(b)	1,000	905,071
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	1,100	1,118,463
(1-year CMT + 3.00%), 5.75%, 08/09/33(a)(b)	600	621,666
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	900	951,669
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	1,200	1,361,520
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(b)	1,195	1,205,246
(3-mo. SOFR US + 3.31%), 5.09%, 06/20/30(b)	878	880,617
(5-year CMT + 2.90%), 3.56%, 09/23/35(b)	478	439,647
BPCE SA, 3.38%, 12/02/26	400	395,263
Canadian Imperial Bank of Commerce
5.93%, 10/02/26	564	573,313
3.45%, 04/07/27	250	246,369
5.24%, 06/28/27	1,100	1,116,812
5.00%, 04/28/28	572	581,478
5.99%, 10/03/28	250	261,260
5.26%, 04/08/29	800	820,553
3.60%, 04/07/32	664	617,303
6.09%, 10/03/33	650	696,634
(1-day SOFR + 0.72%), 4.86%, 01/13/28(b)	550	553,214
(1-day SOFR + 0.93%), 4.51%, 09/11/27(b)	607	606,810
(1-day SOFR + 1.03%), 4.86%, 03/30/29(b)	834	840,767
(1-day SOFR + 1.11%), 5.25%, 01/13/31(b)	675	688,867
(1-day SOFR + 1.34%), 4.63%, 09/11/30(b)	525	524,847
Capital One NA
Series BKNT, 4.65%, 09/13/28	350	351,461
Series BKNT, 2.70%, 02/06/30	300	277,137
Citibank N.A.
4.93%, 08/06/26	660	663,170
5.80%, 09/29/28(a)	1,150	1,197,662
4.84%, 08/06/29(a)	550	559,060
(1-day SOFR + 0.71%), 4.88%, 11/19/27(b)	1,500	1,506,115
Class BN, 4.58%, 05/29/27	1,500	1,504,417
Class BN, 4.91%, 05/29/30	2,080	2,112,874
Series BKNT, 5.49%, 12/04/26	1,500	1,519,740
Security	Par (000)	Value
Banks (continued)
Citibank N.A. (continued)
Series BKNT, 5.57%, 04/30/34	$1,210	$ 1,257,223
Citigroup, Inc.
3.20%, 10/21/26	1,813	1,785,299
4.30%, 11/20/26(a)	645	642,598
4.45%, 09/29/27	2,541	2,533,870
4.13%, 07/25/28	1,138	1,128,280
6.63%, 06/15/32(a)	526	572,921
5.88%, 02/22/33(a)	300	312,104
6.00%, 10/31/33	600	630,693
(1-day SOFR + 0.87%), 4.79%, 03/04/29(b)	1,250	1,256,401
(1-day SOFR + 1.14%), 4.64%, 05/07/28(b)	1,497	1,498,411
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	1,429	1,308,659
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	1,748	1,547,492
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	1,200	1,046,586
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	1,329	1,298,038
(1-day SOFR + 1.34%), 4.54%, 09/19/30(b)	1,675	1,668,181
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	1,813	1,622,910
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)	1,420	1,445,691
(1-day SOFR + 1.42%), 2.98%, 11/05/30(a)(b)	1,320	1,231,924
(1-day SOFR + 1.45%), 5.45%, 06/11/35(b)	1,500	1,529,675
(1-day SOFR + 1.46%), 4.95%, 05/07/31(b)	1,200	1,211,520
(1-day SOFR + 1.47%), 5.33%, 03/27/36(b)	1,550	1,557,399
(1-day SOFR + 1.83%), 6.02%, 01/24/36(b)	1,955	2,008,581
(1-day SOFR + 1.89%), 4.66%, 05/24/28(b)	1,700	1,702,574
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	1,677	1,565,884
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	1,625	1,652,680
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	1,550	1,546,519
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	1,943	1,761,968
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)	1,400	1,508,271
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	1,935	2,024,358
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	2,379	2,351,394
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)	1,451	1,419,143
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(a)(b)	1,300	1,284,420
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	2,273	2,224,516
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	1,254	1,233,243
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	1,490	1,474,672
(5-year CMT + 1.28%), 5.59%, 11/19/34(b)	802	812,816
(5-year CMT + 1.73%), 5.41%, 09/19/39(b)	700	686,616
Citizens Bank NA/Providence RI, (1-day SOFR + 2.00%), 4.58%, 08/09/28(b)	350	349,760
Citizens Financial Group, Inc.
2.50%, 02/06/30	279	253,225
3.25%, 04/30/30	450	420,539
2.64%, 09/30/32	300	252,342
(1-day SOFR + 1.26%), 5.25%, 03/05/31(b)	275	278,190
(1-day SOFR + 1.91%), 5.72%, 07/23/32(b)	725	748,662
(1-day SOFR + 2.01%), 5.84%, 01/23/30(b)	792	817,683
(1-day SOFR + 2.33%), 6.65%, 04/25/35(b)	450	486,821
(5-year CMT + 2.75%), 5.64%, 05/21/37(a)(b)	200	198,840
Comerica Bank, (1-day SOFR + 2.61%), 5.33%, 08/25/33(b)	250	243,491
Comerica, Inc.
4.00%, 02/01/29(a)	429	419,260
(1-day SOFR + 2.16%), 5.98%, 01/30/30(b)	548	563,699
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	1,000	1,004,126
4.42%, 03/14/28	500	502,600

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA, 4.37%, 05/27/27	$250	$ 250,669
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	250	249,998
5.50%, 10/05/26	250	253,222
5.04%, 03/05/27	500	506,267
4.88%, 01/21/28	250	254,033
4.80%, 01/09/29	250	253,471
4.49%, 10/17/29	500	502,365
Corp. Andina de Fomento, 5.00%, 01/24/29	1,200	1,226,954
Deutsche Bank AG/ New York(b)
08/04/31(c)	1,075	1,076,316
(1-day SOFR + 1.72%), 5.30%, 05/09/31	900	914,849
Deutsche Bank AG/New York
5.41%, 05/10/29	480	494,831
(1-day SOFR + 1.22%), 2.31%, 11/16/27(b)	1,067	1,035,172
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)	748	725,577
(1-day SOFR + 1.59%), 5.71%, 02/08/28(b)	600	608,916
(1-day SOFR + 1.70%), 5.00%, 09/11/30(b)	1,000	1,008,151
(1-day SOFR + 1.72%), 3.04%, 05/28/32(b)	655	589,059
(1-day SOFR + 2.05%), 5.40%, 09/11/35(b)	700	697,840
(1-day SOFR + 2.26%), 3.74%, 01/07/33(b)	750	677,723
(1-day SOFR + 2.51%), 6.82%, 11/20/29(b)	750	798,143
(1-day SOFR + 2.76%), 3.73%, 01/14/32(b)	650	601,439
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	959	900,515
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)	1,150	1,204,363
(1-day SOFR + 3.65%), 7.08%, 02/10/34(a)(b)	850	917,146
(1-day SOFR + 5.44%), 5.88%, 07/08/31(a)(b)	200	205,416
(5-year USD ICE Swap + 2.55%), 4.88%, 12/01/32(a)(b)	550	544,856
(1-day SOFR + 1.21%), 5.37%, 01/10/29(b)	750	762,222
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,000	1,010,739
European Investment Bank
3.88%, 03/15/28(a)	2,800	2,797,591
4.50%, 10/16/28(a)	2,400	2,441,526
4.00%, 02/15/29	3,500	3,508,079
3.63%, 07/15/30	3,200	3,150,145
3.75%, 02/14/33	3,000	2,913,265
Fifth Third Bancorp
2.55%, 05/05/27	321	311,228
3.95%, 03/14/28	500	493,966
(1-day SOFR + 0.69%), 1.71%, 11/01/27(b)	329	317,447
(1-day SOFR + 1.36%), 4.06%, 04/25/28(b)	279	276,869
(1-day SOFR + 1.49%), 4.90%, 09/06/30(b)	400	403,450
(1-day SOFR + 1.66%), 4.34%, 04/25/33(a)(b)	479	458,322
(1-day SOFR + 1.84%), 5.63%, 01/29/32(b)	540	559,313
(1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	762	800,974
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	670	672,516
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	384	399,150
Fifth Third Bank N.A.
(1-day SOFR + 0.81%), 4.97%, 01/28/28(b)	345	347,084
Series BKNT, 2.25%, 02/01/27	350	338,638
First Citizens BancShares, Inc.(b)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	272	273,265
(5-year CMT + 1.97%), 6.25%, 03/12/40(a)	456	457,947
First Horizon Bank, Series BKNT, 5.75%, 05/01/30	250	255,037
First Horizon Corp., (1-day SOFR + 1.77%), 5.51%, 03/07/31(b)	304	309,217
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	225	232,711
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(b)	295	297,111
Goldman Sachs Group, Inc.
3.50%, 11/16/26	1,659	1,637,644
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
5.95%, 01/15/27(a)	$463	$ 474,290
3.85%, 01/26/27	1,659	1,645,582
2.60%, 02/07/30	1,109	1,024,725
3.80%, 03/15/30	1,634	1,589,558
6.13%, 02/15/33	518	564,728
(1-day SOFR + 0.82%), 1.54%, 09/10/27(b)	1,659	1,603,038
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)	2,767	2,679,921
(1-day SOFR + 1.08%), 5.21%, 01/28/31(b)	1,100	1,123,340
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,710	1,482,333
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	1,793	1,740,023
(1-day SOFR + 1.14%), 4.69%, 10/23/30(b)	1,220	1,218,675
(1-day SOFR + 1.21%), 5.05%, 07/23/30(b)	1,400	1,421,968
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	2,719	2,374,609
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	1,981	1,744,389
(1-day SOFR + 1.27%), 5.73%, 04/25/30(b)	1,495	1,551,908
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	2,418	2,152,112
(1-day SOFR + 1.32%), 4.94%, 04/23/28(b)	1,567	1,576,589
(1-day SOFR + 1.38%), 5.54%, 01/28/36(b)	1,900	1,943,788
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	2,844	2,556,235
(1-day SOFR + 1.42%), 5.02%, 10/23/35(b)	2,265	2,230,812
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)	1,435	1,502,687
(1-day SOFR + 1.55%), 5.33%, 07/23/35(b)	1,850	1,867,285
(1-day SOFR + 1.58%), 5.22%, 04/23/31(b)	2,275	2,326,751
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	1,653	1,653,258
(1-day SOFR + 1.77%), 6.48%, 10/24/29(b)	1,626	1,718,475
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	2,021	1,990,435
(1-day SOFR + 1.95%), 6.56%, 10/24/34(b)	800	884,016
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	1,259	1,235,728
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	2,279	2,262,587
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(a)(b)	1,873	1,844,890
HSBC Bank USA NA/New York, Series BKNT, 5.88%, 11/01/34	250	263,735
HSBC Holdings PLC
4.38%, 11/23/26(a)	600	598,050
4.95%, 03/31/30	1,286	1,304,790
(1-day SOFR + 1.03%), 4.90%, 03/03/29(b)	200	201,247
(1-day SOFR + 1.04%), 5.13%, 11/19/28(b)	900	909,379
(1-day SOFR + 1.06%), 5.60%, 05/17/28(b)	955	970,514
(1-day SOFR + 1.10%), 2.25%, 11/22/27(b)	800	775,812
(1-day SOFR + 1.19%), 2.80%, 05/24/32(b)	1,864	1,658,716
(1-day SOFR + 1.29%), 2.21%, 08/17/29(b)	1,050	977,031
(1-day SOFR + 1.29%), 5.29%, 11/19/30(b)	1,200	1,225,143
(1-day SOFR + 1.29%), 5.13%, 03/03/31(b)	920	931,912
(1-day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	1,160,281
(1-day SOFR + 1.46%), 5.55%, 03/04/30(b)	800	822,852
(1-day SOFR + 1.52%), 5.73%, 05/17/32(b)	800	830,143
(1-day SOFR + 1.56%), 5.45%, 03/03/36(b)	1,400	1,407,607
(1-day SOFR + 1.57%), 5.89%, 08/14/27(b)	1,600	1,619,696
(1-day SOFR + 1.57%), 5.24%, 05/13/31(b)	1,400	1,424,885
(1-day SOFR + 1.73%), 2.01%, 09/22/28(b)	1,278	1,210,591
(1-day SOFR + 1.78%), 5.72%, 03/04/35(b)	800	831,123
(1-day SOFR + 1.88%), 5.79%, 05/13/36(b)	1,200	1,237,047
(1-day SOFR + 1.90%), 5.87%, 11/18/35(b)	1,150	1,168,116
(1-day SOFR + 1.95%), 2.36%, 08/18/31(b)	1,000	889,108
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	1,550	1,606,695
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	1,500	1,503,283
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	710	649,935
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)	1,000	1,069,164
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	1,135	1,109,756
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)	$1,500	$ 1,517,684
(1-day SOFR + 2.87%), 5.40%, 08/11/33(b)	1,650	1,689,689
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)	1,200	1,273,990
(1-day SOFR + 3.02%), 7.40%, 11/13/34(b)	1,170	1,307,929
(1-day SOFR + 4.25%), 8.11%, 11/03/33(b)	1,400	1,621,008
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(b)	2,289	2,285,037
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(a)(b)	1,489	1,474,989
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	2,039	1,984,404
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	1,805	1,909,091
HSBC USA, Inc.
5.29%, 03/04/27	335	339,596
4.65%, 06/03/28	400	401,875
Huntington Bancshares, Inc.
2.55%, 02/04/30	440	402,543
(1-day SOFR + 1.28%), 5.27%, 01/15/31(a)(b)	606	618,694
(1-day SOFR + 1.97%), 4.44%, 08/04/28(b)	450	448,696
(1-day SOFR + 2.02%), 6.21%, 08/21/29(b)	600	627,338
(1-day SOFR + 2.05%), 5.02%, 05/17/33(b)	200	197,639
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(b)	750	766,912
(5-year CMT + 1.17%), 2.49%, 08/15/36(b)	324	271,657
(5-year CMT + 1.70%), 6.14%, 11/18/39(b)	350	357,773
Huntington National Bank
5.65%, 01/10/30(a)	400	414,517
(1-day SOFR + 0.72%), 4.87%, 04/12/28(b)	500	502,297
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(b)	500	500,215
ING Groep NV
3.95%, 03/29/27	1,000	991,655
4.55%, 10/02/28	678	679,302
4.05%, 04/09/29	678	667,711
(1-day SOFR + 1.01%), 4.86%, 03/25/29(b)	400	403,305
(1-day SOFR + 1.32%), 2.73%, 04/01/32(b)	450	404,727
(1-day SOFR + 1.44%), 5.34%, 03/19/30(a)(b)	800	819,098
(1-day SOFR + 1.56%), 6.08%, 09/11/27(b)	800	812,185
(1-day SOFR + 1.61%), 5.53%, 03/25/36(b)	660	671,843
(1-day SOFR + 1.77%), 5.55%, 03/19/35(b)	1,000	1,019,425
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	589	584,101
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)	600	576,527
(1-day SOFR + 2.09%), 6.11%, 09/11/34(b)	800	848,746
(1-day SOFR Index + 1.23%), 5.07%, 03/25/31(b)	400	406,008
Inter-American Development Bank
4.38%, 02/01/27(a)	1,000	1,004,276
4.00%, 01/12/28(a)	1,100	1,101,757
4.13%, 02/15/29	2,400	2,413,372
3.50%, 04/12/33(a)	1,400	1,330,578
4.50%, 09/13/33	1,300	1,317,484
Inter-American Investment Corp., 4.75%, 09/19/28	200	204,158
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	700,684
3.50%, 07/12/28	2,500	2,470,397
4.63%, 08/01/28	2,000	2,038,638
3.88%, 02/14/30	3,000	2,988,628
4.00%, 07/25/30	2,300	2,300,799
4.00%, 01/10/31(a)	3,300	3,290,918
4.75%, 11/14/33	1,600	1,649,239
International Finance Corp.
4.38%, 01/15/27(a)	1,000	1,004,049
4.50%, 07/13/28	1,100	1,117,353
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
2.95%, 10/01/26	$2,235	$ 2,201,814
7.63%, 10/15/26(a)	413	428,761
4.13%, 12/15/26	989	985,566
4.25%, 10/01/27(a)	413	413,334
3.63%, 12/01/27	829	815,570
5.58%, 07/23/36	2,485	2,517,126
(1-day SOFR + 0.77%), 1.47%, 09/22/27(b)	1,277	1,233,501
(1-day SOFR + 0.80%), 4.92%, 01/24/29(b)	995	1,005,428
(1-day SOFR + 0.86%), 4.51%, 10/22/28(b)	1,700	1,701,325
(1-day SOFR + 0.93%), 5.57%, 04/22/28(b)	1,150	1,170,302
(1-day SOFR + 0.93%), 4.98%, 07/22/28(b)	1,030	1,039,947
(1-day SOFR + 1.01%), 5.14%, 01/24/31(b)	1,505	1,537,535
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	1,210	1,133,923
(1-day SOFR + 1.04%), 4.60%, 10/22/30(b)	1,700	1,702,306
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	2,059	1,786,129
(1-day SOFR + 1.13%), 5.00%, 07/22/30(b)	1,725	1,754,740
(1-day SOFR + 1.16%), 5.58%, 04/22/30(b)	1,950	2,020,924
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	1,034	1,009,973
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	1,872	1,644,983
(1-day SOFR + 1.19%), 5.04%, 01/23/28(b)	1,571	1,583,180
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	2,457	2,206,646
(1-day SOFR + 1.31%), 5.01%, 01/23/30(b)	1,550	1,575,378
(1-day SOFR + 1.32%), 5.50%, 01/24/36(b)	1,705	1,748,959
(1-day SOFR + 1.33%), 6.07%, 10/22/27(b)	970	987,582
(1-day SOFR + 1.34%), 4.95%, 10/22/35(b)	1,860	1,838,404
(1-day SOFR + 1.44%), 5.10%, 04/22/31(b)	1,290	1,319,156
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)	1,245	1,274,837
(1-day SOFR + 1.46%), 5.29%, 07/22/35(b)	2,125	2,152,202
(1-day SOFR + 1.49%), 5.77%, 04/22/35(b)	1,770	1,856,502
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	1,798	1,793,179
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)	1,425	1,492,783
(1-day SOFR + 1.62%), 5.34%, 01/23/35(b)	1,676	1,710,018
(1-day SOFR + 1.68%), 5.57%, 04/22/36(b)	2,110	2,179,564
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)	1,000	1,003,190
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	1,298	1,281,295
(1-day SOFR + 1.81%), 6.25%, 10/23/34(b)	1,724	1,870,791
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	2,815	2,888,289
(1-day SOFR + 1.89%), 2.18%, 06/01/28(b)	1,000	960,959
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	2,600	2,620,431
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	1,605	1,466,383
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	3,188	3,207,177
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)	2,102	2,192,302
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	829	717,087
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)	1,529	1,495,573
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(b)	2,342	2,090,261
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	1,319	1,303,398
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)	1,529	1,486,148
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)	2,791	2,598,969
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(b)	1,749	1,737,192
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(a)(b)	2,105	2,102,651
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)	1,909	1,889,172

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)	$1,450	$ 1,426,952
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	2,091	1,935,350
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	1,959	1,953,189
JPMorgan Chase Bank N.A., Class BN, 5.11%, 12/08/26	1,500	1,514,162
KeyBank NA
Series BKNT, 6.95%, 02/01/28	550	576,856
Series BKNT, 3.90%, 04/13/29	261	251,557
Series BKNT, 4.90%, 08/08/32	550	535,201
KeyBank NA/Cleveland OH
5.00%, 01/26/33	450	445,574
Series BKNT, 5.85%, 11/15/27	500	514,000
Series BKNT, 4.39%, 12/14/27	250	249,571
KeyCorp, (1-day SOFR Index + 1.23%), 5.12%, 04/04/31(a)(b)	494	499,189
KeyCorp.
2.25%, 04/06/27	546	525,372
4.10%, 04/30/28	345	342,017
2.55%, 10/01/29(a)	413	381,203
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(b)	546	534,597
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)(b)	558	596,246
Kreditanstalt fuer Wiederaufbau
4.63%, 08/07/26	3,000	3,012,355
4.38%, 03/01/27	3,000	3,015,276
3.00%, 05/20/27	2,700	2,652,716
3.50%, 08/27/27	2,000	1,981,366
3.75%, 02/15/28	1,650	1,643,871
2.88%, 04/03/28	1,150	1,120,216
3.88%, 06/15/28	3,000	2,997,785
4.00%, 03/15/29(a)	3,000	3,006,623
1.75%, 09/14/29	1,243	1,139,850
4.63%, 03/18/30	1,995	2,051,255
3.75%, 07/15/30	3,000	2,969,616
0.75%, 09/30/30	789	670,512
4.75%, 10/29/30	1,500	1,551,455
4.13%, 07/15/33(a)	2,600	2,572,926
4.38%, 02/28/34(a)	2,000	2,007,980
Series GLOB, 3.88%, 05/15/28(a)	2,000	1,998,546
Landwirtschaftliche Rentenbank
4.63%, 04/17/29	1,000	1,022,660
4.13%, 05/28/30	255	256,716
0.88%, 09/03/30(a)	1,559	1,334,659
5.00%, 10/24/33	600	627,529
Series 37, 2.50%, 11/15/27(a)	1,400	1,354,907
Lloyds Banking Group PLC
3.75%, 01/11/27	600	593,818
4.38%, 03/22/28	678	675,326
4.55%, 08/16/28	710	710,786
(1-year CMT + 0.83%), 4.82%, 06/13/29(b)	600	603,570
(1-year CMT + 0.85%), 5.09%, 11/26/28(b)	600	606,418
(1-year CMT + 1.07%), 5.72%, 06/05/30(a)(b)	1,000	1,037,335
(1-year CMT + 1.20%), 5.59%, 11/26/35(b)	600	610,067
(1-year CMT + 1.38%), 5.46%, 01/05/28(b)	1,000	1,010,887
(1-year CMT + 1.48%), 5.99%, 08/07/27(b)	900	911,483
(1-year CMT + 1.60%), 6.07%, 06/13/36(a)(b)	800	819,870
(1-year CMT + 1.70%), 5.87%, 03/06/29(a)(b)	1,000	1,030,599
(1-year CMT + 1.75%), 5.68%, 01/05/35(b)	1,200	1,231,167
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	678	668,861
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC (continued)
(1-year CMT + 2.30%), 4.98%, 08/11/33(b)	$900	$ 895,495
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	500	573,606
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(b)	1,300	1,270,125
M&T Bank Corp.(b)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	145	145,852
(1-day SOFR + 1.40%), 5.18%, 07/08/31	486	491,396
(1-day SOFR + 1.61%), 5.39%, 01/16/36	620	617,603
(1-day SOFR + 1.85%), 5.05%, 01/27/34	500	492,701
(1-day SOFR + 2.26%), 6.08%, 03/13/32	466	489,846
(1-day SOFR + 2.80%), 7.41%, 10/30/29(a)	400	432,672
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	448,721
(5-year CMT + 1.43%), 5.40%, 07/30/35	150	150,154
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	650	653,626
(1-day SOFR + 0.95%), 4.76%, 07/06/28(b)	250	250,998
Series BKNT, 3.40%, 08/17/27	250	244,284
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	600	588,682
3.68%, 02/22/27(a)	590	583,704
3.29%, 07/25/27	529	518,859
3.96%, 03/02/28	729	722,119
4.05%, 09/11/28	490	485,787
3.74%, 03/07/29	1,159	1,134,433
3.20%, 07/18/29	1,300	1,239,362
2.56%, 02/25/30	1,010	925,418
2.05%, 07/17/30	910	806,757
(1-year CMT + 0.67%), 1.64%, 10/13/27(b)	750	723,919
(1-year CMT + 0.78%), 5.20%, 01/16/31(b)	400	408,132
(1-year CMT + 0.82%), 5.26%, 04/17/30(b)	600	613,645
(1-year CMT + 0.83%), 2.34%, 01/19/28(b)	750	726,386
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	1,139,225
(1-year CMT + 0.95%), 5.57%, 01/16/36(b)	800	822,806
(1-year CMT + 0.97%), 2.49%, 10/13/32(b)	600	524,319
(1-year CMT + 1.00%), 5.43%, 04/17/35(b)	1,000	1,019,755
(1-year CMT + 1.10%), 2.85%, 01/19/33(b)	600	531,844
(1-year CMT + 1.17%), 5.16%, 04/24/31(b)	280	285,910
(1-year CMT + 1.27%), 5.62%, 04/24/36(b)	1,000	1,033,231
(1-year CMT + 1.30%), 4.08%, 04/19/28(b)	600	595,089
(1-year CMT + 1.38%), 5.42%, 02/22/29(b)	980	1,001,176
(1-year CMT + 1.53%), 5.48%, 02/22/31(b)	440	454,198
(1-year CMT + 1.55%), 4.32%, 04/19/33(b)	400	385,613
(1-year CMT + 1.63%), 5.44%, 02/22/34(a)(b)	755	778,034
(1-year CMT + 1.70%), 5.24%, 04/19/29(b)	335	341,260
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	955	970,862
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	900	908,548
(1-year CMT + 1.97%), 5.41%, 04/19/34(b)	600	617,287
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	600	606,628
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)	450	463,658
Mizuho Financial Group, Inc.
2.84%, 09/13/26	600	589,446
3.66%, 02/28/27(a)	200	197,544
3.17%, 09/11/27	678	660,911
4.02%, 03/05/28	800	793,781
2.56%, 09/13/31	610	531,825
(1-year CMT + 0.82%), 5.10%, 05/13/31(b)	500	507,322
(1-year CMT + 0.87%), 2.17%, 05/22/32(b)	400	345,637
(1-year CMT + 0.90%), 2.26%, 07/09/32(a)(b)	400	345,880
(1-year CMT + 0.92%), 4.71%, 07/08/31(b)	610	608,843
(1-year CMT + 0.98%), 5.42%, 05/13/36(a)(b)	200	202,609
(1-year CMT + 1.07%), 5.32%, 07/08/36(b)	800	803,744
(1-year CMT + 1.08%), 5.38%, 07/10/30(b)	600	615,785
(1-year CMT + 1.12%), 5.38%, 05/26/30(b)	440	450,405
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc. (continued)
(1-year CMT + 1.25%), 3.26%, 05/22/30(b)	$200	$ 190,506
(1-year CMT + 1.30%), 5.58%, 05/26/35(b)	400	410,417
(1-year CMT + 1.30%), 5.59%, 07/10/35(b)	550	565,355
(1-year CMT + 1.50%), 5.67%, 05/27/29(b)	600	617,630
(1-year CMT + 1.65%), 5.78%, 07/06/29(b)	800	827,035
(1-year CMT + 1.65%), 5.74%, 05/27/31(b)	300	312,254
(1-year CMT + 1.80%), 5.75%, 05/27/34(b)	600	624,863
(1-year CMT + 1.90%), 5.75%, 07/06/34(b)	600	624,847
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	600	610,417
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	500	519,700
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(b)	300	272,134
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(b)	678	641,142
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(a)(b)	600	594,397
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(b)	450	392,652
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(b)	420	391,326
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(b)	678	601,573
Morgan Stanley
6.25%, 08/09/26	500	509,036
4.35%, 09/08/26	1,243	1,239,728
3.63%, 01/20/27	1,660	1,643,783
3.95%, 04/23/27	1,263	1,252,379
3.59%, 07/22/28(b)	1,766	1,734,608
7.25%, 04/01/32	400	458,278
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	1,181	1,146,416
(1-day SOFR + 1.01%), 5.65%, 04/13/28(b)	825	840,627
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	1,472	1,261,416
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,642	1,404,761
(1-day SOFR + 1.10%), 4.65%, 10/18/30(b)	1,975	1,978,124
(1-day SOFR + 1.11%), 5.23%, 01/15/31(b)	1,520	1,555,821
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	2,159	1,989,510
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	2,563	2,221,339
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	1,546	1,352,303
(1-day SOFR + 1.22%), 5.04%, 07/19/30(b)	1,530	1,555,755
(1-day SOFR + 1.26%), 5.66%, 04/18/30(b)	1,415	1,465,563
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,562	1,395,211
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	1,817	1,548,522
(1-day SOFR + 1.38%), 4.99%, 04/12/29(b)	1,215	1,229,676
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)	1,815	1,863,430
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	1,425	1,453,862
(1-day SOFR + 1.51%), 5.19%, 04/17/31(b)	2,150	2,195,989
(1-day SOFR + 1.56%), 5.32%, 07/19/35(b)	1,891	1,913,860
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	1,781	1,868,503
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	1,710	1,737,235
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	1,454	1,447,602
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	980	1,006,107
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	1,495	1,517,261
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	1,738	1,780,639
(1-day SOFR + 1.76%), 5.66%, 04/17/36(b)	1,795	1,851,951
(1-day SOFR + 1.83%), 6.41%, 11/01/29(b)	1,280	1,350,661
(1-day SOFR + 1.87%), 5.25%, 04/21/34(b)	1,990	2,021,919
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	1,400	1,434,314
(1-day SOFR + 2.05%), 6.63%, 11/01/34(b)	1,078	1,187,515
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	1,165	1,165,400
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	1,619	1,680,499
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	1,881	2,036,657
(1-day SOFR + 2.62%), 5.30%, 04/20/37(a)(b)	1,178	1,178,591
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	$2,086	$ 1,997,688
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	1,745	1,716,250
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	2,017	2,009,374
(5-year CMT + 1.80%), 5.94%, 02/07/39(b)	900	930,452
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	1,210	1,251,089
Morgan Stanley Bank N.A.
Class BN, (1-day SOFR + 0.68%), 4.45%, 10/15/27(b)	750	748,830
Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29(b)	1,550	1,569,126
Series BKNT, 5.88%, 10/30/26	1,050	1,068,985
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(b)	1,400	1,425,019
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(b)	1,040	1,045,833
Morgan Stanley Bank NA, Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(b)	925	934,193
Morgan Stanley Private Bank NA(b)
(1-day SOFR + 0.77%), 4.47%, 07/06/28	1,320	1,319,142
(1-day SOFR + 1.08%), 4.73%, 07/18/31	2,120	2,129,343
National Australia Bank Ltd.
4.31%, 06/13/28	470	471,149
4.53%, 06/13/30	500	503,586
National Australia Bank Ltd./New York
3.91%, 06/09/27	1,000	993,800
5.09%, 06/11/27	630	639,320
4.50%, 10/26/27(a)	775	779,242
4.94%, 01/12/28	700	712,050
4.90%, 06/13/28(a)	400	407,470
4.79%, 01/10/29	750	763,084
4.90%, 01/14/30(a)	500	511,700
National Bank of Canada
5.60%, 12/18/28	750	774,035
4.50%, 10/10/29	750	746,992
(1-day SOFR + 0.80%), 4.95%, 02/01/28(a)(b)	250	251,360
NatWest Group PLC(b)
(1-year CMT + 1.05%), 5.12%, 05/23/31	800	812,116
(1-year CMT + 1.10%), 5.58%, 03/01/28	600	609,177
(1-year CMT + 1.22%), 4.96%, 08/15/30	800	808,415
(1-year CMT + 1.50%), 5.78%, 03/01/35	1,000	1,037,022
(1-year CMT + 1.95%), 5.81%, 09/13/29	800	829,209
(1-year CMT + 2.10%), 6.02%, 03/02/34	500	527,893
(1-year CMT + 2.27%), 5.52%, 09/30/28	1,325	1,350,056
(1-year CMT + 2.55%), 3.07%, 05/22/28	650	633,788
(3-mo. SOFR US + 2.01%), 4.89%, 05/18/29	928	935,353
(3-mo. SOFR US + 2.13%), 4.45%, 05/08/30	878	871,465
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	978	990,678
(5-year CMT + 2.20%), 6.48%, 06/01/34	600	626,098
(5-year CMT + 2.35%), 3.03%, 11/28/35	400	360,585
Northern Trust Corp.
4.00%, 05/10/27	483	481,076
3.65%, 08/03/28	163	160,410
3.15%, 05/03/29	213	204,647
1.95%, 05/01/30	550	493,856
6.13%, 11/02/32	610	657,905
(3-mo. SOFR US + 1.39%), 3.38%, 05/08/32(a)(b)	600	581,917
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	900	908,593
4.75%, 05/21/27	920	930,298
4.25%, 03/01/28	900	906,205

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Oesterreichische Kontrollbank AG (continued)
4.13%, 01/18/29	$1,000	$ 1,004,261
3.75%, 09/05/29	700	692,836
4.50%, 01/24/30(a)	175	178,332
PNC Bank N.A., Series BKNT, 4.05%, 07/26/28	900	891,014
PNC Bank NA
(1-day SOFR + 0.73%), 4.43%, 07/21/28(b)	500	499,931
Series BKNT, 3.10%, 10/25/27	500	486,291
Series BKNT, 3.25%, 01/22/28(a)	250	243,826
Series BKNT, 2.70%, 10/22/29	500	464,718
PNC Financial Services Group, Inc.
1.15%, 08/13/26	509	492,536
3.15%, 05/19/27	450	440,706
3.45%, 04/23/29	1,073	1,041,039
2.55%, 01/22/30(a)	1,331	1,230,165
(1-day SOFR + 0.98%), 2.31%, 04/23/32(b)	529	463,698
(1-day SOFR + 1.07%), 5.22%, 01/29/31(b)	510	522,691
(1-day SOFR + 1.20%), 5.49%, 05/14/30(b)	1,276	1,319,353
(1-day SOFR + 1.26%), 4.81%, 10/21/32(b)	1,180	1,178,907
(1-day SOFR + 1.33%), 4.90%, 05/13/31(b)	575	581,268
(1-day SOFR + 1.34%), 5.30%, 01/21/28(b)	831	840,727
(1-day SOFR + 1.39%), 5.58%, 01/29/36(b)	1,100	1,128,488
(1-day SOFR + 1.42%), 5.37%, 07/21/36(b)	1,125	1,136,244
(1-day SOFR + 1.60%), 5.40%, 07/23/35(b)	920	935,959
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	675	688,826
(1-day SOFR + 1.84%), 5.58%, 06/12/29(b)	1,658	1,709,152
(1-day SOFR + 1.90%), 5.68%, 01/22/35(b)	1,012	1,048,417
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)	1,175	1,177,709
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)	300	316,141
(1-day SOFR + 2.28%), 6.88%, 10/20/34(b)	1,399	1,562,514
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(b)	510	522,084
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(a)(b)	450	438,506
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(b)	648	688,313
Regions Financial Corp.
1.80%, 08/12/28(a)	363	335,646
(1-day SOFR + 1.49%), 5.72%, 06/06/30(b)	325	335,706
(1-day SOFR + 2.06%), 5.50%, 09/06/35(b)	600	605,009
Royal Bank of Canada
1.40%, 11/02/26	324	312,533
4.88%, 01/19/27	641	645,896
2.05%, 01/21/27	313	303,120
3.63%, 05/04/27	837	827,436
4.24%, 08/03/27	750	748,386
6.00%, 11/01/27	1,100	1,137,247
4.90%, 01/12/28	300	304,169
5.20%, 08/01/28	880	901,648
4.95%, 02/01/29	433	442,201
2.30%, 11/03/31	900	787,550
3.88%, 05/04/32(a)	700	667,519
5.00%, 02/01/33	960	976,687
5.00%, 05/02/33	562	569,684
5.15%, 02/01/34	1,041	1,064,179
(1-day SOFR + 0.83%), 4.97%, 01/24/29(b)	850	859,516
08/06/29(b)(c)	725	725,471
(1-day SOFR + 1.03%), 5.15%, 02/04/31(b)	950	968,404
08/06/31(b)(c)	575	575,496
(1-day SOFR + 1.10%), 4.97%, 08/02/30(b)	700	708,747
(1-day SOFR Index + 0.72%), 4.51%, 10/18/27(b)	350	349,656
(1-day SOFR Index + 0.81%), 4.72%, 03/27/28(b)	775	778,819
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(b)	350	350,064
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(b)	1,158	1,157,949
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(b)	775	785,147
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA, Inc.
3.24%, 10/05/26	$619	$ 608,826
4.40%, 07/13/27	500	499,287
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)	575	557,118
(1-day SOFR + 1.61%), 5.47%, 03/20/29(a)(b)	400	406,808
(1-day SOFR + 1.88%), 5.74%, 03/20/31(b)	400	411,458
(1-day SOFR + 1.94%), 5.35%, 09/06/30(b)	638	649,398
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(b)	510	535,118
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	496	516,515
(1-day SOFR + 2.50%), 6.17%, 01/09/30(b)	611	636,709
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	388	405,845
(1-day SOFR + 3.28%), 7.66%, 11/09/31(b)	300	334,650
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	629,230
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	224,347
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	832,666
(1-day SOFR Index + 1.55%), 4.86%, 09/11/30(a)	600	600,083
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	600	587,543
Santander UK Group Holdings PLC, (1-day SOFR Index + 1.52%), 5.69%, 04/15/31(b)	550	568,883
Standard Chartered Bank/New York, 4.85%, 12/03/27(a)	250	252,386
State Street Bank & Trust Co.
4.59%, 11/25/26	750	753,423
4.78%, 11/23/29(a)	500	508,953
State Street Corp.
5.27%, 08/03/26	782	787,785
4.99%, 03/18/27(a)	801	810,099
4.33%, 10/22/27(a)	841	842,418
4.54%, 02/28/28	734	739,213
2.40%, 01/24/30(a)	489	453,078
4.73%, 02/28/30	400	403,939
4.83%, 04/24/30	500	507,937
2.20%, 03/03/31	450	396,514
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)	341	328,860
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	279	270,072
(1-day SOFR + 0.95%), 4.54%, 04/24/28(b)	195	195,608
(1-day SOFR + 1.00%), 2.62%, 02/07/33(b)	441	388,396
(1-day SOFR + 1.02%), 4.53%, 02/20/29(b)	700	702,416
(1-day SOFR + 1.05%), 4.68%, 10/22/32(b)	525	523,544
(1-day SOFR + 1.22%), 5.15%, 02/28/36(b)	400	402,081
(1-day SOFR + 1.48%), 5.68%, 11/21/29(b)	500	520,139
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	330	304,920
(1-day SOFR + 1.57%), 4.82%, 01/26/34(b)	600	596,043
(1-day SOFR + 1.61%), 4.42%, 05/13/33(b)	350	342,372
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	115	118,544
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)	500	479,676
(1-day SOFR + 1.89%), 5.16%, 05/18/34(a)(b)	550	559,957
(1-day SOFR + 1.96%), 6.12%, 11/21/34(b)	450	479,148
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	335	316,369
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(b)	250	248,146
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26	1,382	1,335,163
3.01%, 10/19/26	863	848,252
3.45%, 01/11/27	700	690,802
2.17%, 01/14/27	200	193,691
3.36%, 07/12/27	1,177	1,156,623
3.35%, 10/18/27	413	404,010
5.52%, 01/13/28	1,100	1,129,174
3.54%, 01/17/28	309	303,012
5.80%, 07/13/28	500	519,550
3.94%, 07/19/28	514	508,914
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.72%, 09/14/28	$400	$ 414,386
1.90%, 09/17/28	1,182	1,093,817
4.31%, 10/16/28(a)	432	430,469
2.47%, 01/14/29	400	374,477
5.32%, 07/09/29	400	411,175
3.04%, 07/16/29	1,640	1,550,055
2.72%, 09/27/29	478	446,453
5.71%, 01/13/30	700	731,171
2.75%, 01/15/30	750	693,921
5.24%, 04/15/30	400	410,280
2.13%, 07/08/30	1,310	1,164,508
5.85%, 07/13/30	500	526,492
2.14%, 09/23/30	470	415,425
1.71%, 01/12/31	235	201,978
5.42%, 07/09/31	600	620,079
2.22%, 09/17/31	400	347,012
5.45%, 01/15/32	200	206,820
5.77%, 01/13/33	1,050	1,102,407
5.78%, 07/13/33	500	525,485
5.81%, 09/14/33(a)	600	635,453
5.56%, 07/09/34	800	826,293
5.63%, 01/15/35	600	623,840
(1-day SOFR + 1.19%), 4.66%, 07/08/31(b)	500	499,842
(1-day SOFR + 1.38%), 4.95%, 07/08/33(b)	500	500,426
(1-day SOFR + 1.50%), 5.25%, 07/08/36(a)(b)	500	502,622
Synchrony Bank, 5.63%, 08/23/27	500	508,538
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	253,023
Synovus Financial Corp., (1-day SOFR + 2.35%), 6.17%, 11/01/30(b)	334	343,334
Toronto-Dominion Bank
1.25%, 09/10/26	911	879,574
5.26%, 12/11/26	165	166,789
4.57%, 12/17/26	950	951,653
1.95%, 01/12/27(a)	413	399,116
2.80%, 03/10/27	637	621,336
4.98%, 04/05/27	275	277,560
4.11%, 06/08/27	816	812,375
4.69%, 09/15/27	674	678,162
5.16%, 01/10/28	1,350	1,373,296
4.86%, 01/31/28	498	502,995
4.57%, 06/02/28	400	401,814
5.52%, 07/17/28	747	770,115
4.99%, 04/05/29	605	615,932
4.78%, 12/17/29	550	555,311
4.81%, 06/03/30	400	403,243
2.00%, 09/10/31	295	256,487
2.45%, 01/12/32	413	360,722
5.30%, 01/30/32	500	512,980
3.20%, 03/10/32	1,015	923,591
4.46%, 06/08/32(a)	1,432	1,404,124
(5-year CMT + 1.50%), 5.15%, 09/10/34(b)	650	653,461
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)	1,015	1,001,245
Truist Bank
Series BKNT, 3.80%, 10/30/26	500	495,189
Series BKNT, 2.25%, 03/11/30	761	683,968
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28(b)	735	733,947
Truist Financial Corp.
1.13%, 08/03/27(a)	435	408,367
3.88%, 03/19/29	330	321,554
1.95%, 06/05/30	535	474,774
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	529	492,310
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp. (continued)
(1-day SOFR + 1.31%), 5.07%, 05/20/31(b)	$700	$ 709,688
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)	123	122,337
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)	1,054	1,063,477
(1-day SOFR + 1.57%), 5.15%, 08/05/32(a)(b)	625	635,800
(1-day SOFR + 1.62%), 5.44%, 01/24/30(b)	899	924,208
(1-day SOFR + 1.85%), 5.12%, 01/26/34(b)	999	998,194
(1-day SOFR + 1.92%), 5.71%, 01/24/35(a)(b)	1,248	1,290,824
(1-day SOFR + 2.24%), 4.92%, 07/28/33(b)	702	688,306
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)	500	530,527
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	1,165	1,216,877
(1-day SOFR + 2.45%), 7.16%, 10/30/29(b)	1,035	1,116,764
U.S. Bancorp
3.90%, 04/26/28	465	460,806
3.00%, 07/30/29	634	598,712
1.38%, 07/22/30	969	835,994
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	693	669,666
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)	413	361,803
(1-day SOFR + 1.06%), 5.05%, 02/12/31(b)	605	614,111
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	847	851,145
(1-day SOFR + 1.25%), 5.10%, 07/23/30(b)	810	826,573
(1-day SOFR + 1.30%), 5.08%, 05/15/31(b)	750	763,273
(1-day SOFR + 1.41%), 5.42%, 02/12/36(a)(b)	640	650,715
(1-day SOFR + 1.56%), 5.38%, 01/23/30(b)	1,018	1,044,987
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	1,200	1,184,505
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	760	761,189
(1-day SOFR + 1.86%), 5.68%, 01/23/35(b)	1,224	1,268,729
(1-day SOFR + 1.88%), 6.79%, 10/26/27(b)	634	650,548
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	1,045	1,081,289
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	1,162	1,218,106
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	675	665,765
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	933	977,778
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	1,007	855,026
Series X, 3.15%, 04/27/27	783	768,107
U.S. Bank NA, (1-day SOFR + 0.69%), 4.51%, 10/22/27(b)	800	799,409
UBS AG/London, 5.65%, 09/11/28	1,000	1,037,614
UBS AG/Stamford
1.25%, 08/07/26	1,050	1,017,464
(1-day SOFR + 0.72%), 4.86%, 01/10/28(b)	750	754,409
UBS AG/Stamford CT
5.00%, 07/09/27(a)	650	657,739
7.50%, 02/15/28	1,400	1,504,153
US Bank NA/Cincinnati OH, (1-day SOFR + 0.91%), 4.73%, 05/15/28(a)(b)	750	753,313
Wells Fargo & Co.
3.00%, 10/23/26	2,366	2,326,201
4.30%, 07/22/27	1,667	1,663,772
4.15%, 01/24/29	1,374	1,361,840
(1-day SOFR + 1.07%), 5.71%, 04/22/28(b)	1,880	1,916,528
(1-day SOFR + 1.11%), 5.24%, 01/24/31(b)	2,091	2,140,560
(1-day SOFR + 1.37%), 4.97%, 04/23/29(b)	2,000	2,022,450
(1-day SOFR + 1.38%), 5.21%, 12/03/35(b)	1,650	1,653,849
(1-day SOFR + 1.50%), 5.20%, 01/23/30(b)	1,320	1,347,121
(1-day SOFR + 1.50%), 5.15%, 04/23/31(b)	2,875	2,933,336
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	2,463	2,254,626
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	2,167	2,132,770
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	2,394	2,464,776
(1-day SOFR + 1.74%), 5.61%, 04/23/36(a)(b)	1,795	1,848,391
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)	1,965	2,012,868
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)	1,571	1,652,925
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	2,045	2,055,936
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	2,556	2,635,547

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)(b)	$2,335	$ 2,388,305
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	1,966	2,147,008
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	2,045	1,968,696
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	2,873	2,871,962
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	1,743	1,598,802
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(a)(b)	2,209	2,063,605
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(b)	2,143	2,107,304
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	1,559	1,548,553
Series W, (1-day SOFR + 0.78%), 4.90%, 01/24/28(b)	1,415	1,422,259
Wells Fargo Bank N.A.
5.25%, 12/11/26	1,200	1,213,875
Series BKNT, 5.45%, 08/07/26	1,500	1,514,926
Westpac Banking Corp.
2.70%, 08/19/26	736	723,750
4.60%, 10/20/26	230	230,832
3.35%, 03/08/27	500	493,206
4.04%, 08/26/27	600	598,138
5.46%, 11/18/27	854	876,272
3.40%, 01/25/28	535	525,611
5.54%, 11/17/28	820	852,726
1.95%, 11/20/28	629	584,855
5.05%, 04/16/29	500	513,057
2.65%, 01/16/30	571	533,204
4.35%, 07/01/30	550	549,716
2.15%, 06/03/31	536	473,827
6.82%, 11/17/33	428	470,759
(1-year CMT + 1.20%), 5.62%, 11/20/35(b)	950	958,587
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	550	556,035
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	720	631,849
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	957	845,915
(5-year CMT + 2.00%), 4.11%, 07/24/34(a)(b)	740	715,473
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	704	698,155
Zions Bancorp NA
3.25%, 10/29/29	261	239,938
(1-day SOFR + 2.83%), 6.82%, 11/19/35(b)	250	262,042
		921,238,262
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29	2,067	2,097,224
3.50%, 06/01/30	1,311	1,260,665
4.90%, 01/23/31	400	409,305
5.00%, 06/15/34	863	875,067
5.88%, 06/15/35	200	214,175
Brown-Forman Corp., 4.75%, 04/15/33(a)	200	199,977
Coca-Cola Co.
3.38%, 03/25/27	672	664,552
2.90%, 05/25/27	163	159,674
1.45%, 06/01/27	900	858,262
1.50%, 03/05/28	429	402,844
1.00%, 03/15/28	676	625,140
2.13%, 09/06/29	729	673,612
3.45%, 03/25/30	745	718,861
1.65%, 06/01/30	876	775,365
2.00%, 03/05/31	212	187,130
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
1.38%, 03/15/31	$912	$ 778,514
2.25%, 01/05/32	1,233	1,086,703
5.00%, 05/13/34(a)	766	784,723
4.65%, 08/14/34(a)	637	637,315
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	300	307,523
5.45%, 06/01/34	300	308,645
Coca-Cola Femsa SAB de C.V.
2.75%, 01/22/30	705	654,809
1.85%, 09/01/32	332	271,589
5.10%, 05/06/35	150	148,955
Constellation Brands, Inc.
3.70%, 12/06/26	620	613,460
3.50%, 05/09/27	179	176,045
4.35%, 05/09/27	400	398,759
3.60%, 02/15/28	350	343,036
4.65%, 11/15/28	250	251,004
4.80%, 01/15/29	175	176,390
3.15%, 08/01/29	829	786,369
2.88%, 05/01/30	229	211,622
4.80%, 05/01/30	175	175,791
2.25%, 08/01/31	652	564,988
4.75%, 05/09/32(a)	330	327,414
4.90%, 05/01/33(a)	440	435,999
Diageo Capital PLC
5.38%, 10/05/26	600	606,105
5.30%, 10/24/27	500	510,243
3.88%, 05/18/28	478	473,782
2.38%, 10/24/29(a)	766	708,856
2.00%, 04/29/30	378	339,260
2.13%, 04/29/32	478	406,789
5.50%, 01/24/33	500	520,844
5.63%, 10/05/33	600	629,309
Diageo Investment Corp.
5.13%, 08/15/30	600	615,834
5.63%, 04/15/35	500	521,569
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26	252	246,777
5.10%, 03/15/27	543	548,191
3.43%, 06/15/27	314	308,348
4.35%, 05/15/28	250	249,483
4.60%, 05/25/28(a)	702	704,999
5.05%, 03/15/29	543	552,361
3.95%, 04/15/29	632	619,733
3.20%, 05/01/30	413	387,736
4.60%, 05/15/30	250	249,925
4.05%, 04/15/32	615	589,792
5.30%, 03/15/34	325	332,123
5.15%, 05/15/35	250	248,851
Series 10, 5.20%, 03/15/31	225	230,814
Series 31, 2.25%, 03/15/31	213	187,044
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	225	226,600
4.55%, 02/16/29	225	227,000
4.70%, 02/16/34	325	320,775
PepsiCo, Inc.
2.38%, 10/06/26	659	645,164
5.13%, 11/10/26	1,800	1,818,620
4.40%, 02/07/27	100	100,365
2.63%, 03/19/27	256	249,673
3.00%, 10/15/27	813	793,656
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
4.45%, 02/07/28	$300	$ 302,448
3.60%, 02/18/28	445	439,786
4.45%, 05/15/28	456	460,475
4.10%, 01/15/29	575	572,394
7.00%, 03/01/29	150	163,594
4.50%, 07/17/29	425	429,388
2.63%, 07/29/29	729	686,189
4.60%, 02/07/30	300	304,215
2.75%, 03/19/30	1,025	956,407
1.63%, 05/01/30	496	438,672
4.30%, 07/23/30	235	233,977
1.40%, 02/25/31	464	396,179
1.95%, 10/21/31	816	705,462
3.90%, 07/18/32	837	804,735
4.65%, 07/23/32	375	374,783
4.45%, 02/15/33	550	547,592
4.80%, 07/17/34	425	424,858
5.00%, 02/07/35	854	861,871
5.00%, 07/23/35	675	676,253
		44,511,405
Biotechnology — 0.7%
Amgen, Inc.
2.60%, 08/19/26	901	884,079
2.20%, 02/21/27	1,148	1,110,408
3.20%, 11/02/27	865	842,950
5.15%, 03/02/28	1,999	2,035,580
1.65%, 08/15/28	1,200	1,107,821
3.00%, 02/22/29	300	285,837
4.05%, 08/18/29	942	927,793
2.45%, 02/21/30	902	824,231
5.25%, 03/02/30	1,832	1,883,118
2.30%, 02/25/31	902	800,091
2.00%, 01/15/32	760	646,130
3.35%, 02/22/32	666	615,356
4.20%, 03/01/33	600	574,329
5.25%, 03/02/33(a)	2,258	2,302,452
Biogen, Inc.
2.25%, 05/01/30	907	813,346
5.05%, 01/15/31	120	121,592
5.75%, 05/15/35	415	426,347
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	250	244,808
3.70%, 03/15/32	577	531,699
Gilead Sciences, Inc.
2.95%, 03/01/27	863	845,631
1.20%, 10/01/27	475	444,785
4.80%, 11/15/29	380	385,920
1.65%, 10/01/30	821	714,615
5.25%, 10/15/33	665	684,586
5.10%, 06/15/35	704	708,613
Illumina, Inc.
4.65%, 09/09/26	225	224,959
5.75%, 12/13/27	200	204,407
2.55%, 03/23/31	395	347,057
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	581,761
Royalty Pharma PLC
1.75%, 09/02/27	643	608,491
5.15%, 09/02/29	300	305,380
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC (continued)
2.20%, 09/02/30	$1,059	$ 936,581
2.15%, 09/02/31(a)	286	244,672
5.40%, 09/02/34(a)	300	302,641
		24,518,066
Broadline Retail — 0.0%
TJX Cos., Inc.
2.25%, 09/15/26	757	740,745
1.15%, 05/15/28	350	322,377
3.88%, 04/15/30	250	244,820
1.60%, 05/15/31(a)	350	300,104
		1,608,046
Building Materials — 0.5%
Amrize Finance U.S. LLC(d)
4.60%, 04/07/27	125	125,029
4.70%, 04/07/28	125	125,632
4.95%, 04/07/30	898	907,456
5.40%, 04/07/35	595	599,793
Carrier Global Corp.
2.49%, 02/15/27	542	527,267
2.72%, 02/15/30	1,287	1,194,030
2.70%, 02/15/31	506	458,888
5.90%, 03/15/34	576	609,810
CRH America Finance, Inc.
5.40%, 05/21/34	500	509,631
5.50%, 01/09/35	650	664,451
CRH SMW Finance DAC
5.20%, 05/21/29	600	615,166
5.13%, 01/09/30	650	663,150
Eagle Materials, Inc., 2.50%, 07/01/31	403	356,107
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	413	390,779
4.00%, 03/25/32	279	261,430
5.88%, 06/01/33(a)	186	194,355
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	300	310,510
1.75%, 09/15/30	411	358,836
2.00%, 09/16/31	351	299,646
4.90%, 12/01/32	475	476,116
Lennox International, Inc., 5.50%, 09/15/28	254	260,834
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	159,950
3.50%, 12/15/27	300	293,518
2.50%, 03/15/30	179	163,912
2.40%, 07/15/31	561	493,523
5.15%, 12/01/34	507	508,217
Masco Corp.
1.50%, 02/15/28	300	277,922
2.00%, 10/01/30	109	95,482
2.00%, 02/15/31	413	355,086
Mohawk Industries, Inc.
5.85%, 09/18/28	250	259,289
3.63%, 05/15/30(a)	425	406,413
Owens Corning
3.40%, 08/15/26(a)	272	268,955
5.50%, 06/15/27	299	304,109
3.95%, 08/15/29(a)	270	263,770
3.50%, 02/15/30	290	276,668

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Owens Corning (continued)
3.88%, 06/01/30(a)	$225	$ 216,958
5.70%, 06/15/34(a)	422	437,836
Trane Technologies Financing Ltd.
3.80%, 03/21/29	560	548,954
5.25%, 03/03/33	400	410,718
5.10%, 06/13/34	255	258,593
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	300	295,559
Vulcan Materials Co.
3.90%, 04/01/27	129	127,911
4.95%, 12/01/29	325	329,922
3.50%, 06/01/30	400	380,593
5.35%, 12/01/34	325	329,743
		17,372,517
Building Products — 0.6%
Ferguson Enterprises, Inc., 5.00%, 10/03/34	500	493,294
Home Depot, Inc.
2.13%, 09/15/26	671	655,435
4.95%, 09/30/26	566	570,275
2.50%, 04/15/27	460	447,415
2.88%, 04/15/27(a)	525	513,620
4.88%, 06/25/27	245	247,964
2.80%, 09/14/27	671	651,916
0.90%, 03/15/28	408	375,710
1.50%, 09/15/28	555	512,174
3.90%, 12/06/28	600	595,784
4.90%, 04/15/29	250	255,410
2.95%, 06/15/29	1,226	1,169,295
4.75%, 06/25/29	853	866,717
2.70%, 04/15/30	1,051	977,575
1.38%, 03/15/31	475	401,707
4.85%, 06/25/31	595	606,666
1.88%, 09/15/31	671	575,897
3.25%, 04/15/32	734	676,499
4.50%, 09/15/32	944	942,966
4.95%, 06/25/34	1,185	1,194,925
Lowe’s Cos., Inc.
3.35%, 04/01/27	628	617,438
3.10%, 05/03/27	1,056	1,032,933
1.30%, 04/15/28	899	830,705
1.70%, 09/15/28	352	324,635
6.50%, 03/15/29	260	277,900
3.65%, 04/05/29	613	596,830
4.50%, 04/15/30	829	831,790
1.70%, 10/15/30	941	815,531
2.63%, 04/01/31	1,129	1,013,835
3.75%, 04/01/32	829	778,624
5.00%, 04/15/33	850	855,712
5.15%, 07/01/33(a)	552	560,019
		21,267,196
Capital Markets — 2.0%
Affiliated Managers Group, Inc.
3.30%, 06/15/30	264	247,373
5.50%, 08/20/34	200	201,707
Ameriprise Financial, Inc.
2.88%, 09/15/26	289	284,282
5.70%, 12/15/28	375	390,172
4.50%, 05/13/32	313	309,592
5.15%, 05/15/33	460	468,908
Security	Par (000)	Value
Capital Markets (continued)
Ameriprise Financial, Inc. (continued)
5.20%, 04/15/35	$475	$ 476,099
Apollo Debt Solutions BDC
6.90%, 04/13/29	600	626,975
5.88%, 08/30/30(d)	175	175,223
6.70%, 07/29/31	640	666,427
6.55%, 03/15/32(d)	355	363,936
Apollo Global Management, Inc., 6.38%, 11/15/33	375	408,461
Ares Capital Corp.
7.00%, 01/15/27	482	496,311
2.88%, 06/15/27(a)	179	173,185
2.88%, 06/15/28	568	536,820
5.88%, 03/01/29	550	562,448
5.95%, 07/15/29	565	578,749
5.50%, 09/01/30	615	614,655
3.20%, 11/15/31	563	492,207
5.80%, 03/08/32	625	623,895
Ares Management Corp., 6.38%, 11/10/28	254	267,543
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26	130	126,068
5.95%, 03/15/30(a)	250	248,997
Barings BDC, Inc.
3.30%, 11/23/26	150	146,474
7.00%, 02/15/29	250	259,092
Barings Private Credit Corp., 6.15%, 06/11/30(d)	200	196,988
BGC Group, Inc.
8.00%, 05/25/28	200	213,111
6.60%, 06/10/29	325	336,208
6.15%, 04/02/30(d)	325	328,774
Blackstone Private Credit Fund
2.63%, 12/15/26	675	652,822
3.25%, 03/15/27	532	517,523
4.95%, 09/26/27	250	249,048
7.30%, 11/27/28	450	477,891
4.00%, 01/15/29	393	379,002
5.95%, 07/16/29	325	331,492
5.60%, 11/22/29	300	302,360
5.25%, 04/01/30(a)	250	247,666
6.25%, 01/25/31	300	309,351
6.00%, 01/29/32	550	557,035
6.00%, 11/22/34	550	546,419
Blackstone Secured Lending Fund
2.75%, 09/16/26(a)	552	538,501
2.13%, 02/15/27	400	382,639
5.88%, 11/15/27	175	178,012
5.35%, 04/13/28	450	453,531
2.85%, 09/30/28	390	365,214
5.30%, 06/30/30	375	373,086
Blue Owl Capital Corp.
2.63%, 01/15/27	225	216,755
3.13%, 04/13/27	130	125,419
2.88%, 06/11/28	526	490,720
5.95%, 03/15/29	758	759,532
6.20%, 07/15/30(a)	180	181,652
Blue Owl Capital Corp. II, 8.45%, 11/15/26	50	51,739
Blue Owl Credit Income Corp.
4.70%, 02/08/27	252	250,075
7.75%, 09/16/27	600	627,123
7.95%, 06/13/28	398	421,490
7.75%, 01/15/29	352	373,922
6.60%, 09/15/29	600	616,972
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Blue Owl Credit Income Corp. (continued)
5.80%, 03/15/30	$625	$ 626,088
6.65%, 03/15/31	470	482,959
Blue Owl Finance LLC
3.13%, 06/10/31	398	355,462
4.38%, 02/15/32	200	187,336
6.25%, 04/18/34	670	690,506
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(a)	50	48,029
6.10%, 03/15/28(d)	465	467,720
6.75%, 04/04/29(a)	400	409,540
Brookfield Asset Management Ltd., 5.80%, 04/24/35	450	460,394
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	342,337
Carlyle Secured Lending, Inc., 6.75%, 02/18/30	150	154,282
Charles Schwab Corp.
5.88%, 08/24/26	736	745,840
3.20%, 03/02/27	478	469,555
2.45%, 03/03/27(a)	943	916,019
3.30%, 04/01/27	350	344,345
3.20%, 01/25/28	525	512,194
2.00%, 03/20/28	754	712,125
4.00%, 02/01/29	442	438,043
3.25%, 05/22/29	532	511,833
2.75%, 10/01/29	179	167,962
4.63%, 03/22/30	179	180,878
1.65%, 03/11/31	413	353,119
2.30%, 05/13/31	363	321,404
1.95%, 12/01/31	700	596,661
2.90%, 03/03/32	660	592,790
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	904	953,994
(1-day SOFR + 2.01%), 6.14%, 08/24/34(b)	795	858,018
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	562	580,651
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	856	907,224
CI Financial Corp., 3.20%, 12/17/30	646	573,491
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	570	646,196
Eaton Vance Corp., 3.50%, 04/06/27	200	197,125
Franklin BSP Capital Corp., 7.20%, 06/15/29	200	207,243
Franklin Resources, Inc., 1.60%, 10/30/30	500	431,540
FS KKR Capital Corp.
2.63%, 01/15/27	329	316,268
3.25%, 07/15/27	413	396,754
3.13%, 10/12/28	431	397,527
7.88%, 01/15/29	250	264,815
6.88%, 08/15/29(a)	372	383,953
6.13%, 01/15/30(a)	400	401,326
Goldman Sachs BDC, Inc., 6.38%, 03/11/27	100	101,991
Goldman Sachs Private Credit Corp.(a)(d)
5.88%, 05/06/28	225	226,713
6.25%, 05/06/30	375	379,298
Golub Capital BDC, Inc.
2.50%, 08/24/26	380	370,109
2.05%, 02/15/27	145	138,329
7.05%, 12/05/28	250	262,254
6.00%, 07/15/29	502	509,605
Golub Capital Private Credit Fund
5.45%, 08/15/28	295	293,982
5.80%, 09/12/29	300	301,064
5.88%, 05/01/30	302	303,241
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	175	176,555
6.38%, 07/01/34	645	639,086
6.75%, 07/15/35	175	176,240
Security	Par (000)	Value
Capital Markets (continued)
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	$275	$ 270,625
Jefferies Financial Group, Inc.
4.85%, 01/15/27(a)	409	410,883
6.45%, 06/08/27	250	257,666
5.88%, 07/21/28	535	553,198
4.15%, 01/23/30	679	662,944
2.63%, 10/15/31	629	547,943
2.75%, 10/15/32	274	232,511
6.20%, 04/14/34(a)	925	966,135
Lazard Group LLC
3.63%, 03/01/27	200	196,676
4.50%, 09/19/28	200	199,027
4.38%, 03/11/29(a)	379	375,083
6.00%, 03/15/31	219	229,441
08/01/35	175	174,877
LPL Holdings, Inc.
5.70%, 05/20/27	490	498,036
4.90%, 04/03/28	75	75,446
6.75%, 11/17/28	550	583,940
5.20%, 03/15/30	452	457,337
5.15%, 06/15/30	75	75,843
6.00%, 05/20/34(a)	300	310,037
5.65%, 03/15/35	350	351,317
5.75%, 06/15/35	475	480,207
Main Street Capital Corp.
6.50%, 06/04/27	175	178,674
6.95%, 03/01/29	225	234,375
Marex Group PLC
5.83%, 05/08/28	300	303,145
6.40%, 11/04/29	450	461,426
Morgan Stanley Direct Lending Fund(a)
6.15%, 05/17/29	250	255,963
6.00%, 05/19/30	250	251,437
MSD Investment Corp., 6.25%, 05/31/30(d)	225	225,185
New Mountain Finance Corp.
6.20%, 10/15/27	200	202,439
6.88%, 02/01/29	150	153,333
Nomura Holdings, Inc.
2.33%, 01/22/27	878	849,236
5.59%, 07/02/27	400	407,466
5.39%, 07/06/27	400	405,395
5.84%, 01/18/28	200	205,551
6.07%, 07/12/28	550	571,531
2.17%, 07/14/28	700	653,314
2.71%, 01/22/29	478	447,473
5.61%, 07/06/29	400	412,474
3.10%, 01/16/30	835	777,775
4.90%, 07/01/30	400	400,501
2.68%, 07/16/30	510	461,073
2.61%, 07/14/31	650	572,220
3.00%, 01/22/32	450	400,292
6.18%, 01/18/33	600	637,696
6.09%, 07/12/33(a)	300	318,352
5.78%, 07/03/34(a)	655	678,759
5.49%, 06/29/35	400	403,262
North Haven Private Income Fund LLC, 5.75%, 02/01/30	200	197,857
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(a)	200	205,549
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	150	144,229
7.10%, 02/15/29	200	205,837

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Oaktree Specialty Lending Corp. (continued)
6.34%, 02/27/30	$245	$ 244,414
Raymond James Financial, Inc., 4.65%, 04/01/30	336	339,354
Sixth Street Lending Partners
6.50%, 03/11/29	426	438,997
5.75%, 01/15/30	350	350,499
6.13%, 07/15/30(d)	500	509,263
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28	250	262,289
6.13%, 03/01/29	200	204,822
5.63%, 08/15/30(a)	140	140,318
Stifel Financial Corp., 4.00%, 05/15/30	218	209,979
TPG Operating Group II LP, 5.88%, 03/05/34	426	441,966
Voya Financial, Inc.
5.00%, 09/20/34	185	180,482
(3-mo. SOFR US + 2.34%), 4.70%, 01/23/48(b)	100	95,645
		67,228,703
Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	342	328,142
4.30%, 06/11/28	200	200,117
4.60%, 02/08/29	450	454,177
2.05%, 05/15/30	623	560,376
4.75%, 02/08/31	386	390,714
4.90%, 10/11/32	200	202,087
4.80%, 03/03/33	300	300,800
4.85%, 02/08/34(a)	672	669,476
Albemarle Corp.
4.65%, 06/01/27	400	397,197
5.05%, 06/01/32(a)	300	289,153
Cabot Corp.
4.00%, 07/01/29(a)	93	90,968
5.00%, 06/30/32	400	399,131
CF Industries, Inc., 5.15%, 03/15/34	542	537,728
Dow Chemical Co.
4.80%, 11/30/28(a)	375	376,423
7.38%, 11/01/29	358	392,496
2.10%, 11/15/30	450	392,136
6.30%, 03/15/33	262	277,863
5.15%, 02/15/34(a)	400	393,586
4.25%, 10/01/34	350	314,499
5.35%, 03/15/35(a)	325	318,256
DuPont de Nemours, Inc., 4.73%, 11/15/28	1,291	1,306,226
Eastman Chemical Co.
4.50%, 12/01/28(a)	179	178,733
5.00%, 08/01/29	615	622,023
5.75%, 03/08/33	360	373,668
5.63%, 02/20/34	510	518,507
Ecolab, Inc.
2.70%, 11/01/26	500	490,164
1.65%, 02/01/27	270	259,712
3.25%, 12/01/27	329	321,477
5.25%, 01/15/28(a)	304	311,608
4.30%, 06/15/28	354	354,632
4.80%, 03/24/30	413	419,827
1.30%, 01/30/31	490	415,064
2.13%, 02/01/32(a)	329	283,106
EIDP, Inc.
2.30%, 07/15/30(a)	274	248,478
5.13%, 05/15/32	300	305,189
4.80%, 05/15/33(a)	350	346,992
Security	Par (000)	Value
Chemicals (continued)
FMC Corp.
3.20%, 10/01/26	$100	$ 98,217
3.45%, 10/01/29	305	284,064
5.65%, 05/18/33	370	364,179
Huntsman International LLC, 2.95%, 06/15/31	220	185,034
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	263	261,616
Linde, Inc., 1.10%, 08/10/30	383	328,770
Lubrizol Corp., 6.50%, 10/01/34	100	111,819
LYB International Finance II BV, 3.50%, 03/02/27	380	373,320
LYB International Finance III LLC
2.25%, 10/01/30	384	338,689
5.63%, 05/15/33	420	424,697
5.50%, 03/01/34(a)	425	420,739
6.15%, 05/15/35(a)	300	307,629
Mosaic Co.
4.05%, 11/15/27	419	414,271
5.38%, 11/15/28	200	204,846
5.45%, 11/15/33	272	277,083
NewMarket Corp., 2.70%, 03/18/31	294	262,279
Nutrien Ltd.
4.00%, 12/15/26	213	211,250
4.50%, 03/12/27	275	274,944
5.20%, 06/21/27	300	303,234
4.90%, 03/27/28	460	465,157
4.20%, 04/01/29	500	494,069
2.95%, 05/13/30	279	259,323
5.25%, 03/12/32	400	405,935
5.40%, 06/21/34	400	404,798
4.13%, 03/15/35	284	257,294
PPG Industries, Inc.
3.75%, 03/15/28	400	394,026
2.80%, 08/15/29	129	120,887
2.55%, 06/15/30	300	273,065
RPM International, Inc.
3.75%, 03/15/27	330	325,746
4.55%, 03/01/29	290	288,342
2.95%, 01/15/32	159	140,794
Sherwin-Williams Co.
3.45%, 06/01/27	1,045	1,026,597
4.55%, 03/01/28	400	401,660
4.30%, 08/15/28	300	299,583
2.95%, 08/15/29	512	482,412
2.30%, 05/15/30	350	316,182
4.50%, 08/15/30(a)	300	299,046
4.80%, 09/01/31	150	150,908
2.20%, 03/15/32	211	180,671
5.15%, 08/15/35(a)	300	299,528
Westlake Corp.
3.60%, 08/15/26	413	408,314
3.38%, 06/15/30(a)	225	211,812
		27,393,560
Commercial Services & Supplies — 1.0%
Automatic Data Processing, Inc.
1.70%, 05/15/28	574	538,226
1.25%, 09/01/30	705	608,043
4.75%, 05/08/32(a)	450	454,716
4.45%, 09/09/34	843	820,098
Block Financial LLC
2.50%, 07/15/28	273	256,821
3.88%, 08/15/30	379	360,729
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Cintas Corp. No 2, 4.20%, 05/01/28(a)	$275	$ 274,731
Cintas Corp. No. 2
3.70%, 04/01/27	547	541,549
4.00%, 05/01/32	350	337,571
Cornell University, 4.84%, 06/15/34	350	348,592
Emory University, Series 2020, 2.14%, 09/01/30	250	224,751
Equifax, Inc.
5.10%, 12/15/27	300	303,330
5.10%, 06/01/28	524	531,998
4.80%, 09/15/29	324	326,096
3.10%, 05/15/30	354	330,144
2.35%, 09/15/31	617	536,730
GATX Corp.
3.25%, 09/15/26	200	196,764
5.40%, 03/15/27	55	55,632
3.85%, 03/30/27	413	407,486
4.55%, 11/07/28	200	199,632
4.70%, 04/01/29	379	380,822
4.00%, 06/30/30	350	340,169
1.90%, 06/01/31	259	220,639
3.50%, 06/01/32	250	227,326
4.90%, 03/15/33	215	212,749
5.45%, 09/15/33	300	305,107
6.05%, 03/15/34	400	421,813
6.90%, 05/01/34	250	276,176
5.50%, 06/15/35	175	176,897
Global Payments, Inc.
2.15%, 01/15/27	404	390,095
4.95%, 08/15/27	275	276,658
4.45%, 06/01/28	350	348,385
3.20%, 08/15/29	777	730,450
5.30%, 08/15/29	520	527,145
2.90%, 05/15/30(a)	504	459,818
2.90%, 11/15/31	425	373,069
5.40%, 08/15/32(a)	285	288,611
GXO Logistics, Inc.
6.25%, 05/06/29(a)	400	415,942
2.65%, 07/15/31(a)	219	191,081
6.50%, 05/06/34	400	419,964
J Paul Getty Trust, 4.91%, 04/01/35(a)	325	326,562
Johns Hopkins University, Series A, 4.71%, 07/01/32(a)	125	125,761
Leland Stanford Junior University
1.29%, 06/01/27	50	47,531
4.68%, 03/01/35(a)	300	296,694
Moody’s Corp.
3.25%, 01/15/28	196	191,451
4.25%, 02/01/29	129	128,535
2.00%, 08/19/31(a)	592	511,141
4.25%, 08/08/32	350	340,552
5.00%, 08/05/34(a)	225	226,132
PayPal Holdings, Inc.
2.65%, 10/01/26	829	813,251
3.90%, 06/01/27	250	248,509
4.45%, 03/06/28	280	281,245
2.85%, 10/01/29	1,054	992,045
2.30%, 06/01/30	652	591,235
4.40%, 06/01/32	770	758,332
5.15%, 06/01/34	673	680,672
5.10%, 04/01/35	250	250,762
Security	Par (000)	Value
Commercial Services & Supplies (continued)
President and Fellows of Harvard College, 4.89%, 03/15/30	$400	$ 409,308
Quanta Services, Inc.
4.75%, 08/09/27	325	327,103
2.90%, 10/01/30	537	493,855
2.35%, 01/15/32(a)	400	345,052
5.25%, 08/09/34	425	429,554
RELX Capital, Inc.
4.00%, 03/18/29	697	689,422
4.75%, 03/27/30	522	528,328
3.00%, 05/22/30	450	422,393
4.75%, 05/20/32	210	210,813
5.25%, 03/27/35	575	585,584
Rollins, Inc., 5.25%, 02/24/35	290	289,851
S&P Global, Inc.
2.95%, 01/22/27	348	341,261
2.45%, 03/01/27	966	939,125
4.75%, 08/01/28	429	433,842
2.70%, 03/01/29	758	716,894
4.25%, 05/01/29	525	523,774
2.50%, 12/01/29	239	221,798
1.25%, 08/15/30	355	305,247
2.90%, 03/01/32	994	897,955
5.25%, 09/15/33	321	331,636
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	350	306,879
Trustees of Dartmouth College, 4.27%, 06/01/30	115	114,770
Trustees of Princeton University, 4.65%, 07/01/30	75	76,123
UL Solutions, Inc., 6.50%, 10/20/28(d)	150	157,204
Verisk Analytics, Inc.
4.13%, 03/15/29	413	409,683
5.75%, 04/01/33	285	298,292
5.25%, 06/05/34	496	503,436
5.25%, 03/15/35	525	524,925
Yale University
Series 2020, 1.48%, 04/15/30	98	86,489
Series 2025, 4.70%, 04/15/32	55	55,546
		33,423,107
Communications Equipment — 0.1%
Juniper Networks, Inc.
3.75%, 08/15/29	313	302,892
2.00%, 12/10/30	250	216,385
Motorola Solutions, Inc.
4.60%, 02/23/28	413	414,643
5.00%, 04/15/29	400	405,590
4.60%, 05/23/29	399	400,138
4.85%, 08/15/30	225	226,526
2.30%, 11/15/30	638	566,191
2.75%, 05/24/31	550	493,965
5.60%, 06/01/32	368	381,813
5.20%, 08/15/32	225	227,815
5.40%, 04/15/34	600	611,720
5.55%, 08/15/35	225	229,547
		4,477,225
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	300	313,847

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Construction & Engineering (continued)
Jacobs Engineering Group, Inc. (continued)
5.90%, 03/01/33	$265	$ 276,545
MasTec, Inc., 5.90%, 06/15/29	296	306,690
		897,082
Consumer Finance — 1.5%
American Express Co.
1.65%, 11/04/26	829	801,375
2.55%, 03/04/27	885	861,225
3.30%, 05/03/27	1,109	1,089,893
5.85%, 11/05/27	990	1,022,944
4.05%, 05/03/29	709	705,314
(1-day SOFR + 0.81%), 4.35%, 07/20/29(b)	950	947,728
(1-day SOFR + 0.93%), 5.04%, 07/26/28(b)	554	560,411
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	892	899,999
(1-day SOFR + 1.22%), 4.92%, 07/20/33(b)	995	997,888
(1-day SOFR + 1.26%), 4.73%, 04/25/29(b)	1,050	1,058,933
(1-day SOFR + 1.42%), 5.28%, 07/26/35(b)	1,280	1,295,992
(1-day SOFR + 1.44%), 5.02%, 04/25/31(b)	1,050	1,068,118
(1-day SOFR + 1.63%), 5.92%, 04/25/35(b)	200	208,599
(1-day SOFR + 1.76%), 4.42%, 08/03/33(b)	722	703,793
(1-day SOFR + 1.79%), 5.67%, 04/25/36(b)	945	980,876
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	800	805,401
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	300	307,543
(1-day SOFR + 1.94%), 6.49%, 10/30/31(b)	708	767,895
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	632	632,679
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(b)	695	709,144
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(b)	678	703,006
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(b)	1,063	1,089,605
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	750	764,475
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	27,193
Capital One Financial Corp.
4.10%, 02/09/27	664	660,497
3.75%, 03/09/27	757	748,906
3.65%, 05/11/27	673	663,824
3.80%, 01/31/28(a)	879	865,929
6.70%, 11/29/32	500	546,105
(1-day SOFR + 0.86%), 1.88%, 11/02/27(b)	729	704,452
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)	313	273,374
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	529	450,391
(1-day SOFR + 1.56%), 5.46%, 07/26/30(b)	472	484,916
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	792	756,442
(1-day SOFR + 1.91%), 5.70%, 02/01/30(b)	668	689,200
(1-day SOFR + 1.99%), 5.88%, 07/26/35(b)	700	722,827
(1-day SOFR + 2.04%), 6.18%, 01/30/36(a)(b)	1,000	1,028,167
(1-day SOFR + 2.06%), 4.93%, 05/10/28(b)	634	637,551
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	567	578,794
(1-day SOFR + 2.26%), 6.05%, 02/01/35(b)	790	822,451
(1-day SOFR + 2.37%), 5.27%, 05/10/33(b)	650	654,599
(1-day SOFR + 2.44%), 7.15%, 10/29/27(b)	522	537,569
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	714	727,875
(1-day SOFR + 2.60%), 5.82%, 02/01/34(b)	801	827,447
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	1,155	1,206,128
(1-day SOFR + 2.86%), 6.38%, 06/08/34(b)	1,055	1,124,719
(1-day SOFR + 3.07%), 7.62%, 10/30/31(b)	1,126	1,267,414
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(b)	575	669,366
Mastercard, Inc.
2.95%, 11/21/26	400	393,790
3.30%, 03/26/27	353	348,349
4.10%, 01/15/28	215	214,853
3.50%, 02/26/28	179	176,255
4.88%, 03/09/28	410	418,022
Security	Par (000)	Value
Consumer Finance (continued)
Mastercard, Inc. (continued)
4.55%, 03/15/28	$615	$ 621,441
2.95%, 06/01/29	543	519,619
3.35%, 03/26/30	902	866,158
1.90%, 03/15/31	325	285,057
2.00%, 11/18/31	456	394,657
4.35%, 01/15/32(a)	600	594,195
4.95%, 03/15/32(a)	325	332,323
4.85%, 03/09/33	556	562,913
4.88%, 05/09/34	574	577,530
4.55%, 01/15/35	874	853,371
Synchrony Financial
3.70%, 08/04/26	200	197,947
3.95%, 12/01/27	479	469,908
5.15%, 03/19/29	413	414,441
2.88%, 10/28/31	508	442,902
(1-day SOFR + 1.40%), 5.02%, 07/29/29(b)	340	339,805
(1-day SOFR + 1.68%), 5.45%, 03/06/31(a)(b)	542	545,768
(1-day SOFR + 2.07%), 6.00%, 07/29/36(b)	305	305,837
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(b)	300	307,941
Visa, Inc.
1.90%, 04/15/27	1,149	1,107,257
0.75%, 08/15/27	250	234,501
2.75%, 09/15/27	609	592,510
2.05%, 04/15/30(a)	897	812,651
1.10%, 02/15/31(a)	710	601,802
Western Union Co., 2.75%, 03/15/31(a)	95	83,005
		50,273,780
Consumer Staples Distribution & Retail — 0.6%
Best Buy Co., Inc.
4.45%, 10/01/28(a)	250	249,782
1.95%, 10/01/30	436	381,867
Costco Wholesale Corp.
3.00%, 05/18/27	657	645,010
1.38%, 06/20/27	832	792,131
1.60%, 04/20/30	843	749,365
1.75%, 04/20/32	633	536,306
Dollar General Corp.
3.88%, 04/15/27	350	346,187
4.63%, 11/01/27	270	270,657
4.13%, 05/01/28	300	296,885
5.20%, 07/05/28	140	142,407
3.50%, 04/03/30	626	594,037
5.00%, 11/01/32(a)	355	354,998
5.45%, 07/05/33(a)	630	644,385
Dollar Tree, Inc.
4.20%, 05/15/28	693	686,399
2.65%, 12/01/31	413	363,188
Target Corp.
1.95%, 01/15/27(a)	672	650,935
4.35%, 06/15/28	405	406,129
3.38%, 04/15/29	829	803,908
2.35%, 02/15/30	811	745,983
2.65%, 09/15/30	361	333,477
4.50%, 09/15/32(a)	672	666,933
4.40%, 01/15/33(a)	300	295,603
4.50%, 09/15/34	325	314,724
5.00%, 04/15/35(a)	600	598,769
Walmart, Inc.
1.05%, 09/17/26	918	887,316
5.88%, 04/05/27(a)	256	263,509
4.10%, 04/28/27	310	310,138
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
3.95%, 09/09/27	$640	$ 638,609
3.90%, 04/15/28	320	318,952
3.70%, 06/26/28	574	568,939
1.50%, 09/22/28	835	771,811
3.25%, 07/08/29	400	387,890
7.55%, 02/15/30	278	316,539
4.00%, 04/15/30	342	340,963
4.35%, 04/28/30	910	914,241
1.80%, 09/22/31	1,440	1,247,119
4.15%, 09/09/32(a)	762	749,929
4.10%, 04/15/33	1,000	972,201
4.90%, 04/28/35	915	921,535
2.38%, 09/24/29	300	280,216
		21,759,972
Containers & Packaging — 0.3%
Amcor Finance USA, Inc.
4.50%, 05/15/28	272	271,500
5.63%, 05/26/33(a)	320	331,891
Amcor Flexibles North America, Inc.
4.80%, 03/17/28(d)	325	326,766
5.10%, 03/17/30(d)	436	442,036
2.63%, 06/19/30	405	367,922
2.69%, 05/25/31	437	391,342
5.50%, 03/17/35(d)	490	498,761
Amcor Group Finance PLC, 5.45%, 05/23/29(a)	350	360,006
AptarGroup, Inc., 3.60%, 03/15/32	150	137,968
Berry Global, Inc.
1.65%, 01/15/27	413	396,169
5.50%, 04/15/28	350	358,257
5.80%, 06/15/31	590	619,089
5.65%, 01/15/34	424	438,484
Packaging Corp. of America
3.40%, 12/15/27	350	341,520
3.00%, 12/15/29	388	365,678
5.70%, 12/01/33	220	228,660
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	400	410,042
5.44%, 04/03/34	800	818,256
Smurfit Westrock Financing DAC, 5.42%, 01/15/35	600	609,469
Sonoco Products Co.
4.45%, 09/01/26	100	99,804
2.25%, 02/01/27	88	84,894
4.60%, 09/01/29	525	522,331
3.13%, 05/01/30(a)	277	257,605
2.85%, 02/01/32(a)	379	332,805
5.00%, 09/01/34(a)	455	442,150
WestRock MWV LLC, 8.20%, 01/15/30	289	330,558
WRKCo, Inc.
3.38%, 09/15/27	413	404,236
4.00%, 03/15/28	323	319,047
3.90%, 06/01/28	264	260,016
4.90%, 03/15/29	429	434,497
4.20%, 06/01/32	288	276,050
3.00%, 06/15/33(a)	350	306,615
		11,784,424
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	488	499,509
Security	Par (000)	Value
Distributors (continued)
LKQ Corp. (continued)
6.25%, 06/15/33	$350	$ 365,703
WW Grainger, Inc., 4.45%, 09/15/34	280	271,743
		1,136,955
Diversified REITs — 2.0%
Agree LP
2.00%, 06/15/28	258	241,136
2.90%, 10/01/30	258	237,251
4.80%, 10/01/32	200	197,632
5.63%, 06/15/34	334	340,681
5.60%, 06/15/35	175	178,255
American Assets Trust LP
3.38%, 02/01/31	272	243,243
6.15%, 10/01/34	300	300,239
American Tower Corp.
1.45%, 09/15/26	191	184,473
3.38%, 10/15/26	675	665,865
2.75%, 01/15/27	359	350,100
3.13%, 01/15/27	270	264,488
3.65%, 03/15/27	493	485,986
3.55%, 07/15/27	500	491,464
3.60%, 01/15/28	500	490,436
1.50%, 01/31/28	243	226,080
5.50%, 03/15/28(a)	290	297,256
5.25%, 07/15/28	494	505,132
5.80%, 11/15/28	420	435,843
5.20%, 02/15/29	300	306,030
3.95%, 03/15/29	413	404,067
3.80%, 08/15/29	1,063	1,031,829
2.90%, 01/15/30	447	415,379
5.00%, 01/31/30	465	472,051
4.90%, 03/15/30	500	504,849
2.10%, 06/15/30	609	540,295
1.88%, 10/15/30	599	519,754
2.70%, 04/15/31	396	354,259
2.30%, 09/15/31	391	338,798
4.05%, 03/15/32(a)	366	350,844
5.65%, 03/15/33	506	524,616
5.55%, 07/15/33	524	539,977
5.90%, 11/15/33	500	526,566
5.45%, 02/15/34	400	409,589
5.40%, 01/31/35	325	330,642
5.35%, 03/15/35	256	259,949
Americold Realty Operating Partnership LP
5.60%, 05/15/32	225	224,952
5.41%, 09/12/34	325	315,736
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	356	352,036
Brixmor Operating Partnership LP
3.90%, 03/15/27	256	253,425
2.25%, 04/01/28	270	254,577
4.13%, 05/15/29	380	373,432
4.05%, 07/01/30(a)	394	381,766
2.50%, 08/16/31	415	362,971
5.20%, 04/01/32	200	202,184
5.50%, 02/15/34	225	227,614
5.75%, 02/15/35	300	307,881
Broadstone Net Lease LLC, 2.60%, 09/15/31	220	187,639
Brookfield Capital Finance LLC, 6.09%, 06/14/33	350	370,958
Brookfield Finance, Inc.
3.90%, 01/25/28	619	609,672
4.85%, 03/29/29(a)	700	705,698
4.35%, 04/15/30	413	407,743

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Brookfield Finance, Inc. (continued)
2.72%, 04/15/31(a)	$305	$ 275,077
6.35%, 01/05/34	450	484,325
5.68%, 01/15/35	400	410,286
Crown Castle, Inc.
4.00%, 03/01/27	321	318,181
2.90%, 03/15/27	430	418,497
3.65%, 09/01/27	600	589,099
5.00%, 01/11/28	645	650,385
3.80%, 02/15/28	709	694,769
4.80%, 09/01/28	120	120,534
4.30%, 02/15/29	450	443,710
5.60%, 06/01/29	425	438,174
4.90%, 09/01/29	260	261,714
3.10%, 11/15/29	200	187,836
3.30%, 07/01/30(a)	572	536,443
2.25%, 01/15/31	705	615,849
2.10%, 04/01/31	593	510,246
2.50%, 07/15/31	500	437,250
5.10%, 05/01/33	475	472,353
5.80%, 03/01/34	450	467,294
5.20%, 09/01/34	525	520,219
Digital Realty Trust LP
3.70%, 08/15/27	717	707,133
5.55%, 01/15/28	685	700,877
4.45%, 07/15/28	350	350,305
3.60%, 07/01/29	620	597,304
EPR Properties
4.75%, 12/15/26	225	224,300
4.50%, 06/01/27	225	223,209
4.95%, 04/15/28	225	224,894
3.75%, 08/15/29	225	213,925
3.60%, 11/15/31	250	225,841
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	476	485,176
Equinix, Inc.
2.90%, 11/18/26	446	436,664
1.80%, 07/15/27	372	353,580
1.55%, 03/15/28	545	506,254
2.00%, 05/15/28	308	288,009
3.20%, 11/18/29	592	559,021
2.15%, 07/15/30	817	726,635
2.50%, 05/15/31	819	725,477
3.90%, 04/15/32	800	754,794
Federal Realty OP LP
3.25%, 07/15/27	259	253,365
5.38%, 05/01/28	160	163,376
3.50%, 06/01/30	518	492,039
First Industrial LP, 5.25%, 01/15/31	150	151,052
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	340	347,254
5.30%, 01/15/29	429	433,195
4.00%, 01/15/30	567	542,709
4.00%, 01/15/31	400	377,000
3.25%, 01/15/32	450	398,202
6.75%, 12/01/33	309	330,555
5.63%, 09/15/34	545	543,385
Hercules Capital, Inc.
3.38%, 01/20/27	130	126,330
6.00%, 06/16/30	225	225,031
Host Hotels & Resorts LP
5.70%, 06/15/32	125	126,813
5.70%, 07/01/34	400	401,846
Security	Par (000)	Value
Diversified REITs (continued)
Host Hotels & Resorts LP (continued)
5.50%, 04/15/35	$450	$ 443,642
Series H, 3.38%, 12/15/29	405	379,836
Series I, 3.50%, 09/15/30	450	417,248
Series J, 2.90%, 12/15/31	329	287,449
Kimco Realty OP LLC
2.80%, 10/01/26	413	404,414
3.80%, 04/01/27(a)	250	247,085
1.90%, 03/01/28	166	156,221
2.70%, 10/01/30	350	319,864
2.25%, 12/01/31	239	206,740
3.20%, 04/01/32	500	453,790
4.60%, 02/01/33	372	364,818
6.40%, 03/01/34	325	353,017
4.85%, 03/01/35	398	388,677
Kite Realty Group LP
4.95%, 12/15/31	200	199,967
5.20%, 08/15/32	85	85,445
5.50%, 03/01/34	272	276,756
Kite Realty Group Trust, 4.75%, 09/15/30(a)	200	198,392
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30	200	200,731
Lineage OP LP, 5.25%, 07/15/30(d)	50	50,217
LXP Industrial Trust
6.75%, 11/15/28	250	263,923
2.70%, 09/15/30	256	228,461
2.38%, 10/01/31	300	253,365
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	245	213,406
5.25%, 08/15/32	125	125,633
5.75%, 07/15/34	175	179,817
4.95%, 01/15/35	280	270,930
Prologis LP
3.25%, 10/01/26	266	262,374
2.13%, 04/15/27	350	337,532
3.38%, 12/15/27	316	309,634
4.88%, 06/15/28	427	433,694
3.88%, 09/15/28	150	148,042
4.00%, 09/15/28	200	197,978
4.38%, 02/01/29	261	261,547
2.88%, 11/15/29	308	289,311
2.25%, 04/15/30	715	648,372
1.75%, 07/01/30	243	212,760
1.25%, 10/15/30	528	448,980
4.75%, 01/15/31	450	453,207
1.75%, 02/01/31(a)	191	165,351
1.63%, 03/15/31	282	240,529
2.25%, 01/15/32	210	181,385
4.63%, 01/15/33(a)	365	361,044
4.75%, 06/15/33	505	501,304
5.13%, 01/15/34	506	511,175
5.00%, 03/15/34	471	470,794
5.00%, 01/31/35	500	498,098
5.25%, 05/15/35	525	531,687
Rayonier LP, 2.75%, 05/17/31	241	213,512
Regency Centers LP
3.60%, 02/01/27	350	345,794
4.13%, 03/15/28	254	252,215
2.95%, 09/15/29	179	168,760
3.70%, 06/15/30	413	398,050
5.00%, 07/15/32	180	181,758
5.25%, 01/15/34	250	253,797
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Regency Centers LP (continued)
5.10%, 01/15/35	$110	$ 109,859
Rexford Industrial Realty LP
5.00%, 06/15/28	120	121,035
2.13%, 12/01/30	219	190,160
2.15%, 09/01/31	218	186,250
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	429	383,021
6.10%, 04/01/34	195	203,789
5.65%, 01/15/35(a)	200	199,911
Sun Communities Operating LP
2.30%, 11/01/28	231	215,271
2.70%, 07/15/31	403	356,669
4.20%, 04/15/32	329	312,780
VICI Properties LP
4.75%, 02/15/28	868	871,721
4.75%, 04/01/28(a)	370	372,146
4.95%, 02/15/30	776	779,747
5.13%, 11/15/31	475	474,844
5.13%, 05/15/32(a)	930	927,910
5.75%, 04/01/34	400	409,070
5.63%, 04/01/35	535	538,291
Weyerhaeuser Co.
4.00%, 11/15/29	541	529,498
4.00%, 04/15/30	500	486,962
7.38%, 03/15/32	403	455,932
3.38%, 03/09/33	250	223,183
WP Carey, Inc.
4.25%, 10/01/26	256	254,939
3.85%, 07/15/29	393	382,226
4.65%, 07/15/30	125	124,185
2.40%, 02/01/31	304	267,897
2.45%, 02/01/32	250	214,375
2.25%, 04/01/33	258	211,259
5.38%, 06/30/34	200	201,238
		67,823,825
Diversified Telecommunication Services — 1.8%
AT&T, Inc.
3.80%, 02/15/27	450	445,738
4.25%, 03/01/27	1,174	1,170,081
2.30%, 06/01/27(a)	1,688	1,625,403
1.65%, 02/01/28	1,730	1,619,603
4.10%, 02/15/28	928	921,307
4.35%, 03/01/29	1,818	1,812,334
4.30%, 02/15/30	1,752	1,738,613
4.70%, 08/15/30	725	730,568
2.75%, 06/01/31	1,809	1,634,519
2.25%, 02/01/32(a)	1,490	1,279,264
2.55%, 12/01/33	2,006	1,673,052
5.40%, 02/15/34	1,500	1,533,327
4.50%, 05/15/35	1,500	1,424,084
5.38%, 08/15/35	725	734,212
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	245	207,396
5.10%, 05/11/33(a)	392	391,216
5.20%, 02/15/34	400	398,273
British Telecommunications PLC
5.13%, 12/04/28	478	486,152
9.63%, 12/15/30	1,526	1,864,537
Cisco Systems, Inc.
2.50%, 09/20/26	1,097	1,076,518
4.80%, 02/26/27	1,286	1,297,587
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Cisco Systems, Inc. (continued)
4.55%, 02/24/28	$600	$ 605,775
4.85%, 02/26/29	1,800	1,836,004
4.75%, 02/24/30	250	254,119
4.95%, 02/26/31	1,661	1,701,013
4.95%, 02/24/32	550	560,759
5.05%, 02/26/34	1,628	1,657,162
5.10%, 02/24/35	775	787,448
Deutsche Telekom International Finance BV
8.75%, 06/15/30	2,218	2,601,010
9.25%, 06/01/32	362	449,447
Koninklijke KPN NV, 8.38%, 10/01/30	350	405,234
Nokia OYJ, 4.38%, 06/12/27	350	346,845
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,550,139
8.75%, 03/15/32	1,100	1,328,992
Telefonica Emisiones SA, 4.10%, 03/08/27	715	709,493
Telefonica Europe BV, 8.25%, 09/15/30	775	890,368
TELUS Corp.
2.80%, 02/16/27	400	389,808
3.70%, 09/15/27	400	393,116
3.40%, 05/13/32	422	384,151
Verizon Communications, Inc.
3.00%, 03/22/27	700	684,940
2.10%, 03/22/28	1,832	1,731,896
4.33%, 09/21/28(a)	1,983	1,980,482
3.88%, 02/08/29	759	747,090
4.02%, 12/03/29	2,549	2,504,508
3.15%, 03/22/30(a)	829	781,780
1.50%, 09/18/30	450	387,074
1.68%, 10/30/30	819	709,406
7.75%, 12/01/30	367	420,383
1.75%, 01/20/31	1,273	1,094,970
2.55%, 03/21/31	2,023	1,812,166
2.36%, 03/15/32(a)	2,562	2,202,614
5.05%, 05/09/33	629	634,195
4.50%, 08/10/33	1,204	1,164,618
4.40%, 11/01/34(a)	1,200	1,135,762
4.78%, 02/15/35	1,500	1,454,006
5.25%, 04/02/35	1,465	1,467,919
		61,828,476
Electric Utilities — 6.1%
AEP Texas, Inc.
3.95%, 06/01/28	413	406,630
5.45%, 05/15/29	225	231,732
4.70%, 05/15/32	480	471,642
5.40%, 06/01/33	245	248,384
5.70%, 05/15/34	225	229,733
Series I, 2.10%, 07/01/30(a)	300	266,434
AEP Transmission Co. LLC
3.10%, 12/01/26	413	406,237
5.15%, 04/01/34	295	296,749
5.38%, 06/15/35	598	607,854
AES Corp.
5.45%, 06/01/28	570	578,924
2.45%, 01/15/31(a)	663	585,927
5.80%, 03/15/32	488	495,295
Alabama Power Co.
3.75%, 09/01/27	300	297,160
3.05%, 03/15/32	600	544,116
3.94%, 09/01/32	300	285,946
5.85%, 11/15/33	125	132,441

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Alabama Power Co. (continued)
5.10%, 04/02/35	$500	$ 502,668
Series 2020-A, 1.45%, 09/15/30	483	417,230
Ameren Corp.
5.70%, 12/01/26	300	304,107
1.95%, 03/15/27	365	350,683
1.75%, 03/15/28	300	280,057
5.00%, 01/15/29	512	520,463
3.50%, 01/15/31	329	310,671
5.38%, 03/15/35	565	568,848
Ameren Illinois Co.
3.80%, 05/15/28	250	247,014
1.55%, 11/15/30	250	215,005
3.85%, 09/01/32	200	188,605
4.95%, 06/01/33	250	251,830
American Electric Power Co., Inc.
5.75%, 11/01/27	400	410,466
3.20%, 11/13/27	260	253,104
5.20%, 01/15/29	775	791,920
2.30%, 03/01/30	525	474,061
5.95%, 11/01/32	200	211,807
5.63%, 03/01/33	478	495,785
Series J, 4.30%, 12/01/28	413	411,082
Appalachian Power Co.
5.65%, 04/01/34	225	231,467
Series AA, 2.70%, 04/01/31	250	224,000
Series BB, 4.50%, 08/01/32	400	390,908
Arizona Public Service Co.
2.60%, 08/15/29	413	384,110
2.20%, 12/15/31	129	110,511
6.35%, 12/15/32	300	322,598
5.55%, 08/01/33	375	384,858
5.70%, 08/15/34	350	361,289
Atlantic City Electric Co., 2.30%, 03/15/31	200	177,527
Avangrid, Inc., 3.80%, 06/01/29	500	487,437
Baltimore Gas and Electric Co.
2.40%, 08/15/26	129	126,405
2.25%, 06/15/31	509	450,158
5.30%, 06/01/34	175	178,609
5.45%, 06/01/35(a)	600	615,258
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	413	402,527
3.70%, 07/15/30	733	708,000
1.65%, 05/15/31	699	594,572
Black Hills Corp.
5.95%, 03/15/28	200	206,695
3.05%, 10/15/29	342	319,580
2.50%, 06/15/30	300	270,626
4.35%, 05/01/33	220	207,455
6.15%, 05/15/34	250	263,266
6.00%, 01/15/35	300	311,735
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	315	322,933
4.80%, 03/15/30	325	329,155
4.95%, 04/01/33	660	662,547
5.15%, 03/01/34(a)	310	312,250
5.05%, 03/01/35	385	382,868
Series AA, 3.00%, 02/01/27	200	195,849
Series AE, 2.35%, 04/01/31	332	293,763
Series AG, 3.00%, 03/01/32	262	235,883
Series AI, 4.45%, 10/01/32	414	404,849
Series K2, 6.95%, 03/15/33	273	306,686
Security	Par (000)	Value
Electric Utilities (continued)
CenterPoint Energy, Inc.
5.40%, 06/01/29	$576	$ 593,039
2.95%, 03/01/30	279	259,279
2.65%, 06/01/31(a)	670	596,918
CMS Energy Corp.
3.45%, 08/15/27	129	126,490
(5-year CMT + 2.90%), 3.75%, 12/01/50(b)	250	224,730
(5-year CMT + 4.12%), 4.75%, 06/01/50(b)	300	290,040
Commonwealth Edison Co.
3.70%, 08/15/28	213	209,291
2.20%, 03/01/30	300	272,190
4.90%, 02/01/33	320	321,324
5.30%, 06/01/34	335	343,154
Series 122, 2.95%, 08/15/27	250	243,355
Series 132, 3.15%, 03/15/32	200	182,182
Connecticut Light and Power Co.
4.65%, 01/01/29	200	201,349
4.95%, 01/15/30	275	279,821
4.90%, 07/01/33	150	149,985
4.95%, 08/15/34	200	199,289
Series A, 3.20%, 03/15/27	413	405,386
Series A, 2.05%, 07/01/31	228	198,330
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	413	408,514
2.40%, 06/15/31	629	562,382
5.20%, 03/01/33	500	514,350
5.50%, 03/15/34	500	519,040
5.38%, 05/15/34	200	205,370
5.13%, 03/15/35(a)	284	286,488
Series 2005-A, 5.30%, 03/01/35	200	203,341
Series 20A, 3.35%, 04/01/30	193	185,069
Series D, 4.00%, 12/01/28	313	310,678
Constellation Energy Generation LLC
5.60%, 03/01/28	530	545,897
5.80%, 03/01/33	400	422,416
6.13%, 01/15/34(a)	325	349,552
Consumers Energy Co.
4.65%, 03/01/28(a)	250	252,209
3.80%, 11/15/28	200	196,959
4.90%, 02/15/29	290	295,043
4.60%, 05/30/29	477	480,764
4.70%, 01/15/30	613	619,879
4.50%, 01/15/31	370	369,181
3.60%, 08/15/32	255	237,079
4.63%, 05/15/33	410	404,147
5.05%, 05/15/35	690	692,349
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	200	220,737
5.30%, 05/15/33(a)	200	205,018
Series 2025, 5.30%, 01/15/35	320	326,070
Series A, 2.30%, 12/01/31	330	288,194
Dominion Energy, Inc.
4.60%, 05/15/28	605	607,397
4.25%, 06/01/28	250	248,669
5.00%, 06/15/30	625	635,714
5.38%, 11/15/32	500	513,015
5.45%, 03/15/35(a)	725	730,817
Series A, 4.35%, 08/15/32	300	288,817
Series B, 5.95%, 06/15/35	300	314,632
Series C, 3.38%, 04/01/30	1,093	1,037,552
Series C, 2.25%, 08/15/31	588	510,751
Series E, 6.30%, 03/15/33	200	212,748
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Dominion Energy, Inc. (continued)
Series F, 5.25%, 08/01/33	$600	$ 604,033
DTE Electric Co.
4.85%, 12/01/26	396	399,235
4.25%, 05/14/27	25	25,000
2.25%, 03/01/30	428	389,522
5.20%, 04/01/33	500	513,103
5.20%, 03/01/34	275	280,633
5.25%, 05/15/35(a)	300	304,834
Series A, 1.90%, 04/01/28	313	294,491
Series A, 3.00%, 03/01/32	279	254,016
Series C, 2.63%, 03/01/31	300	271,970
DTE Energy Co.
2.85%, 10/01/26	276	270,866
4.95%, 07/01/27	475	479,428
4.88%, 06/01/28	500	505,363
5.10%, 03/01/29	700	712,111
2.95%, 03/01/30	279	259,215
5.20%, 04/01/30	650	664,362
5.85%, 06/01/34(a)	550	575,277
Series C, 3.40%, 06/15/29	381	364,502
Duke Energy Carolinas LLC
2.95%, 12/01/26	330	324,349
3.95%, 11/15/28	450	446,167
2.45%, 08/15/29	400	371,680
2.45%, 02/01/30	229	210,832
4.85%, 03/15/30	120	122,083
2.55%, 04/15/31(a)	425	382,127
2.85%, 03/15/32	458	409,784
6.45%, 10/15/32	214	233,274
4.95%, 01/15/33	735	745,193
4.85%, 01/15/34(a)	400	397,725
5.25%, 03/15/35	425	433,433
Series A, 6.00%, 12/01/28	163	170,542
Duke Energy Corp.
2.65%, 09/01/26	1,207	1,182,994
4.85%, 01/05/27	464	466,907
3.15%, 08/15/27	413	403,309
5.00%, 12/08/27	210	212,810
4.30%, 03/15/28	584	583,021
4.85%, 01/05/29	546	552,224
3.40%, 06/15/29	388	372,910
2.45%, 06/01/30	684	620,123
2.55%, 06/15/31	829	735,893
4.50%, 08/15/32	746	729,786
5.75%, 09/15/33	375	392,789
5.45%, 06/15/34(a)	431	441,948
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	316	302,717
Duke Energy Florida LLC
3.20%, 01/15/27	400	393,763
3.80%, 07/15/28	422	417,459
2.50%, 12/01/29	614	568,758
1.75%, 06/15/30	388	341,800
2.40%, 12/15/31	379	333,426
5.88%, 11/15/33	501	530,614
Duke Energy Indiana LLC, 5.25%, 03/01/34	175	178,305
Duke Energy Ohio, Inc.
2.13%, 06/01/30	250	224,607
5.25%, 04/01/33	230	234,825
5.30%, 06/15/35(a)	200	202,494
Duke Energy Progress LLC
4.35%, 03/06/27	100	100,186
3.70%, 09/01/28	100	98,149
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC (continued)
3.45%, 03/15/29	$413	$ 400,712
2.00%, 08/15/31	326	282,181
3.40%, 04/01/32	313	290,708
5.25%, 03/15/33	434	445,067
5.10%, 03/15/34	400	403,718
5.05%, 03/15/35	800	800,726
Edison International
5.75%, 06/15/27(a)	170	171,509
4.13%, 03/15/28(a)	446	432,480
5.25%, 11/15/28	330	327,790
5.45%, 06/15/29	300	298,013
6.95%, 11/15/29(a)	245	255,594
6.25%, 03/15/30(a)	341	346,208
5.25%, 03/15/32(a)	297	284,576
El Paso Electric Co., 6.00%, 05/15/35	250	256,449
Emera U.S. Finance LP, 2.64%, 06/15/31	245	214,652
Enel Americas SA, 4.00%, 10/25/26	276	273,897
Enel Chile SA, 4.88%, 06/12/28	550	553,182
Entergy Arkansas LLC
5.15%, 01/15/33	300	306,690
5.30%, 09/15/33	200	204,719
5.45%, 06/01/34	450	463,932
Entergy Corp.
2.95%, 09/01/26	829	814,097
1.90%, 06/15/28	329	307,549
2.80%, 06/15/30	431	396,835
2.40%, 06/15/31	496	435,348
Entergy Louisiana LLC
3.12%, 09/01/27	256	249,918
3.25%, 04/01/28	400	389,297
1.60%, 12/15/30(a)	243	209,747
3.05%, 06/01/31	200	184,418
2.35%, 06/15/32	550	474,404
4.00%, 03/15/33	600	564,506
5.35%, 03/15/34	450	458,771
5.15%, 09/15/34	475	477,402
Entergy Mississippi LLC
2.85%, 06/01/28(a)	413	397,305
5.00%, 09/01/33	240	241,088
Entergy Texas, Inc.
4.00%, 03/30/29	250	246,592
1.75%, 03/15/31	350	300,637
5.25%, 04/15/35	325	328,317
Evergy Kansas Central, Inc.
4.70%, 03/13/28	215	216,564
5.90%, 11/15/33	150	158,596
5.25%, 03/15/35	250	251,651
95709TAP5, 3.10%, 04/01/27	200	195,972
Evergy Metro, Inc.
4.95%, 04/15/33	215	215,668
5.40%, 04/01/34(a)	175	178,859
Series 2020, 2.25%, 06/01/30(a)	300	270,980
Evergy, Inc., 2.90%, 09/15/29	913	855,387
Eversource Energy
5.00%, 01/01/27	175	176,144
2.90%, 03/01/27	313	305,037
4.60%, 07/01/27	400	400,492
5.45%, 03/01/28	765	781,749
5.95%, 02/01/29	550	573,152
2.55%, 03/15/31	413	366,043
5.85%, 04/15/31	250	261,825
3.38%, 03/01/32	463	421,222

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Eversource Energy (continued)
5.13%, 05/15/33	$400	$ 399,776
5.50%, 01/01/34	400	406,828
5.95%, 07/15/34	250	261,250
Series M, 3.30%, 01/15/28	343	333,396
Series O, 4.25%, 04/01/29	343	338,835
Series R, 1.65%, 08/15/30(a)	400	347,158
Series U, 1.40%, 08/15/26	413	399,151
Exelon Corp.
2.75%, 03/15/27	347	337,804
5.15%, 03/15/28	550	559,331
5.15%, 03/15/29	585	598,401
4.05%, 04/15/30	829	813,119
5.13%, 03/15/31(a)	325	331,667
3.35%, 03/15/32	650	600,233
5.30%, 03/15/33	622	638,404
5.45%, 03/15/34	474	485,841
4.95%, 06/15/35	300	290,509
5.63%, 06/15/35	300	307,091
FirstEnergy Corp.
2.65%, 03/01/30	400	366,775
Series B, 3.90%, 07/15/27	826	815,858
Series B, 2.25%, 09/01/30	256	226,838
FirstEnergy Transmission LLC
4.55%, 01/15/30	135	134,692
5.00%, 01/15/35	260	256,981
Florida Power & Light Co.
5.05%, 04/01/28	305	311,147
4.40%, 05/15/28	470	471,686
5.15%, 06/15/29(a)	470	483,603
4.63%, 05/15/30	280	282,427
2.45%, 02/03/32	919	810,191
5.10%, 04/01/33	690	703,655
4.80%, 05/15/33	715	714,592
5.63%, 04/01/34	1,100	1,155,859
5.30%, 06/15/34	685	703,319
5.00%, 08/01/34	300	300,439
4.95%, 06/01/35	400	398,250
Series A, 3.30%, 05/30/27	200	196,545
Fortis, Inc./Canada, 3.06%, 10/04/26	677	663,961
Georgia Power Co.
5.00%, 02/23/27	329	332,306
3.25%, 03/30/27	250	245,696
4.65%, 05/16/28	400	403,408
4.55%, 03/15/30(a)	575	577,952
4.85%, 03/15/31	400	406,735
4.70%, 05/15/32(a)	430	430,334
4.95%, 05/17/33	754	757,294
5.25%, 03/15/34	527	536,044
5.20%, 03/15/35	700	707,924
Series B, 2.65%, 09/15/29	557	521,790
Idaho Power Co., 5.20%, 08/15/34	200	203,196
Indiana Michigan Power Co., 3.85%, 05/15/28	250	246,424
Interstate Power and Light Co.
4.10%, 09/26/28	225	222,574
3.60%, 04/01/29(a)	252	244,839
2.30%, 06/01/30	200	180,107
5.70%, 10/15/33	150	155,312
4.95%, 09/30/34	295	288,479
5.60%, 06/29/35	350	359,440
IPALCO Enterprises, Inc.
4.25%, 05/01/30	279	268,044
5.75%, 04/01/34	250	250,479
Security	Par (000)	Value
Electric Utilities (continued)
ITC Holdings Corp., 3.35%, 11/15/27	$350	$ 340,645
Jersey Central Power & Light Co., 5.10%, 01/15/35(a)	470	468,016
Kentucky Utilities Co., Series Kent, 5.45%, 04/15/33	275	283,493
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	98,040
MidAmerican Energy Co.
3.10%, 05/01/27	274	268,824
3.65%, 04/15/29	563	550,212
6.75%, 12/30/31	291	325,265
5.35%, 01/15/34	175	180,065
Mississippi Power Co., 3.95%, 03/30/28	300	297,563
National Grid PLC
5.60%, 06/12/28	500	514,424
5.81%, 06/12/33	450	470,480
5.42%, 01/11/34	595	606,197
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26	150	151,937
4.80%, 02/05/27	250	251,604
3.05%, 04/25/27	300	293,390
5.10%, 05/06/27	175	177,077
4.12%, 09/16/27	150	149,424
3.40%, 02/07/28	709	692,522
4.75%, 02/07/28	361	364,144
4.80%, 03/15/28	215	217,595
5.05%, 09/15/28	175	178,451
4.85%, 02/07/29(a)	250	253,743
3.70%, 03/15/29	300	292,968
5.15%, 06/15/29(a)	300	308,293
4.95%, 02/07/30	120	122,315
2.40%, 03/15/30	386	353,562
5.00%, 02/07/31(a)	200	204,412
1.35%, 03/15/31	200	167,553
1.65%, 06/15/31	500	423,886
8.00%, 03/01/32	257	303,075
2.75%, 04/15/32	413	368,727
4.02%, 11/01/32	600	570,021
4.15%, 12/15/32	200	191,926
5.80%, 01/15/33	275	291,678
5.00%, 08/15/34	275	275,124
(5-year CMT + 3.53%), 7.13%, 09/15/53(b)	200	209,222
Nevada Power Co.
Series CC, 3.70%, 05/01/29	272	264,870
Series DD, 2.40%, 05/01/30	329	299,651
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	736	709,320
3.55%, 05/01/27	1,129	1,111,563
4.63%, 07/15/27	1,000	1,003,445
4.69%, 09/01/27	320	321,535
4.85%, 02/04/28	625	631,623
4.90%, 02/28/28	804	812,652
1.90%, 06/15/28	816	762,861
4.90%, 03/15/29	700	709,711
3.50%, 04/01/29	700	676,170
2.75%, 11/01/29	1,009	941,297
5.00%, 02/28/30(a)	500	509,595
5.05%, 03/15/30	675	687,258
2.25%, 06/01/30	2,308	2,076,228
2.44%, 01/15/32	849	734,635
5.30%, 03/15/32	550	564,640
5.00%, 07/15/32	670	676,769
5.05%, 02/28/33	700	702,960
5.25%, 03/15/34	800	807,159
5.45%, 03/15/35	675	687,012
(3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(a)(b)	350	336,596
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co.
2.25%, 04/01/31	$372	$ 333,156
5.05%, 05/15/35(a)	500	502,487
NSTAR Electric Co.
3.20%, 05/15/27	322	315,938
3.25%, 05/15/29(a)	600	575,736
4.85%, 03/01/30(a)	275	279,099
3.95%, 04/01/30	300	292,775
5.40%, 06/01/34	400	409,821
5.20%, 03/01/35	275	277,358
OGE Energy Corp., 5.45%, 05/15/29	200	205,990
Ohio Power Co.
5.00%, 06/01/33	328	326,420
5.65%, 06/01/34	250	256,686
Series P, 2.60%, 04/01/30	264	242,563
Series Q, 1.63%, 01/15/31	359	304,853
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	263,300
3.30%, 03/15/30	200	189,457
3.25%, 04/01/30	79	74,811
5.40%, 01/15/33	300	309,316
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27(a)(d)	325	325,903
4.30%, 05/15/28	488	487,100
3.70%, 11/15/28	193	188,925
4.65%, 11/01/29	350	353,068
2.75%, 05/15/30	729	673,981
7.00%, 05/01/32	300	335,773
4.15%, 06/01/32	296	284,688
4.55%, 09/15/32	519	511,956
7.25%, 01/15/33	263	299,659
5.65%, 11/15/33	351	368,774
5.35%, 04/01/35(d)	405	412,860
Pacific Gas and Electric Co.
3.30%, 03/15/27	200	195,442
5.45%, 06/15/27	400	405,091
2.10%, 08/01/27	483	459,176
3.30%, 12/01/27	655	632,609
5.00%, 06/04/28	275	276,472
3.00%, 06/15/28	516	490,366
3.75%, 07/01/28	550	533,747
6.10%, 01/15/29	465	480,626
4.20%, 03/01/29	220	214,665
5.55%, 05/15/29	400	407,670
4.55%, 07/01/30	1,806	1,770,428
2.50%, 02/01/31	1,211	1,057,864
3.25%, 06/01/31	550	496,003
4.40%, 03/01/32	143	135,629
5.90%, 06/15/32	450	463,302
6.15%, 01/15/33	428	443,690
6.40%, 06/15/33	640	674,955
6.95%, 03/15/34	535	582,000
5.80%, 05/15/34(a)	800	807,443
5.70%, 03/01/35	475	476,641
6.00%, 08/15/35	415	422,802
PacifiCorp.
5.10%, 02/15/29	300	305,191
3.50%, 06/15/29	254	244,314
2.70%, 09/15/30	254	231,609
5.30%, 02/15/31(a)	800	821,571
7.70%, 11/15/31	200	231,044
5.45%, 02/15/34(a)	784	790,523
5.25%, 06/15/35	200	198,274
Security	Par (000)	Value
Electric Utilities (continued)
PECO Energy Co., 4.90%, 06/15/33	$264	$ 266,901
Pinnacle West Capital Corp.
4.90%, 05/15/28	305	307,777
5.15%, 05/15/30	125	127,409
Potomac Electric Power Co., 5.20%, 03/15/34	275	279,080
PPL Capital Funding, Inc.
4.13%, 04/15/30(a)	300	293,877
5.25%, 09/01/34	455	458,442
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	505,692
4.85%, 02/15/34	400	397,949
Progress Energy, Inc.
7.75%, 03/01/31	330	377,740
7.00%, 10/30/31	300	335,741
Public Service Co. of Colorado
3.70%, 06/15/28	129	127,047
1.88%, 06/15/31	450	386,844
5.35%, 05/15/34	450	456,499
Series 35, 1.90%, 01/15/31	160	138,498
Series 38, 4.10%, 06/01/32(a)	150	143,769
Public Service Co. of New Hampshire
4.40%, 07/01/28	175	175,480
5.35%, 10/01/33	375	387,240
Series V, 2.20%, 06/15/31(a)	150	131,606
Public Service Co. of Oklahoma
5.25%, 01/15/33	200	202,530
5.20%, 01/15/35	425	423,764
Series J, 2.20%, 08/15/31	413	357,771
Public Service Electric and Gas Co.
2.25%, 09/15/26	314	306,766
3.00%, 05/15/27(a)	314	307,300
3.70%, 05/01/28	276	272,606
3.65%, 09/01/28	270	265,103
3.20%, 05/15/29	313	301,044
2.45%, 01/15/30	229	210,427
1.90%, 08/15/31	279	239,974
3.10%, 03/15/32	400	365,045
4.90%, 12/15/32	180	182,221
4.65%, 03/15/33	417	413,352
5.20%, 08/01/33	370	379,899
5.20%, 03/01/34	275	280,149
4.85%, 08/01/34	450	447,900
Series Q, 5.05%, 03/01/35	260	261,725
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	400	412,203
5.88%, 10/15/28	250	260,075
5.20%, 04/01/29	275	281,810
4.90%, 03/15/30	205	207,482
1.60%, 08/15/30	252	217,402
2.45%, 11/15/31	350	306,167
6.13%, 10/15/33	250	266,722
5.45%, 04/01/34(a)	275	280,724
5.40%, 03/15/35	250	253,446
Puget Energy, Inc.
2.38%, 06/15/28	329	309,172
4.10%, 06/15/30(a)	413	397,657
4.22%, 03/15/32(a)	279	262,737
5.73%, 03/15/35	475	476,432
Puget Sound Energy, Inc., 5.33%, 06/15/34	175	178,565
San Diego Gas & Electric Co.
4.95%, 08/15/28	345	351,131
5.40%, 04/15/35	550	561,036
Series VVV, 1.70%, 10/01/30	663	576,091

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
San Diego Gas & Electric Co. (continued)
Series XXX, 3.00%, 03/15/32	$350	$ 315,721
Sempra
5.40%, 08/01/26	225	226,485
3.25%, 06/15/27	500	488,179
3.40%, 02/01/28	713	693,462
3.70%, 04/01/29(a)	413	400,606
5.50%, 08/01/33	499	510,152
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	713	688,405
Southern California Edison Co.
4.40%, 09/06/26	352	350,957
4.88%, 02/01/27	175	175,266
5.85%, 11/01/27	300	306,651
5.30%, 03/01/28	495	500,549
5.65%, 10/01/28	378	386,690
6.65%, 04/01/29	200	208,543
5.15%, 06/01/29	275	277,631
2.85%, 08/01/29	384	356,212
5.25%, 03/15/30	400	402,982
2.25%, 06/01/30(a)	432	381,160
5.45%, 06/01/31	408	414,947
2.75%, 02/01/32	413	357,224
5.95%, 11/01/32(a)	525	543,385
6.00%, 01/15/34	332	340,418
5.20%, 06/01/34	729	713,476
5.45%, 03/01/35(a)	500	497,936
Series 2005-E, 5.35%, 07/15/35	200	195,494
Series A, 4.20%, 03/01/29	300	293,572
Series B, 3.65%, 03/01/28(a)	275	267,843
Series D, 4.70%, 06/01/27	300	300,082
Series G, 2.50%, 06/01/31	149	129,439
Southern Co.
5.11%, 08/01/27	500	506,728
4.85%, 06/15/28	570	577,374
5.50%, 03/15/29	521	539,867
5.70%, 10/15/32	350	366,834
5.20%, 06/15/33	570	579,703
5.70%, 03/15/34	702	730,875
4.85%, 03/15/35	550	535,894
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(b)	500	492,384
Series 2021-B, 1.75%, 03/15/28	304	284,043
Series A, 3.70%, 04/30/30	758	730,686
Southwestern Electric Power Co.
5.30%, 04/01/33(a)	275	277,077
Series K, 2.75%, 10/01/26	300	293,241
Series M, 4.10%, 09/15/28	379	374,687
Southwestern Public Service Co., 5.30%, 05/15/35	325	325,942
System Energy Resources, Inc.
6.00%, 04/15/28	400	414,138
5.30%, 12/15/34	385	378,946
Tampa Electric Co.
4.90%, 03/01/29	390	395,435
2.40%, 03/15/31	306	273,591
5.15%, 03/01/35	450	450,368
Tucson Electric Power Co.
1.50%, 08/01/30	116	99,844
3.25%, 05/15/32	250	226,979
5.20%, 09/15/34	275	275,622
Union Electric Co.
2.95%, 06/15/27	129	126,074
3.50%, 03/15/29	250	243,246
Security	Par (000)	Value
Electric Utilities (continued)
Union Electric Co. (continued)
2.95%, 03/15/30	$254	$ 238,294
2.15%, 03/15/32	431	369,987
5.20%, 04/01/34	275	278,992
5.25%, 04/15/35	325	329,818
Virginia Electric and Power Co.
2.30%, 11/15/31	413	360,109
2.40%, 03/30/32(a)	530	460,929
5.00%, 04/01/33	525	528,792
5.30%, 08/15/33	900	920,921
5.00%, 01/15/34	400	397,928
5.05%, 08/15/34(a)	595	595,698
5.15%, 03/15/35	625	627,825
Series A, 3.50%, 03/15/27	120	118,554
Series A, 3.80%, 04/01/28	413	408,682
Series A, 2.88%, 07/15/29(a)	229	216,484
Series B, 2.95%, 11/15/26	264	259,022
Series B, 3.75%, 05/15/27	400	395,954
WEC Energy Group, Inc.
5.60%, 09/12/26	185	186,923
5.15%, 10/01/27	500	506,754
1.38%, 10/15/27	350	328,117
4.75%, 01/15/28	250	251,887
2.20%, 12/15/28	350	325,445
1.80%, 10/15/30	103	89,653
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	159	148,462
5.00%, 05/15/29	125	127,635
4.75%, 09/30/32	305	307,216
5.63%, 05/15/33	200	211,476
4.60%, 10/01/34	185	181,284
Wisconsin Power and Light Co.
3.05%, 10/15/27	252	244,985
3.00%, 07/01/29	129	122,139
1.95%, 09/16/31	194	166,042
3.95%, 09/01/32	400	378,086
4.95%, 04/01/33	40	39,969
5.38%, 03/30/34	335	343,118
Wisconsin Public Service Corp., 4.55%, 12/01/29(a)	120	120,903
Xcel Energy, Inc.
3.35%, 12/01/26	413	405,983
1.75%, 03/15/27	413	395,148
4.75%, 03/21/28	175	176,121
4.00%, 06/15/28	479	474,218
2.60%, 12/01/29(a)	380	351,035
3.40%, 06/01/30	350	331,633
2.35%, 11/15/31	179	154,623
4.60%, 06/01/32	397	387,490
5.45%, 08/15/33	500	508,089
5.50%, 03/15/34	355	360,520
5.60%, 04/15/35	475	483,380
		210,551,715
Electronic Equipment, Instruments & Components — 0.8%
ABB Finance USA, Inc., 3.80%, 04/03/28(a)	260	259,456
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	220,038
Allegion PLC, 3.50%, 10/01/29	219	209,259
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	328	337,880
5.60%, 05/29/34	225	229,936
Amphenol Corp.
5.05%, 04/05/27	562	568,464
4.38%, 06/12/28	502	502,993
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Amphenol Corp. (continued)
5.05%, 04/05/29	$175	$ 179,117
4.35%, 06/01/29	350	350,645
2.80%, 02/15/30	385	360,063
2.20%, 09/15/31	597	521,458
5.25%, 04/05/34	375	385,151
5.00%, 01/15/35	500	502,329
Arrow Electronics, Inc.
3.88%, 01/12/28	350	342,810
5.15%, 08/21/29(a)	250	253,358
2.95%, 02/15/32	329	288,515
5.88%, 04/10/34	300	308,471
Avnet, Inc.
6.25%, 03/15/28	160	165,922
3.00%, 05/15/31	165	147,564
5.50%, 06/01/32	330	332,141
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	660	642,617
4.25%, 04/01/28	379	375,294
3.28%, 12/01/28	316	301,781
3.25%, 02/15/29	371	351,810
5.10%, 03/01/30	378	380,394
3.57%, 12/01/31	784	721,333
5.55%, 08/22/34	300	300,872
Eaton Capital ULC, 4.45%, 05/09/30	200	199,924
Emerson Electric Co.
0.88%, 10/15/26	350	336,615
1.80%, 10/15/27	400	379,661
2.00%, 12/21/28(a)	728	676,959
1.95%, 10/15/30	275	244,213
2.20%, 12/21/31	450	393,250
5.00%, 03/15/35	155	156,341
Flex Ltd.
6.00%, 01/15/28	236	242,575
4.88%, 06/15/29	413	414,640
4.88%, 05/12/30	243	243,064
5.25%, 01/15/32	325	328,474
Honeywell International, Inc.
2.50%, 11/01/26	804	786,035
1.10%, 03/01/27	629	598,438
4.65%, 07/30/27	775	780,259
4.95%, 02/15/28	256	260,477
4.25%, 01/15/29	536	535,275
2.70%, 08/15/29	581	546,523
4.88%, 09/01/29	200	204,099
4.70%, 02/01/30	625	631,836
1.95%, 06/01/30	747	666,889
1.75%, 09/01/31	821	697,069
4.95%, 09/01/31	200	203,828
4.75%, 02/01/32	475	477,021
5.00%, 02/15/33	652	659,645
4.50%, 01/15/34	616	599,373
5.00%, 03/01/35	874	873,672
Hubbell, Inc.
3.15%, 08/15/27	254	247,134
3.50%, 02/15/28	250	244,622
2.30%, 03/15/31	254	223,644
Jabil, Inc.
4.25%, 05/15/27	305	303,145
3.95%, 01/12/28	250	246,502
5.45%, 02/01/29	75	76,488
3.60%, 01/15/30	250	237,872
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc. (continued)
3.00%, 01/15/31	$219	$ 198,858
Keysight Technologies, Inc.
4.60%, 04/06/27	450	450,681
3.00%, 10/30/29(a)	260	243,633
5.35%, 07/30/30	484	497,811
4.95%, 10/15/34	382	376,147
TD SYNNEX Corp.
1.75%, 08/09/26	279	270,563
2.38%, 08/09/28	321	300,239
2.65%, 08/09/31	273	238,583
6.10%, 04/12/34	341	357,274
Trimble, Inc.
4.90%, 06/15/28	350	353,625
6.10%, 03/15/33	500	529,288
Tyco Electronics Group SA
3.13%, 08/15/27	250	244,158
4.63%, 02/01/30	225	226,551
4.50%, 02/09/31	225	224,152
2.50%, 02/04/32	405	356,715
5.00%, 05/09/35(a)	175	174,984
Vontier Corp.
2.40%, 04/01/28	200	187,962
2.95%, 04/01/31	350	314,655
		28,801,112
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	430	416,305
3.34%, 12/15/27	699	682,838
3.14%, 11/07/29	243	232,100
4.49%, 05/01/30(a)	350	349,949
Halliburton Co., 2.92%, 03/01/30(a)	611	568,075
NOV, Inc., 3.60%, 12/01/29(a)	329	315,308
Schlumberger Investment SA, 2.65%, 06/26/30(a)	542	498,235
		3,062,810
Entertainment — 0.0%
Warnermedia Holdings, Inc., 4.28%, 03/15/32	—	—
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
3.38%, 11/15/27	400	392,429
3.95%, 05/15/28	492	488,062
4.88%, 04/01/29	455	463,503
5.00%, 11/15/29	250	255,740
2.30%, 03/01/30	444	404,705
4.75%, 07/15/30(a)	235	238,552
1.45%, 02/15/31	727	618,828
1.75%, 02/15/32	605	510,015
2.38%, 03/15/33(a)	450	383,712
5.00%, 12/15/33	482	489,388
5.00%, 04/01/34	400	403,820
5.20%, 11/15/34	245	250,085
5.15%, 03/15/35	470	476,507
Veralto Corp.
5.50%, 09/18/26	325	327,998
5.35%, 09/18/28	325	333,209
5.45%, 09/18/33	425	436,290
Waste Connections, Inc.
4.25%, 12/01/28	200	199,709
3.50%, 05/01/29(a)	254	247,890
2.60%, 02/01/30(a)	276	255,836

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Connections, Inc. (continued)
2.20%, 01/15/32	$479	$ 413,692
3.20%, 06/01/32(a)	274	249,900
4.20%, 01/15/33	410	394,969
5.00%, 03/01/34	375	377,251
5.25%, 09/01/35	250	253,360
Waste Management, Inc.
4.95%, 07/03/27	275	278,715
3.15%, 11/15/27	617	602,304
1.15%, 03/15/28	174	161,031
4.50%, 03/15/28	625	628,682
3.88%, 01/15/29	400	393,781
4.88%, 02/15/29(a)	575	586,616
2.00%, 06/01/29	159	146,415
4.63%, 02/15/30	400	403,618
4.65%, 03/15/30	425	429,369
1.50%, 03/15/31(a)	707	602,301
4.95%, 07/03/31	495	506,299
4.80%, 03/15/32	525	531,480
4.15%, 04/15/32	524	509,803
4.63%, 02/15/33	270	269,270
4.88%, 02/15/34(a)	766	773,506
4.95%, 03/15/35	950	948,153
		16,636,793
Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	2,164	2,107,379
6.10%, 01/15/27	770	784,680
6.45%, 04/15/27	1,300	1,337,218
3.65%, 07/21/27	655	644,152
4.63%, 10/15/27	300	300,142
3.88%, 01/23/28	300	295,069
4.88%, 04/01/28	650	654,970
5.75%, 06/06/28(a)	610	628,522
3.00%, 10/29/28	2,523	2,401,284
5.10%, 01/19/29	510	517,744
4.63%, 09/10/29	850	847,950
6.15%, 09/30/30	1,050	1,114,261
5.38%, 12/15/31	500	509,895
3.30%, 01/30/32	2,800	2,536,565
3.40%, 10/29/33	1,100	966,010
5.30%, 01/19/34(a)	450	451,502
4.95%, 09/10/34	750	732,172
Air Lease Corp.
1.88%, 08/15/26	550	534,558
2.20%, 01/15/27	450	435,464
3.63%, 04/01/27(a)	280	276,433
3.63%, 12/01/27	130	127,429
5.85%, 12/15/27(a)	654	673,026
5.30%, 02/01/28	300	305,588
2.10%, 09/01/28	213	198,222
4.63%, 10/01/28	400	400,870
5.10%, 03/01/29(a)	275	279,949
3.25%, 10/01/29(a)	413	392,204
3.00%, 02/01/30(a)	329	306,935
3.13%, 12/01/30	509	469,289
5.20%, 07/15/31	325	330,918
2.88%, 01/15/32	450	398,662
Ally Financial, Inc.
4.75%, 06/09/27(a)	500	500,858
7.10%, 11/15/27(a)	550	578,031
Security	Par (000)	Value
Financial Services (continued)
Ally Financial, Inc. (continued)
2.20%, 11/02/28(a)	$285	$ 263,022
8.00%, 11/01/31	1,211	1,367,735
8.00%, 11/01/31(a)	300	338,582
(1-day SOFR + 1.78%), 5.55%, 07/31/33(b)	350	350,405
(1-day SOFR + 2.29%), 6.18%, 07/26/35(a)(b)	590	603,494
(1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	491	517,441
(1-day SOFR + 3.26%), 6.99%, 06/13/29(b)	500	525,586
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(b)	205	207,591
(1-day SOFR Index + 1.96%), 5.74%, 05/15/29(a)(b)	458	466,443
Cboe Global Markets, Inc.
3.65%, 01/12/27	420	415,727
1.63%, 12/15/30	259	224,550
3.00%, 03/16/32	217	195,501
CME Group, Inc.
3.75%, 06/15/28	433	428,663
4.40%, 03/15/30	510	510,055
2.65%, 03/15/32	621	554,758
Enact Holdings, Inc., 6.25%, 05/28/29	500	517,056
Intercontinental Exchange, Inc.
3.10%, 09/15/27(a)	284	276,862
4.00%, 09/15/27	935	929,693
3.63%, 09/01/28	678	663,605
3.75%, 09/21/28(a)	576	566,156
4.35%, 06/15/29	753	753,488
2.10%, 06/15/30	737	660,671
5.25%, 06/15/31(a)	425	439,435
1.85%, 09/15/32	938	777,162
4.60%, 03/15/33(a)	850	841,787
Nasdaq, Inc.
5.35%, 06/28/28	552	566,720
1.65%, 01/15/31(a)	543	468,339
5.55%, 02/15/34	628	651,061
ORIX Corp.
3.70%, 07/18/27	400	393,722
5.00%, 09/13/27	200	201,760
4.65%, 09/10/29(a)	525	526,465
2.25%, 03/09/31	413	362,014
4.00%, 04/13/32	363	344,790
5.20%, 09/13/32(a)	400	406,915
5.40%, 02/25/35(a)	325	328,958
Radian Group, Inc.
4.88%, 03/15/27	256	255,464
6.20%, 05/15/29	275	285,553
		41,225,180
Food Products — 1.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	434	470,134
Archer-Daniels-Midland Co.
2.50%, 08/11/26	608	596,570
3.25%, 03/27/30	500	475,140
2.90%, 03/01/32(a)	523	471,311
4.50%, 08/15/33(a)	310	302,693
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	440	434,376
3.75%, 09/25/27	481	475,041
4.10%, 01/07/28	225	223,155
4.20%, 09/17/29	531	523,527
4.55%, 08/04/30	225	224,525
2.75%, 05/14/31	635	572,819
4.65%, 09/17/34	485	467,922
5.15%, 08/04/35	225	224,206
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Conagra Brands, Inc.
5.30%, 10/01/26	$250	$ 251,632
1.38%, 11/01/27	597	555,026
7.00%, 10/01/28	200	212,771
4.85%, 11/01/28	804	807,142
5.00%, 08/01/30	300	300,601
8.25%, 09/15/30(a)	200	229,925
5.75%, 08/01/35(a)	300	300,867
Flowers Foods, Inc.
3.50%, 10/01/26	268	264,137
2.40%, 03/15/31	350	304,990
5.75%, 03/15/35(a)	328	333,569
General Mills, Inc.
4.70%, 01/30/27	275	275,906
3.20%, 02/10/27	487	478,223
4.20%, 04/17/28	829	825,251
5.50%, 10/17/28(a)	365	376,471
4.88%, 01/30/30	300	303,748
2.88%, 04/15/30	487	451,602
2.25%, 10/14/31(a)	279	242,502
4.95%, 03/29/33	670	667,859
5.25%, 01/30/35	300	299,828
Hershey Co.
2.30%, 08/15/26	350	342,825
4.55%, 02/24/28	220	222,131
4.25%, 05/04/28	35	35,129
2.45%, 11/15/29	225	208,665
4.75%, 02/24/30	125	126,809
1.70%, 06/01/30	258	227,471
4.95%, 02/24/32	325	330,625
4.50%, 05/04/33(a)	302	298,700
5.10%, 02/24/35	325	329,154
Hormel Foods Corp.
4.80%, 03/30/27	235	236,633
1.70%, 06/03/28	277	258,344
1.80%, 06/11/30	400	354,145
Ingredion, Inc.
3.20%, 10/01/26	350	344,320
2.90%, 06/01/30(a)	250	230,808
J.M. Smucker Co.
3.38%, 12/15/27	250	244,751
5.90%, 11/15/28	575	600,842
2.38%, 03/15/30	250	227,361
2.13%, 03/15/32	379	319,605
6.20%, 11/15/33(a)	575	614,583
4.25%, 03/15/35	398	369,041
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29	322	305,533
3.75%, 12/01/31	266	247,052
3.63%, 01/15/32	750	686,725
3.00%, 05/15/32	588	514,078
5.75%, 04/01/33(a)	1,257	1,288,422
6.75%, 03/15/34	1,022	1,111,039
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(d)	500	515,906
Kellanova
3.40%, 11/15/27	450	440,607
4.30%, 05/15/28	179	179,366
2.10%, 06/01/30	284	253,908
5.25%, 03/01/33(a)	200	203,877
Security	Par (000)	Value
Food Products (continued)
Kellanova (continued)
Series B, 7.45%, 04/01/31	$400	$ 455,273
Kraft Heinz Foods Co.
3.88%, 05/15/27	888	877,131
4.63%, 01/30/29	163	163,179
3.75%, 04/01/30(a)	641	612,796
4.25%, 03/01/31(a)	163	157,871
5.20%, 03/15/32(a)	325	327,210
6.75%, 03/15/32	130	141,651
5.40%, 03/15/35(a)	325	323,704
5.00%, 07/15/35	200	193,434
Kroger Co.
2.65%, 10/15/26	463	452,874
3.70%, 08/01/27	413	407,942
4.50%, 01/15/29	229	230,225
2.20%, 05/01/30(a)	193	174,029
1.70%, 01/15/31	483	414,423
7.50%, 04/01/31	252	286,869
5.00%, 09/15/34	1,370	1,354,064
McCormick & Co., Inc.
3.40%, 08/15/27	350	343,513
2.50%, 04/15/30	209	190,962
1.85%, 02/15/31(a)	314	270,932
4.95%, 04/15/33(a)	300	300,466
4.70%, 10/15/34(a)	425	409,613
Mondelez International, Inc.
2.63%, 03/17/27	545	529,870
4.25%, 05/06/28	442	440,603
4.13%, 05/07/28	260	258,699
4.75%, 02/20/29	275	278,737
2.75%, 04/13/30	459	424,344
4.50%, 05/06/30(a)	150	149,312
1.50%, 02/04/31	240	204,462
3.00%, 03/17/32	400	360,025
1.88%, 10/15/32(a)	413	345,691
4.75%, 08/28/34(a)	325	319,626
5.13%, 05/06/35(a)	150	150,131
Pilgrim’s Pride Corp.
4.25%, 04/15/31	600	573,434
3.50%, 03/01/32	484	434,435
6.25%, 07/01/33	550	577,820
6.88%, 05/15/34	400	437,253
Sysco Corp.
3.25%, 07/15/27	549	537,044
5.75%, 01/17/29	200	207,916
2.40%, 02/15/30	348	317,181
5.95%, 04/01/30	781	822,748
5.10%, 09/23/30	295	300,756
2.45%, 12/14/31	329	287,235
6.00%, 01/17/34	200	213,720
5.40%, 03/23/35	325	329,469
The Campbell’s Co.
5.20%, 03/19/27	275	278,104
4.15%, 03/15/28	600	595,949
5.20%, 03/21/29	275	280,355
2.38%, 04/24/30	359	323,347
5.40%, 03/21/34	525	530,257
4.75%, 03/23/35(a)	488	466,471
Tyson Foods, Inc.
3.55%, 06/02/27	861	845,952
4.35%, 03/01/29	700	694,511

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Tyson Foods, Inc. (continued)
5.40%, 03/15/29	$475	$ 487,538
5.70%, 03/15/34(a)	529	546,301
4.88%, 08/15/34	350	341,162
		46,590,543
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	298	292,939
Canadian National Railway Co.
6.90%, 07/15/28	250	267,607
3.85%, 08/05/32	450	425,969
5.85%, 11/01/33(a)	180	192,987
6.25%, 08/01/34	401	440,140
4.38%, 09/18/34	603	578,421
Canadian Pacific Railway Co.
1.75%, 12/02/26	613	591,744
4.00%, 06/01/28	300	297,099
2.88%, 11/15/29	407	380,748
2.05%, 03/05/30(a)	179	160,672
4.80%, 03/30/30	400	405,037
7.13%, 10/15/31	163	183,346
2.45%, 12/02/31	972	850,652
5.20%, 03/30/35(a)	400	404,027
CSX Corp.
2.60%, 11/01/26	400	391,597
3.25%, 06/01/27(a)	639	626,870
3.80%, 03/01/28	457	451,632
4.25%, 03/15/29	776	773,191
2.40%, 02/15/30	329	302,849
4.10%, 11/15/32	650	626,973
5.20%, 11/15/33(a)	300	308,859
5.05%, 06/15/35(a)	400	399,418
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	416	421,404
Norfolk Southern Corp.
7.80%, 05/15/27	260	275,171
3.15%, 06/01/27(a)	249	243,565
3.80%, 08/01/28	446	439,576
2.55%, 11/01/29	107	99,353
5.05%, 08/01/30	440	451,931
2.30%, 05/15/31	372	329,697
3.00%, 03/15/32(a)	174	157,214
4.45%, 03/01/33	314	306,492
5.55%, 03/15/34	250	260,188
5.10%, 05/01/35(a)	350	351,555
Union Pacific Corp.
2.15%, 02/05/27	367	355,538
3.00%, 04/15/27	367	359,109
3.95%, 09/10/28	629	623,526
6.63%, 02/01/29	288	309,471
3.70%, 03/01/29	562	550,744
2.40%, 02/05/30	400	367,547
2.38%, 05/20/31	533	476,674
2.80%, 02/14/32	800	719,208
4.50%, 01/20/33	662	653,393
3.38%, 02/01/35	355	313,711
5.10%, 02/20/35(a)	500	505,045
		17,922,889
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
3.75%, 11/30/26	1,074	1,067,821
1.15%, 01/30/28	338	315,192
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
1.40%, 06/30/30(a)	$366	$ 320,621
Agilent Technologies, Inc.
3.05%, 09/22/26	252	247,923
4.20%, 09/09/27(a)	483	480,932
2.75%, 09/15/29	534	498,569
2.10%, 06/04/30	360	321,144
2.30%, 03/12/31	580	512,554
4.75%, 09/09/34	325	317,731
Baxter International, Inc.
2.60%, 08/15/26	423	414,654
1.92%, 02/01/27	808	777,447
2.27%, 12/01/28	680	631,827
3.95%, 04/01/30(a)	413	401,485
1.73%, 04/01/31	400	340,343
2.54%, 02/01/32(a)	840	730,705
Boston Scientific Corp., 2.65%, 06/01/30	571	526,322
Dentsply Sirona, Inc., 3.25%, 06/01/30	450	408,954
DH Europe Finance II SARL, 2.60%, 11/15/29	366	340,487
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	399,095
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	1,000	1,025,042
4.80%, 08/14/29	785	793,956
5.86%, 03/15/30	750	789,346
4.80%, 01/15/31	450	452,206
5.91%, 11/22/32	1,000	1,062,289
5.50%, 06/15/35	462	471,702
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	649,918
4.50%, 03/30/33	705	695,259
Medtronic, Inc., 4.38%, 03/15/35	1,088	1,047,917
Revvity, Inc.
1.90%, 09/15/28	330	304,021
3.30%, 09/15/29	529	499,931
2.55%, 03/15/31	200	175,510
2.25%, 09/15/31	268	228,172
Smith & Nephew PLC
5.15%, 03/20/27(a)	40	40,390
2.03%, 10/14/30	560	490,136
5.40%, 03/20/34	390	395,617
Solventum Corp.
5.45%, 02/25/27	457	464,107
5.40%, 03/01/29	885	910,488
5.45%, 03/13/31	650	672,811
5.60%, 03/23/34	1,084	1,112,366
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	298,950
Stryker Corp.
4.55%, 02/10/27	400	401,608
4.70%, 02/10/28	400	403,655
3.65%, 03/07/28	350	344,698
4.85%, 12/08/28	200	203,282
4.25%, 09/11/29	300	298,220
4.85%, 02/10/30	400	406,659
1.95%, 06/15/30	660	587,168
4.63%, 09/11/34	496	484,265
5.20%, 02/10/35	654	664,322
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	460	462,357
5.00%, 12/05/26	644	649,559
4.80%, 11/21/27	387	391,628
1.75%, 10/15/28	575	531,881
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc. (continued)
5.00%, 01/31/29	$456	$ 466,513
2.60%, 10/01/29	680	636,629
4.98%, 08/10/30	520	533,338
2.00%, 10/15/31(a)	663	575,896
4.95%, 11/21/32(a)	482	491,552
5.09%, 08/10/33	683	697,884
5.20%, 01/31/34(a)	250	256,319
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	225	225,801
5.35%, 12/01/28	250	256,957
5.05%, 02/19/30	225	229,312
2.60%, 11/24/31	561	495,604
5.20%, 09/15/34	425	426,526
5.50%, 02/19/35	225	230,225
		32,985,798
Health Care Providers & Services — 2.3%
Adventist Health System
5.43%, 03/01/32	200	203,121
5.76%, 12/01/34	300	299,313
Ascension Health, Series B, 2.53%, 11/15/29	797	738,632
Banner Health, 2.34%, 01/01/30	500	457,079
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30(a)	57	49,836
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30(a)	130	124,507
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	113,409
Centene Corp.
4.25%, 12/15/27	1,612	1,563,828
2.45%, 07/15/28	1,318	1,202,525
4.63%, 12/15/29	2,258	2,150,940
3.38%, 02/15/30	1,332	1,199,271
3.00%, 10/15/30	1,230	1,070,420
2.50%, 03/01/31	1,232	1,034,256
2.63%, 08/01/31	846	706,881
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	99,432
Cigna Group
3.40%, 03/01/27	898	883,783
3.05%, 10/15/27	179	173,944
4.38%, 10/15/28	2,569	2,560,840
5.00%, 05/15/29	600	610,914
2.40%, 03/15/30	807	734,887
2.38%, 03/15/31	790	699,639
5.13%, 05/15/31(a)	500	510,879
5.40%, 03/15/33	490	503,242
5.25%, 02/15/34(a)	750	757,414
CommonSpirit Health
3.35%, 10/01/29	338	322,360
2.78%, 10/01/30	930	848,645
5.21%, 12/01/31	500	510,126
Elevance Health, Inc.
4.50%, 10/30/26	280	280,170
3.65%, 12/01/27	1,122	1,103,967
4.10%, 03/01/28	754	748,157
5.15%, 06/15/29	360	367,296
2.88%, 09/15/29	550	515,296
4.75%, 02/15/30	355	356,432
2.25%, 05/15/30	926	833,184
2.55%, 03/15/31	442	394,331
4.95%, 11/01/31	500	502,701
4.10%, 05/15/32	358	341,498
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
5.50%, 10/15/32	$400	$ 413,239
4.75%, 02/15/33	600	591,364
5.38%, 06/15/34	634	641,862
5.95%, 12/15/34	400	419,495
5.20%, 02/15/35	590	589,450
HCA, Inc.
5.38%, 09/01/26	824	827,574
4.50%, 02/15/27	384	383,250
3.13%, 03/15/27	834	815,669
5.00%, 03/01/28(a)	475	480,227
5.20%, 06/01/28	653	664,189
5.63%, 09/01/28	980	1,004,552
5.88%, 02/01/29	600	620,453
3.38%, 03/15/29	326	312,379
4.13%, 06/15/29	1,480	1,451,028
5.25%, 03/01/30	320	326,779
3.50%, 09/01/30	1,616	1,522,913
5.45%, 04/01/31	1,286	1,322,090
2.38%, 07/15/31	509	442,627
5.50%, 03/01/32	515	528,808
3.63%, 03/15/32	1,305	1,201,502
5.50%, 06/01/33	980	999,943
5.60%, 04/01/34	672	683,869
5.45%, 09/15/34	919	923,029
5.75%, 03/01/35	725	742,911
Humana, Inc.
1.35%, 02/03/27	633	604,211
3.95%, 03/15/27	350	347,202
5.75%, 03/01/28	115	118,185
5.75%, 12/01/28	100	103,548
3.70%, 03/23/29	410	397,076
3.13%, 08/15/29	413	388,121
4.88%, 04/01/30	290	291,541
5.38%, 04/15/31	905	923,051
2.15%, 02/03/32	684	574,010
5.88%, 03/01/33	450	465,580
5.95%, 03/15/34(a)	496	514,327
5.55%, 05/01/35	408	409,121
ICON Investments Six DAC
5.81%, 05/08/27	350	355,983
5.85%, 05/08/29	500	518,179
6.00%, 05/08/34	400	409,068
IQVIA, Inc.
5.70%, 05/15/28	350	358,481
6.25%, 02/01/29	671	701,793
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	665,151
Laboratory Corp. of America Holdings
3.60%, 09/01/27	413	406,849
2.95%, 12/01/29(a)	400	374,518
4.35%, 04/01/30	375	371,025
2.70%, 06/01/31	256	229,370
4.55%, 04/01/32	375	368,544
4.80%, 10/01/34	475	462,078
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	200	202,756
5.40%, 10/01/33	300	301,834
Series 19A, 2.53%, 10/01/29	743	684,731
Quest Diagnostics, Inc.
4.60%, 12/15/27(a)	165	165,714
4.20%, 06/30/29	363	360,374
4.63%, 12/15/29	475	477,525

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. (continued)
2.95%, 06/30/30(a)	$450	$ 417,955
2.80%, 06/30/31	329	297,421
6.40%, 11/30/33	300	327,899
5.00%, 12/15/34	533	528,507
SSM Health Care Corp., 4.89%, 06/01/28	250	252,855
Stanford Health Care, Series 2020, 3.31%, 08/15/30	250	237,878
Sutter Health
Series 2025, 5.21%, 08/15/32	105	107,375
Series 2025, 5.54%, 08/15/35(a)	315	323,920
Series 20A, 2.29%, 08/15/30	517	465,393
UnitedHealth Group, Inc.
3.45%, 01/15/27	413	407,655
3.38%, 04/15/27	327	321,599
4.60%, 04/15/27	220	220,717
3.70%, 05/15/27	350	346,230
2.95%, 10/15/27	554	537,579
5.25%, 02/15/28	525	536,444
3.85%, 06/15/28	629	620,342
4.40%, 06/15/28	480	480,050
3.88%, 12/15/28	500	491,157
4.25%, 01/15/29	1,064	1,057,271
4.70%, 04/15/29	295	297,353
4.00%, 05/15/29(a)	750	738,204
2.88%, 08/15/29	716	673,472
4.80%, 01/15/30	775	782,733
5.30%, 02/15/30	800	822,951
2.00%, 05/15/30	736	655,419
4.65%, 01/15/31	450	449,839
4.90%, 04/15/31	575	580,980
2.30%, 05/15/31	1,048	921,221
4.95%, 01/15/32(a)	864	869,820
4.20%, 05/15/32	950	915,092
5.35%, 02/15/33	1,008	1,031,666
4.50%, 04/15/33	1,024	991,936
5.00%, 04/15/34	775	768,483
5.15%, 07/15/34(a)	1,500	1,503,783
5.30%, 06/15/35(a)	210	212,352
4.63%, 07/15/35	1,000	960,051
Universal Health Services, Inc.
1.65%, 09/01/26	383	370,012
4.63%, 10/15/29	325	320,449
2.65%, 10/15/30	550	486,517
2.65%, 01/15/32	295	249,814
5.05%, 10/15/34	340	323,278
UPMC, 5.04%, 05/15/33(a)	614	614,813
		79,550,788
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27	233	231,058
3.95%, 01/15/28	276	272,079
4.50%, 07/30/29	300	298,507
2.75%, 12/15/29	286	264,777
4.70%, 07/01/30	294	293,038
4.90%, 12/15/30	450	452,368
3.38%, 08/15/31	479	441,755
2.00%, 05/18/32	600	496,779
1.88%, 02/01/33(a)	583	468,626
2.95%, 03/15/34	522	440,063
4.75%, 04/15/35	296	282,954
Security	Par (000)	Value
Health Care REITs (continued)
DOC DR LLC
4.30%, 03/15/27	$290	$ 288,671
3.95%, 01/15/28	254	250,922
2.63%, 11/01/31	413	361,958
Healthcare Realty Holdings LP
3.50%, 08/01/26	400	394,976
3.75%, 07/01/27	312	307,043
3.10%, 02/15/30	579	537,465
2.00%, 03/15/31	400	341,301
Healthpeak OP LLC
1.35%, 02/01/27	213	203,316
2.13%, 12/01/28	250	231,452
3.50%, 07/15/29	531	510,288
3.00%, 01/15/30	438	410,064
2.88%, 01/15/31	400	363,638
5.25%, 12/15/32	330	334,715
5.38%, 02/15/35(a)	399	402,590
National Health Investors, Inc., 3.00%, 02/01/31	250	221,376
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	425	424,727
4.75%, 01/15/28	413	414,286
3.63%, 10/01/29	356	337,845
5.20%, 07/01/30	175	175,527
3.38%, 02/01/31	582	532,113
3.25%, 04/15/33	400	345,160
Sabra Health Care LP
3.90%, 10/15/29	129	122,886
3.20%, 12/01/31	513	457,110
Ventas Realty LP
3.25%, 10/15/26	413	406,362
3.85%, 04/01/27	268	265,181
4.00%, 03/01/28	575	567,511
4.40%, 01/15/29	500	497,182
3.00%, 01/15/30	575	537,803
4.75%, 11/15/30	179	178,559
2.50%, 09/01/31	321	281,583
5.10%, 07/15/32	300	303,188
5.63%, 07/01/34	175	179,791
5.00%, 01/15/35	375	367,360
Welltower OP LLC
2.70%, 02/15/27	380	370,740
4.25%, 04/15/28	450	449,158
2.05%, 01/15/29	412	381,173
4.13%, 03/15/29	229	226,497
3.10%, 01/15/30	307	290,055
4.50%, 07/01/30	450	448,919
2.75%, 01/15/31	495	450,945
2.80%, 06/01/31	570	516,588
2.75%, 01/15/32	413	367,579
3.85%, 06/15/32	231	219,250
5.13%, 07/01/35	650	647,728
		19,864,585
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29	280	265,778
3.70%, 01/15/31	300	278,115
5.85%, 08/01/34	400	403,061
Darden Restaurants, Inc.
3.85%, 05/01/27	250	247,237
4.35%, 10/15/27(a)	200	199,649
4.55%, 10/15/29	200	198,996
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc. (continued)
6.30%, 10/10/33	$250	$ 266,250
Hyatt Hotels Corp.
5.75%, 01/30/27	376	382,263
5.05%, 03/30/28	175	176,817
4.38%, 09/15/28	229	227,165
5.25%, 06/30/29	321	326,447
5.75%, 04/23/30	413	426,115
5.38%, 12/15/31	260	263,033
5.75%, 03/30/32(a)	175	179,432
5.50%, 06/30/34	250	249,902
Las Vegas Sands Corp.
3.50%, 08/18/26	578	568,826
5.90%, 06/01/27	421	428,007
5.63%, 06/15/28	543	551,568
3.90%, 08/08/29	500	477,221
6.00%, 08/15/29	345	354,841
6.00%, 06/14/30	150	154,378
6.20%, 08/15/34	285	292,179
Marriott International, Inc.
5.45%, 09/15/26	355	358,375
5.00%, 10/15/27	434	439,392
5.55%, 10/15/28	542	559,465
4.90%, 04/15/29	490	496,054
4.88%, 05/15/29	194	195,914
4.80%, 03/15/30	418	420,533
5.10%, 04/15/32	345	348,860
5.30%, 05/15/34	630	635,492
5.35%, 03/15/35	728	730,228
Series AA, 4.65%, 12/01/28	150	150,603
Series FF, 4.63%, 06/15/30	829	828,028
Series GG, 3.50%, 10/15/32	576	523,250
Series HH, 2.85%, 04/15/31	452	409,493
Series II, 2.75%, 10/15/33(a)	444	376,586
Series X, 4.00%, 04/15/28	431	426,278
McDonald’s Corp.
3.50%, 03/01/27	548	540,830
3.50%, 07/01/27	628	618,886
3.80%, 04/01/28	677	669,114
4.80%, 08/14/28	450	456,540
5.00%, 05/17/29	200	204,356
2.63%, 09/01/29	573	536,368
2.13%, 03/01/30	450	407,018
4.60%, 05/15/30	450	452,726
3.60%, 07/01/30	574	553,733
4.60%, 09/09/32(a)	400	399,115
4.95%, 08/14/33(a)	375	380,091
5.20%, 05/17/34	400	408,920
4.95%, 03/03/35(a)	622	619,592
Sands China Ltd.
2.30%, 03/08/27	400	385,308
5.40%, 08/08/28(a)	1,250	1,263,905
2.85%, 03/08/29	400	370,047
4.38%, 06/18/30	400	385,303
3.25%, 08/08/31	400	357,038
Starbucks Corp.
4.85%, 02/08/27	610	613,981
2.00%, 03/12/27	300	288,659
3.50%, 03/01/28	350	342,783
4.50%, 05/15/28	434	435,376
4.00%, 11/15/28	413	408,572
3.55%, 08/15/29	610	592,729
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
2.25%, 03/12/30	$457	$ 413,580
4.80%, 05/15/30	150	151,516
2.55%, 11/15/30	860	777,644
4.90%, 02/15/31	400	406,607
3.00%, 02/14/32	628	567,526
4.80%, 02/15/33(a)	300	299,359
5.00%, 02/15/34(a)	400	402,359
5.40%, 05/15/35(a)	350	356,127
		28,881,539
Household Durables — 0.2%
D.R. Horton, Inc.(a)
1.30%, 10/15/26	241	231,920
1.40%, 10/15/27	379	355,654
5.00%, 10/15/34	450	444,870
DR Horton, Inc., 4.85%, 10/15/30	330	331,803
Leggett & Platt, Inc.
3.50%, 11/15/27	250	242,029
4.40%, 03/15/29	279	272,428
Lennar Corp.
5.00%, 06/15/27	218	218,948
4.75%, 11/29/27	309	309,979
5.20%, 07/30/30	450	458,371
MDC Holdings, Inc.
3.85%, 01/15/30	200	190,137
2.50%, 01/15/31	130	113,668
Meritage Homes Corp., 5.65%, 03/15/35	314	312,978
NVR, Inc., 3.00%, 05/15/30	500	466,615
PulteGroup, Inc.
5.00%, 01/15/27	200	200,973
7.88%, 06/15/32(a)	200	233,447
6.38%, 05/15/33	100	107,409
Toll Brothers Finance Corp.
4.88%, 03/15/27	225	225,489
4.35%, 02/15/28(a)	225	223,951
3.80%, 11/01/29(a)	225	218,409
5.60%, 06/15/35	300	301,071
		5,460,149
Household Products — 0.1%
Avery Dennison Corp.
4.88%, 12/06/28	350	353,370
2.65%, 04/30/30	250	229,028
2.25%, 02/15/32(a)	363	308,053
5.75%, 03/15/33(a)	270	281,541
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	244,455
2.30%, 12/15/31	229	198,765
5.60%, 11/15/32	318	332,828
Clorox Co.
3.10%, 10/01/27	249	242,704
3.90%, 05/15/28	264	261,281
4.40%, 05/01/29	302	301,949
1.80%, 05/15/30	150	132,575
4.60%, 05/01/32	250	249,397
Kimberly-Clark Corp.
1.05%, 09/15/27	150	141,016
3.95%, 11/01/28	400	397,277
3.20%, 04/25/29	350	338,160
3.10%, 03/26/30	400	379,263

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products (continued)
Kimberly-Clark Corp. (continued)
2.00%, 11/02/31(a)	$225	$ 197,306
4.50%, 02/16/33	144	143,926
		4,732,894
Industrial Conglomerates — 0.4%
3M Co.
2.25%, 09/19/26	400	390,117
2.88%, 10/15/27	554	537,819
3.63%, 09/14/28	496	485,795
3.38%, 03/01/29	551	532,439
2.38%, 08/26/29	816	754,487
4.80%, 03/15/30	225	227,364
3.05%, 04/15/30	350	328,618
5.15%, 03/15/35(a)	225	226,824
Carlisle Cos., Inc.
3.75%, 12/01/27	400	393,471
2.75%, 03/01/30	599	552,763
2.20%, 03/01/32	225	190,139
Eaton Corp.
3.10%, 09/15/27	272	265,954
4.35%, 05/18/28(a)	242	242,544
4.00%, 11/02/32	324	311,433
4.15%, 03/15/33	978	946,582
Illinois Tool Works, Inc., 2.65%, 11/15/26	657	645,039
Parker-Hannifin Corp.
3.25%, 03/01/27	482	473,941
4.25%, 09/15/27	614	613,334
3.25%, 06/14/29	859	823,652
4.50%, 09/15/29	332	333,282
4.20%, 11/21/34	422	400,807
Pentair Finance SARL
4.50%, 07/01/29	256	254,827
5.90%, 07/15/32	322	336,422
Teledyne Technologies, Inc.
2.25%, 04/01/28	602	570,145
2.75%, 04/01/31	829	747,605
Textron, Inc.
3.65%, 03/15/27	262	258,122
3.38%, 03/01/28	300	291,840
3.90%, 09/17/29	200	194,915
3.00%, 06/01/30	329	305,014
2.45%, 03/15/31	177	156,953
6.10%, 11/15/33	210	223,482
5.50%, 05/15/35(a)	440	445,702
		13,461,431
Insurance — 2.2%
Aegon Ltd., (6-mo. SOFR US + 3.97%), 5.50%, 04/11/48(b)	500	501,248
Aflac, Inc.
2.88%, 10/15/26	202	198,482
3.60%, 04/01/30	716	692,083
Alleghany Corp., 3.63%, 05/15/30	405	391,000
Allstate Corp.
3.28%, 12/15/26	372	365,964
5.05%, 06/24/29	250	255,302
1.45%, 12/15/30	393	333,381
5.25%, 03/30/33	450	459,349
5.55%, 05/09/35	350	361,427
American International Group, Inc.
4.85%, 05/07/30(a)	437	442,790
3.40%, 06/30/30	252	239,276
Security	Par (000)	Value
Insurance (continued)
American International Group, Inc. (continued)
5.13%, 03/27/33	$590	$ 597,039
3.88%, 01/15/35	384	350,703
5.45%, 05/07/35(a)	410	418,726
American National Group, Inc.
5.00%, 06/15/27	200	200,586
5.75%, 10/01/29	450	459,040
6.00%, 07/15/35	400	402,177
Aon Corp.
4.50%, 12/15/28	129	129,273
3.75%, 05/02/29	575	560,755
2.80%, 05/15/30	745	690,525
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	438,019
2.05%, 08/23/31	295	253,796
2.60%, 12/02/31	286	252,507
5.00%, 09/12/32	300	303,436
5.35%, 02/28/33	400	410,274
Aon North America, Inc.
5.13%, 03/01/27	390	393,876
5.15%, 03/01/29	789	805,510
5.30%, 03/01/31	478	492,419
5.45%, 03/01/34	1,052	1,075,501
Arch Capital Finance LLC, 4.01%, 12/15/26	229	227,499
Arch Capital Group Ltd., 7.35%, 05/01/34	200	229,601
Arthur J Gallagher & Co.
4.60%, 12/15/27	385	386,241
4.85%, 12/15/29	515	519,553
2.40%, 11/09/31	285	248,086
5.00%, 02/15/32	215	216,665
5.50%, 03/02/33	235	241,232
6.50%, 02/15/34	275	300,003
5.45%, 07/15/34	350	356,268
5.15%, 02/15/35	975	969,047
Assurant, Inc.
3.70%, 02/22/30	150	142,820
2.65%, 01/15/32	143	123,045
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	250	230,424
Athene Holding Ltd.
4.13%, 01/12/28	700	693,431
6.15%, 04/03/30	273	289,171
3.50%, 01/15/31	454	425,628
6.65%, 02/01/33(a)	200	215,239
5.88%, 01/15/34	400	412,405
(5-year CMT + 2.61%), 6.63%, 10/15/54(b)	400	393,954
AXA SA, 8.60%, 12/15/30	500	592,753
AXIS Specialty Finance LLC
3.90%, 07/15/29	300	291,339
(5-year CMT + 3.19%), 4.90%, 01/15/40(b)	280	268,935
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	196,983
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	437	425,211
1.85%, 03/12/30	413	372,609
1.45%, 10/15/30	495	430,893
2.88%, 03/15/32	758	694,925
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	390,123
5.63%, 05/15/30(a)	229	229,481
Brown & Brown, Inc.
4.60%, 12/23/26	275	275,353
4.70%, 06/23/28	275	275,738
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Brown & Brown, Inc. (continued)
4.50%, 03/15/29	$268	$ 266,653
4.90%, 06/23/30	275	275,979
2.38%, 03/15/31	495	434,697
4.20%, 03/17/32	458	435,039
5.25%, 06/23/32	275	278,383
5.65%, 06/11/34	300	305,333
5.55%, 06/23/35(a)	649	656,144
Chubb INA Holdings LLC
4.65%, 08/15/29	450	455,470
1.38%, 09/15/30	774	668,785
5.00%, 03/15/34(a)	1,160	1,172,972
Cincinnati Financial Corp.
6.92%, 05/15/28(a)	256	273,294
6.13%, 11/01/34	200	211,204
CNA Financial Corp.
3.45%, 08/15/27	266	260,943
3.90%, 05/01/29	413	403,142
2.05%, 08/15/30	266	233,411
5.50%, 06/15/33	400	408,867
5.13%, 02/15/34	397	393,966
CNO Financial Group, Inc.
5.25%, 05/30/29	300	302,560
6.45%, 06/15/34	450	468,919
Corebridge Financial, Inc.
3.65%, 04/05/27	891	877,643
3.85%, 04/05/29	925	902,994
3.90%, 04/05/32	825	775,069
6.05%, 09/15/33	350	368,069
5.75%, 01/15/34(a)	650	673,452
(5-year CMT + 3.85%), 6.88%, 12/15/52(b)	600	616,654
Enstar Finance LLC, (5-year CMT + 4.01%), 5.50%, 01/15/42(b)	304	299,024
Enstar Group Ltd.
4.95%, 06/01/29	300	300,946
3.10%, 09/01/31	273	240,171
Equitable Holdings, Inc.
4.35%, 04/20/28	1,029	1,024,599
5.59%, 01/11/33	284	292,769
Essent Group Ltd., 6.25%, 07/01/29	225	233,269
F&G Annuities & Life, Inc.
7.40%, 01/13/28	300	313,974
6.50%, 06/04/29	350	360,590
6.25%, 10/04/34(a)	350	348,517
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	301,770
4.63%, 04/29/30(a)	429	425,620
3.38%, 03/03/31	300	277,958
5.63%, 08/16/32	500	511,229
6.00%, 12/07/33	450	468,617
5.75%, 05/20/35(d)	300	302,528
Fidelity National Financial, Inc.
4.50%, 08/15/28	256	254,725
3.40%, 06/15/30	355	331,570
2.45%, 03/15/31	328	284,553
First American Financial Corp.
4.00%, 05/15/30(a)	430	409,328
2.40%, 08/15/31	442	378,421
5.45%, 09/30/34	225	220,605
Globe Life, Inc.
4.55%, 09/15/28	350	350,172
2.15%, 08/15/30	129	114,124
4.80%, 06/15/32	160	157,419
Security	Par (000)	Value
Insurance (continued)
Globe Life, Inc. (continued)
5.85%, 09/15/34	$175	$ 181,294
Hanover Insurance Group, Inc., 2.50%, 09/01/30	213	189,699
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	387,277
Horace Mann Educators Corp., 7.25%, 09/15/28	50	53,327
Jackson Financial, Inc.
5.17%, 06/08/27	200	201,791
3.13%, 11/23/31	279	247,173
5.67%, 06/08/32(a)	190	193,689
Kemper Corp.
2.40%, 09/30/30	150	131,566
3.80%, 02/23/32	226	205,391
Lincoln National Corp.
3.80%, 03/01/28	275	269,450
3.05%, 01/15/30	254	237,518
3.40%, 01/15/31(a)	276	255,741
3.40%, 03/01/32	200	181,071
5.85%, 03/15/34	125	127,993
Loews Corp., 3.20%, 05/15/30	349	329,634
Manulife Financial Corp.
2.48%, 05/19/27(a)	179	173,120
3.70%, 03/16/32	573	541,365
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	413	407,260
Markel Group, Inc., 3.35%, 09/17/29	393	376,823
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	525	528,110
4.38%, 03/15/29	1,071	1,072,079
4.65%, 03/15/30	700	706,621
2.25%, 11/15/30	560	499,994
4.85%, 11/15/31	600	606,588
2.38%, 12/15/31	250	218,283
5.75%, 11/01/32	374	396,576
5.88%, 08/01/33(a)	300	318,904
5.40%, 09/15/33	400	412,873
5.15%, 03/15/34	200	203,246
5.00%, 03/15/35	1,215	1,212,963
Mercury General Corp., 4.40%, 03/15/27	50	49,477
MetLife, Inc.
4.55%, 03/23/30(a)	129	129,982
6.50%, 12/15/32(a)	400	445,600
5.38%, 07/15/33(a)	512	531,924
6.38%, 06/15/34(a)	652	717,288
5.30%, 12/15/34(a)	594	607,068
5.70%, 06/15/35	666	698,684
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(b)	570	585,623
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	254	264,939
NMI Holdings, Inc., 6.00%, 08/15/29	175	178,845
Old Republic International Corp.
3.88%, 08/26/26	250	247,962
5.75%, 03/28/34	200	204,903
PartnerRe Finance B LLC
3.70%, 07/02/29	268	258,913
(5-year CMT + 3.82%), 4.50%, 10/01/50(b)	354	329,912
Primerica, Inc., 2.80%, 11/19/31	424	378,128
Principal Financial Group, Inc.
3.10%, 11/15/26	129	126,655
3.70%, 05/15/29	289	280,988
2.13%, 06/15/30	229	204,544
5.38%, 03/15/33	200	204,862

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Progressive Corp.
2.45%, 01/15/27	$413	$ 402,214
2.50%, 03/15/27	346	336,283
4.00%, 03/01/29	481	476,653
6.63%, 03/01/29	257	275,838
3.20%, 03/26/30	350	332,775
3.00%, 03/15/32	246	223,573
6.25%, 12/01/32	186	204,110
4.95%, 06/15/33	410	414,933
Prudential Financial, Inc.
3.88%, 03/27/28	577	571,926
2.10%, 03/10/30(a)	253	229,514
5.75%, 07/15/33	250	265,384
5.20%, 03/14/35	625	629,127
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(b)	450	442,385
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(b)	829	840,521
(5-year CMT + 2.85%), 6.75%, 03/01/53(b)	300	314,463
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	643	585,460
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)	713	691,108
(5-year CMT + 3.23%), 6.00%, 09/01/52(b)	566	573,861
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	823	777,059
3.63%, 03/24/32	273	253,736
Reinsurance Group of America, Inc.
3.90%, 05/15/29(a)	393	386,001
3.15%, 06/15/30(a)	350	327,213
6.00%, 09/15/33	200	209,903
5.75%, 09/15/34	450	461,986
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	289,425
5.75%, 06/05/33	490	504,926
5.80%, 04/01/35	275	282,669
Selective Insurance Group, Inc., 5.90%, 04/15/35	200	203,538
SiriusPoint Ltd., 7.00%, 04/05/29	200	209,698
Stewart Information Services Corp., 3.60%, 11/15/31	230	204,200
Travelers Cos., Inc., 5.05%, 07/24/35	320	320,982
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	277,760
Unum Group, 4.00%, 06/15/29	179	175,151
Willis North America, Inc.
4.65%, 06/15/27	631	633,650
4.50%, 09/15/28	505	505,731
2.95%, 09/15/29	450	422,079
5.35%, 05/15/33	460	469,129
		75,899,939
Interactive Media & Services — 0.6%
Alphabet, Inc.
2.00%, 08/15/26	1,333	1,303,326
0.80%, 08/15/27(a)	261	244,794
4.00%, 05/15/30(a)	645	642,952
1.10%, 08/15/30	1,126	970,437
4.50%, 05/15/35	975	957,016
Baidu, Inc.
3.63%, 07/06/27(a)	200	196,945
4.38%, 03/29/28	350	349,558
4.88%, 11/14/28	200	202,637
3.43%, 04/07/30(a)	300	286,796
2.38%, 10/09/30(a)	200	180,494
2.38%, 08/23/31(a)	350	310,575
Meta Platforms, Inc.
3.50%, 08/15/27	1,874	1,850,407
4.60%, 05/15/28	840	850,901
Security	Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
4.30%, 08/15/29	$620	$ 622,495
4.80%, 05/15/30	602	616,972
4.55%, 08/15/31	625	630,365
3.85%, 08/15/32	1,806	1,726,497
4.95%, 05/15/33	1,040	1,058,941
4.75%, 08/15/34	1,533	1,528,086
Netflix, Inc.
4.38%, 11/15/26	300	300,805
4.88%, 04/15/28	914	928,431
5.88%, 11/15/28	1,300	1,363,424
6.38%, 05/15/29	500	535,697
4.90%, 08/15/34(a)	858	867,564
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	220,158
Weibo Corp., 3.38%, 07/08/30	300	279,756
		19,026,029
Internet Software & Services — 0.8%
Alibaba Group Holding Ltd.(a)
3.40%, 12/06/27	1,628	1,595,079
4.88%, 05/26/30(d)	400	408,189
2.13%, 02/09/31	900	797,198
4.50%, 11/28/34	400	385,122
5.25%, 05/26/35(d)	700	710,533
Amazon.com, Inc.
3.30%, 04/13/27	884	871,677
1.20%, 06/03/27	965	915,664
3.15%, 08/22/27	2,057	2,018,289
4.55%, 12/01/27	1,464	1,478,432
1.65%, 05/12/28	1,143	1,070,407
3.45%, 04/13/29	1,002	978,962
4.65%, 12/01/29(a)	898	913,892
1.50%, 06/03/30	1,165	1,027,378
2.10%, 05/12/31	1,797	1,591,407
3.60%, 04/13/32	1,476	1,407,716
4.70%, 12/01/32	1,450	1,470,534
4.80%, 12/05/34(a)	990	1,006,885
Booking Holdings, Inc.
3.55%, 03/15/28	350	343,109
4.63%, 04/13/30	1,147	1,158,552
eBay, Inc.
3.60%, 06/05/27(a)	613	604,677
5.95%, 11/22/27	200	206,780
2.70%, 03/11/30	685	633,432
2.60%, 05/10/31(a)	518	462,941
6.30%, 11/22/32	278	301,133
Expedia Group, Inc.
4.63%, 08/01/27	500	500,489
3.80%, 02/15/28	620	609,530
3.25%, 02/15/30	883	832,745
2.95%, 03/15/31	252	229,259
5.40%, 02/15/35	600	604,042
JD.com, Inc., 3.38%, 01/14/30(a)	478	456,601
Uber Technologies, Inc.
4.30%, 01/15/30	696	690,508
4.80%, 09/15/34	1,158	1,137,142
VeriSign, Inc.
4.75%, 07/15/27	279	278,828
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
VeriSign, Inc. (continued)
2.70%, 06/15/31	$394	$ 350,542
5.25%, 06/01/32	364	367,965
		28,415,639
IT Services — 1.0%
Accenture Capital, Inc.
3.90%, 10/04/27	727	722,378
4.05%, 10/04/29	775	765,939
4.25%, 10/04/31	775	763,010
4.50%, 10/04/34	804	777,768
Amdocs Ltd., 2.54%, 06/15/30	400	361,024
Booz Allen Hamilton, Inc.(a)
5.95%, 08/04/33	330	341,018
5.95%, 04/15/35	325	332,373
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	413	385,490
2.60%, 05/01/31	681	603,382
CGI, Inc.
1.45%, 09/14/26	329	317,817
4.95%, 03/14/30(d)	225	227,754
2.30%, 09/14/31	213	184,399
DXC Technology Co.
1.80%, 09/15/26	384	371,661
2.38%, 09/15/28(a)	329	305,944
Fidelity National Information Services, Inc.
1.65%, 03/01/28	462	430,778
3.75%, 05/21/29	234	227,103
2.25%, 03/01/31(a)	388	339,105
5.10%, 07/15/32	628	636,475
Fiserv, Inc.
5.15%, 03/15/27	599	604,726
2.25%, 06/01/27	599	575,980
5.45%, 03/02/28	664	678,528
5.38%, 08/21/28	594	608,106
4.20%, 10/01/28	629	622,776
3.50%, 07/01/29	1,542	1,479,177
4.75%, 03/15/30	325	325,624
2.65%, 06/01/30	499	454,939
5.35%, 03/15/31	275	282,657
5.60%, 03/02/33(a)	630	648,166
5.63%, 08/21/33	724	745,622
5.45%, 03/15/34	525	532,182
5.15%, 08/12/34	585	580,949
Fortinet, Inc., 2.20%, 03/15/31	183	160,850
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	250	257,967
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	400	401,134
4.60%, 02/05/29	400	402,727
4.75%, 02/05/31	200	201,281
4.90%, 02/05/34(a)	600	596,425
International Business Machines Corp.
3.30%, 01/27/27	655	645,331
2.20%, 02/09/27	200	193,728
1.70%, 05/15/27	381	364,064
4.15%, 07/27/27	400	399,537
6.22%, 08/01/27(a)	250	259,117
4.50%, 02/06/28	600	602,663
4.65%, 02/10/28	700	705,334
3.50%, 05/15/29	1,919	1,859,676
4.80%, 02/10/30	800	810,838
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
1.95%, 05/15/30(a)	$759	$ 675,483
2.72%, 02/09/32(a)	250	222,247
5.00%, 02/10/32	500	508,019
4.40%, 07/27/32	450	441,673
5.88%, 11/29/32	214	229,163
4.75%, 02/06/33(a)	500	499,954
5.20%, 02/10/35(a)	500	505,071
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	290,551
2.70%, 10/15/28	200	188,364
3.15%, 10/15/31	370	331,461
6.35%, 02/20/34(a)	260	274,335
Leidos, Inc.
4.38%, 05/15/30	500	491,049
2.30%, 02/15/31	620	543,053
5.40%, 03/15/32	320	326,190
5.75%, 03/15/33	350	363,466
5.50%, 03/15/35	350	352,819
Paychex, Inc.
5.10%, 04/15/30	808	825,455
5.35%, 04/15/32	900	922,051
5.60%, 04/15/35	735	755,752
		32,839,678
Leisure Products — 0.1%
Brunswick Corp., 4.40%, 09/15/32(a)	265	247,511
Brunswick Corp./DE
5.85%, 03/18/29(a)	250	256,993
2.40%, 08/18/31	344	293,667
Hasbro, Inc.
3.55%, 11/19/26	369	363,987
3.50%, 09/15/27	163	159,552
3.90%, 11/19/29	503	484,831
6.05%, 05/14/34	275	284,302
Polaris, Inc., 6.95%, 03/15/29(a)	254	267,770
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	450	438,154
		2,796,767
Machinery — 1.3%
AGCO Corp.
5.45%, 03/21/27	300	302,787
5.80%, 03/21/34(a)	400	407,708
Caterpillar Financial Services Corp.
1.15%, 09/14/26	339	327,652
4.45%, 10/16/26	501	502,318
4.50%, 01/07/27	175	175,719
1.70%, 01/08/27(a)	313	302,149
4.50%, 01/08/27	200	200,703
5.00%, 05/14/27(a)	199	201,689
3.60%, 08/12/27	400	395,363
1.10%, 09/14/27(a)	400	375,828
4.40%, 10/15/27	550	552,611
4.60%, 11/15/27	634	639,490
4.40%, 03/03/28	225	225,991
4.85%, 02/27/29	390	397,274
4.38%, 08/16/29(a)	450	451,905
4.70%, 11/15/29	675	685,069
4.80%, 01/08/30	175	178,293
Caterpillar, Inc.
2.60%, 09/19/29	298	279,258
2.60%, 04/09/30	499	462,566
1.90%, 03/12/31	339	298,354

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Caterpillar, Inc. (continued)
5.20%, 05/15/35	$1,025	$ 1,044,567
CNH Industrial Capital LLC
4.50%, 10/08/27	343	342,372
4.75%, 03/21/28	205	205,875
4.55%, 04/10/28	600	600,956
5.50%, 01/12/29	200	205,786
5.10%, 04/20/29	275	279,650
CNH Industrial NV, 3.85%, 11/15/27	350	345,719
Deere & Co.
5.38%, 10/16/29	308	320,802
3.10%, 04/15/30	513	485,614
5.45%, 01/16/35	961	997,082
Dover Corp., 2.95%, 11/04/29	110	103,379
Flowserve Corp.
3.50%, 10/01/30	250	235,105
2.80%, 01/15/32	280	244,479
IDEX Corp.
4.95%, 09/01/29	250	252,778
3.00%, 05/01/30	400	371,514
2.63%, 06/15/31(a)	399	355,771
Ingersoll Rand, Inc.
5.20%, 06/15/27	586	593,596
5.40%, 08/14/28(a)	374	383,628
5.18%, 06/15/29	461	472,166
5.31%, 06/15/31	374	385,298
5.70%, 08/14/33	390	407,424
5.45%, 06/15/34(a)	627	643,577
John Deere Capital Corp.
5.15%, 09/08/26	450	454,194
2.25%, 09/14/26	413	403,737
1.30%, 10/13/26(a)	425	410,493
4.50%, 01/08/27	812	815,109
1.70%, 01/11/27(a)	193	186,161
4.85%, 03/05/27	125	126,240
2.35%, 03/08/27	307	298,045
1.75%, 03/09/27	341	327,965
4.90%, 06/11/27	400	405,245
4.20%, 07/15/27	146	146,086
2.80%, 09/08/27	307	298,430
4.15%, 09/15/27(a)	950	948,735
3.05%, 01/06/28	125	121,778
4.65%, 01/07/28	225	227,548
4.75%, 01/20/28	600	607,470
4.90%, 03/03/28	150	152,467
1.50%, 03/06/28	163	152,144
4.95%, 07/14/28	1,128	1,153,571
4.50%, 01/16/29(a)	506	509,538
3.45%, 03/07/29	369	359,430
3.35%, 04/18/29	179	173,380
4.85%, 06/11/29	565	575,949
2.80%, 07/18/29	520	491,348
4.85%, 10/11/29(a)	500	511,650
2.45%, 01/09/30	225	207,913
4.70%, 06/10/30	615	623,115
4.38%, 10/15/30	300	298,877
1.45%, 01/15/31	145	124,921
4.90%, 03/07/31	580	590,905
2.00%, 06/17/31	259	226,429
4.40%, 09/08/31	668	664,193
3.90%, 06/07/32	341	327,798
4.35%, 09/15/32	450	443,541
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp. (continued)
5.10%, 04/11/34	$625	$ 636,029
5.05%, 06/12/34	600	608,391
Series I, 4.25%, 06/05/28	425	425,672
Series I, 4.55%, 06/05/30	425	427,278
Series I, 5.15%, 09/08/33	679	698,011
Kennametal, Inc.
4.63%, 06/15/28	200	199,976
2.80%, 03/01/31(a)	200	180,012
Nordson Corp.
5.60%, 09/15/28	85	87,432
4.50%, 12/15/29	375	373,072
5.80%, 09/15/33	275	290,359
nVent Finance SARL
4.55%, 04/15/28	254	252,434
2.75%, 11/15/31	120	104,587
5.65%, 05/15/33	274	279,699
Oshkosh Corp., 3.10%, 03/01/30	50	46,693
Otis Worldwide Corp.
2.29%, 04/05/27	340	328,482
5.25%, 08/16/28	410	419,323
2.57%, 02/15/30	977	898,685
5.13%, 11/19/31	437	446,592
Regal Rexnord Corp.
6.05%, 04/15/28	800	823,049
6.30%, 02/15/30	700	733,007
6.40%, 04/15/33	900	952,354
Rockwell Automation, Inc.
3.50%, 03/01/29(a)	288	279,918
1.75%, 08/15/31	159	136,353
Stanley Black & Decker, Inc.
6.00%, 03/06/28	244	252,632
4.25%, 11/15/28	179	177,822
2.30%, 03/15/30	579	517,355
3.00%, 05/15/32(a)	258	228,349
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	400	394,333
4.70%, 09/15/28	871	875,562
4.90%, 05/29/30	300	303,304
5.61%, 03/11/34	412	425,890
5.50%, 05/29/35	300	305,541
Xylem, Inc./New York(a)
3.25%, 11/01/26	300	295,345
1.95%, 01/30/28	250	236,426
2.25%, 01/30/31	350	308,738
		43,952,975
Marine Transportation — 0.0%
Kirby Corp., 4.20%, 03/01/28	250	247,166
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	555	563,215
3.75%, 02/15/28	599	585,727
4.20%, 03/15/28	810	801,106
2.25%, 01/15/29	849	779,816
5.05%, 03/30/29	829	833,581
6.10%, 06/01/29	954	994,689
2.80%, 04/01/31	1,037	919,121
2.30%, 02/01/32	647	542,900
4.40%, 04/01/33	650	605,281
6.65%, 02/01/34	550	582,440
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
6.55%, 06/01/34(a)	$954	$ 1,005,919
Comcast Corp.
2.35%, 01/15/27	752	730,526
3.30%, 02/01/27	829	816,578
3.30%, 04/01/27	309	303,847
5.35%, 11/15/27	425	434,173
3.15%, 02/15/28	1,036	1,007,261
3.55%, 05/01/28	829	811,895
4.15%, 10/15/28	2,451	2,436,220
4.55%, 01/15/29	440	442,896
5.10%, 06/01/29	100	102,576
2.65%, 02/01/30	1,210	1,119,598
3.40%, 04/01/30	936	894,347
4.25%, 10/15/30	1,005	994,382
1.95%, 01/15/31	905	790,420
1.50%, 02/15/31(a)	1,300	1,105,714
4.95%, 05/15/32	400	404,673
5.50%, 11/15/32(a)	650	678,189
4.25%, 01/15/33	1,050	1,010,092
4.65%, 02/15/33	590	583,416
7.05%, 03/15/33	400	454,529
4.80%, 05/15/33	440	436,860
5.30%, 06/01/34(a)	732	747,481
4.20%, 08/15/34(a)	888	834,793
5.30%, 05/15/35(a)	500	505,957
5.65%, 06/15/35	520	540,298
FactSet Research Systems, Inc.
2.90%, 03/01/27	140	136,711
3.45%, 03/01/32	230	209,646
Fox Corp.
4.71%, 01/25/29	1,027	1,032,237
3.50%, 04/08/30	350	334,323
6.50%, 10/13/33	800	863,625
Grupo Televisa SAB, 8.50%, 03/11/32(a)	150	167,925
Paramount Global
2.90%, 01/15/27	210	204,363
3.38%, 02/15/28	413	399,176
3.70%, 06/01/28	413	400,267
4.20%, 06/01/29	250	243,321
7.88%, 07/30/30	350	389,922
4.95%, 01/15/31	673	655,998
4.20%, 05/19/32	600	548,422
5.50%, 05/15/33	300	292,703
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	450	520,565
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	632	619,244
7.00%, 03/01/32	250	283,701
Walt Disney Co.
3.38%, 11/15/26	143	141,475
3.70%, 03/23/27	250	248,318
2.20%, 01/13/28	529	505,295
2.00%, 09/01/29	1,475	1,349,577
3.80%, 03/22/30	829	810,962
2.65%, 01/13/31(a)	1,686	1,545,599
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (continued)
6.55%, 03/15/33	$252	$ 282,572
6.20%, 12/15/34	488	542,208
		39,128,671
Metals & Mining — 0.8%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	430,307
3.75%, 10/01/30	478	449,664
ArcelorMittal SA
6.55%, 11/29/27	700	727,576
4.25%, 07/16/29	225	222,191
6.80%, 11/29/32(a)	666	730,140
6.00%, 06/17/34(a)	300	314,139
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	600	605,634
4.75%, 02/28/28	686	693,396
5.10%, 09/08/28	104	106,318
5.00%, 02/21/30	630	644,887
5.25%, 09/08/30	600	620,190
5.13%, 02/21/32	550	562,883
4.90%, 02/28/33	465	467,467
5.25%, 09/08/33	814	833,899
5.30%, 02/21/35	750	766,161
Freeport-McMoRan, Inc.
5.00%, 09/01/27	329	328,982
4.13%, 03/01/28(a)	335	329,883
4.38%, 08/01/28	329	325,811
5.25%, 09/01/29(a)	329	332,413
4.25%, 03/01/30	329	322,092
4.63%, 08/01/30	398	394,512
5.40%, 11/14/34	500	505,114
Gerdau Trade, Inc., 5.75%, 06/09/35	350	352,744
Kinross Gold Corp.
4.50%, 07/15/27	256	255,609
6.25%, 07/15/33(a)	270	288,204
Newmont Corp.
2.80%, 10/01/29	511	481,126
2.25%, 10/01/30	531	480,335
2.60%, 07/15/32(a)	550	487,203
5.88%, 04/01/35	364	386,484
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	358	339,451
5.35%, 03/15/34	634	648,566
Nucor Corp.
4.30%, 05/23/27	366	365,691
3.95%, 05/01/28	179	177,269
2.70%, 06/01/30(a)	379	348,667
4.65%, 06/01/30	325	326,933
3.13%, 04/01/32	409	371,215
5.10%, 06/01/35	325	325,508
Reliance, Inc., 2.15%, 08/15/30	350	309,691
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	333,749
6.13%, 12/15/33	501	540,853
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	623	671,014
Rio Tinto Finance USA PLC
4.38%, 03/12/27	260	260,687
4.50%, 03/14/28	525	527,212
4.88%, 03/14/30	1,292	1,311,393

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Rio Tinto Finance USA PLC (continued)
5.00%, 03/14/32	$891	$ 904,662
5.00%, 03/09/33(a)	344	348,510
5.25%, 03/14/35	1,195	1,212,355
Steel Dynamics, Inc.
5.00%, 12/15/26(a)	161	161,087
1.65%, 10/15/27	413	388,673
3.45%, 04/15/30	350	332,282
3.25%, 01/15/31	213	197,914
5.38%, 08/15/34(a)	300	303,945
5.25%, 05/15/35	400	399,844
Timken Co.
4.50%, 12/15/28	229	228,620
4.13%, 04/01/32(a)	225	211,391
Vale Overseas Ltd.
3.75%, 07/08/30	1,029	969,389
6.13%, 06/12/33(a)	950	992,658
Yamana Gold, Inc., 2.63%, 08/15/31	250	218,452
		27,173,045
Multi-Utilities — 0.6%
Atmos Energy Corp.
3.00%, 06/15/27(a)	450	439,960
2.63%, 09/15/29	396	369,674
1.50%, 01/15/31	429	366,141
5.45%, 10/15/32	200	208,181
5.90%, 11/15/33(a)	400	427,817
5.20%, 08/15/35	235	236,471
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	515	526,405
4.00%, 04/01/28	400	395,662
1.75%, 10/01/30	359	312,588
4.40%, 07/01/32	200	194,609
5.40%, 07/01/34	340	345,419
National Fuel Gas Co.
5.50%, 10/01/26	140	141,098
3.95%, 09/15/27	252	247,145
4.75%, 09/01/28	252	251,013
5.50%, 03/15/30	490	502,591
2.95%, 03/01/31	413	368,211
5.95%, 03/15/35	160	163,632
NiSource, Inc.
3.49%, 05/15/27	853	838,534
5.25%, 03/30/28	821	837,738
5.20%, 07/01/29	300	307,089
2.95%, 09/01/29	529	498,498
3.60%, 05/01/30	650	623,242
1.70%, 02/15/31	566	482,998
5.40%, 06/30/33	310	316,517
5.35%, 04/01/34(a)	725	736,009
5.35%, 07/15/35	800	803,053
ONE Gas, Inc.
5.10%, 04/01/29	367	375,510
2.00%, 05/15/30(a)	200	178,797
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	500	482,591
2.50%, 03/15/31	413	366,765
5.40%, 06/15/33	160	163,539
5.10%, 02/15/35	250	250,519
Southern California Gas Co.
2.95%, 04/15/27	530	517,638
5.20%, 06/01/33(a)	370	375,241
Security	Par (000)	Value
Multi-Utilities (continued)
Southern California Gas Co. (continued)
5.05%, 09/01/34	$1,175	$ 1,175,939
5.45%, 06/15/35	1,075	1,096,205
Series XX, 2.55%, 02/01/30(a)	429	393,798
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	350	355,199
5.75%, 09/15/33	300	313,594
4.95%, 09/15/34	275	272,184
Series 2020-A, 1.75%, 01/15/31	273	234,043
Southwest Gas Corp.
5.80%, 12/01/27	300	308,054
5.45%, 03/23/28	265	270,936
3.70%, 04/01/28	100	97,750
2.20%, 06/15/30	229	205,045
4.05%, 03/15/32	225	213,041
Spire Missouri, Inc.
4.80%, 02/15/33	250	248,453
Series 2034, 5.15%, 08/15/34(a)	250	253,673
		19,088,809
Office REITs — 0.3%
Boston Properties LP
2.75%, 10/01/26	450	440,167
6.75%, 12/01/27	256	267,611
4.50%, 12/01/28	629	622,972
3.40%, 06/21/29(a)	503	476,830
2.90%, 03/15/30	397	364,539
3.25%, 01/30/31(a)	829	760,458
2.55%, 04/01/32	569	481,975
2.45%, 10/01/33	607	487,047
6.50%, 01/15/34(a)	587	628,188
5.75%, 01/15/35(a)	400	402,236
COPT Defense Properties LP
2.00%, 01/15/29(a)	130	118,752
2.75%, 04/15/31	429	379,837
2.90%, 12/01/33	250	207,126
Cousins Properties LP
5.25%, 07/15/30	200	203,367
5.38%, 02/15/32	185	186,606
5.88%, 10/01/34	300	308,739
Highwoods Realty LP
4.13%, 03/15/28	163	159,444
3.05%, 02/15/30	413	376,679
2.60%, 02/01/31	256	221,122
7.65%, 02/01/34(a)	200	225,318
Kilroy Realty LP
4.75%, 12/15/28	300	296,996
4.25%, 08/15/29	260	250,867
3.05%, 02/15/30(a)	329	297,453
2.50%, 11/15/32	234	188,683
2.65%, 11/15/33	300	237,563
Piedmont Operating Partnership LP
9.25%, 07/20/28	306	337,417
6.88%, 07/15/29	150	156,919
3.15%, 08/15/30	413	367,737
		9,452,648
Oil, Gas & Consumable Fuels — 5.2%
APA Corp.(d)
4.25%, 01/15/30	296	283,087
6.10%, 02/15/35	175	171,800
Boardwalk Pipelines LP
4.45%, 07/15/27	189	188,414
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Boardwalk Pipelines LP (continued)
4.80%, 05/03/29	$313	$ 315,778
3.40%, 02/15/31	350	323,166
3.60%, 09/01/32	400	362,317
5.63%, 08/01/34	300	304,580
BP Capital Markets America, Inc.
3.02%, 01/16/27	373	366,457
3.54%, 04/06/27	179	176,770
3.59%, 04/14/27	456	450,839
5.02%, 11/17/27	530	537,864
3.94%, 09/21/28	630	622,577
4.23%, 11/06/28	1,261	1,256,768
4.70%, 04/10/29	600	606,871
4.97%, 10/17/29	500	510,467
4.87%, 11/25/29	475	483,548
3.63%, 04/06/30	829	802,198
1.75%, 08/10/30	625	548,665
2.72%, 01/12/32	1,263	1,124,653
4.81%, 02/13/33	1,450	1,446,050
4.89%, 09/11/33(a)	761	759,591
4.99%, 04/10/34	650	653,422
5.23%, 11/17/34	1,325	1,340,684
BP Capital Markets PLC
3.28%, 09/19/27	1,113	1,091,221
3.72%, 11/28/28	504	494,189
Burlington Resources LLC, 7.20%, 08/15/31	250	282,975
Canadian Natural Resources Ltd.
3.85%, 06/01/27	825	815,135
5.00%, 12/15/29(d)	623	627,124
2.95%, 07/15/30	413	379,116
7.20%, 01/15/32	250	274,965
6.45%, 06/30/33	259	274,779
5.40%, 12/15/34(d)	323	321,642
5.85%, 02/01/35	268	272,415
Cenovus Energy, Inc.(a)
4.25%, 04/15/27	280	278,260
2.65%, 01/15/32	320	276,843
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	905	911,615
3.70%, 11/15/29	563	541,487
Cheniere Energy Partners LP
4.50%, 10/01/29	840	831,152
4.00%, 03/01/31	700	668,801
3.25%, 01/31/32	726	652,945
5.95%, 06/30/33	930	970,569
5.75%, 08/15/34	752	770,731
5.55%, 10/30/35(d)	80	80,406
Cheniere Energy, Inc.
4.63%, 10/15/28	598	595,031
5.65%, 04/15/34	912	926,860
Chevron Corp.
2.00%, 05/11/27	798	769,559
2.24%, 05/11/30	697	634,055
Chevron USA, Inc.
4.41%, 02/26/27	524	526,176
1.02%, 08/12/27	441	415,049
3.85%, 01/15/28	501	498,307
4.48%, 02/26/28	450	453,410
3.25%, 10/15/29	350	336,736
4.69%, 04/15/30	750	760,905
4.82%, 04/15/32	450	456,926
4.98%, 04/15/35	450	453,442
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	710	710,572
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips, 5.90%, 10/15/32	$250	$ 268,571
ConocoPhillips Co.
6.95%, 04/15/29	372	405,365
4.70%, 01/15/30	625	632,102
4.85%, 01/15/32	450	453,016
5.05%, 09/15/33(a)	622	631,119
5.00%, 01/15/35	875	869,494
Continental Resources, Inc., 4.38%, 01/15/28	579	569,796
Coterra Energy, Inc.
3.90%, 05/15/27	300	296,339
4.38%, 03/15/29	279	275,609
5.60%, 03/15/34	275	276,374
5.40%, 02/15/35	576	568,000
DCP Midstream Operating LP
5.63%, 07/15/27	200	203,575
5.13%, 05/15/29	502	508,779
8.13%, 08/16/30	300	345,731
3.25%, 02/15/32(a)	160	142,660
Devon Energy Corp.
5.25%, 10/15/27(a)	200	200,410
5.88%, 06/15/28	538	538,035
4.50%, 01/15/30	288	285,321
7.88%, 09/30/31	350	401,008
7.95%, 04/15/32	284	327,308
5.20%, 09/15/34(a)	750	728,223
Diamondback Energy, Inc.
3.25%, 12/01/26	500	491,875
5.20%, 04/18/27	418	422,394
3.50%, 12/01/29	829	791,303
5.15%, 01/30/30	318	323,824
3.13%, 03/24/31	470	429,928
6.25%, 03/15/33	720	765,750
5.40%, 04/18/34	790	792,509
5.55%, 04/01/35	575	578,993
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	425	441,079
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	168,653
Enbridge, Inc.
1.60%, 10/04/26	381	368,135
5.90%, 11/15/26	405	411,196
4.25%, 12/01/26	429	427,450
5.25%, 04/05/27	225	227,696
3.70%, 07/15/27	429	422,582
4.60%, 06/20/28	175	175,673
6.00%, 11/15/28	570	596,285
5.30%, 04/05/29	480	490,799
3.13%, 11/15/29	760	716,676
4.90%, 06/20/30(a)	280	282,387
6.20%, 11/15/30	571	608,445
5.70%, 03/08/33	1,570	1,626,838
2.50%, 08/01/33	760	632,553
5.63%, 04/05/34	1,485	1,521,175
5.55%, 06/20/35	450	454,342
Energy Transfer LP
6.05%, 12/01/26	531	540,339
4.40%, 03/15/27	500	498,573
4.20%, 04/15/27	507	503,862
5.50%, 06/01/27	650	659,240
4.00%, 10/01/27	300	296,968
5.55%, 02/15/28(a)	562	575,989
4.95%, 05/15/28	675	682,354
4.95%, 06/15/28	531	536,569
6.10%, 12/01/28	90	94,135

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.25%, 04/15/29	$643	$ 655,831
5.25%, 07/01/29(a)	580	592,963
4.15%, 09/15/29	416	407,751
5.20%, 04/01/30	484	493,423
3.75%, 05/15/30(a)	1,079	1,033,706
6.40%, 12/01/30	561	601,719
5.75%, 02/15/33	976	1,010,614
6.55%, 12/01/33	830	895,759
5.55%, 05/15/34	850	857,068
5.60%, 09/01/34	800	809,829
4.90%, 03/15/35	400	382,431
5.70%, 04/01/35	750	760,786
Eni USA, Inc., 7.30%, 11/15/27	301	318,553
Enterprise Products Operating LLC
4.60%, 01/11/27	808	810,822
3.95%, 02/15/27(a)	209	207,756
4.30%, 06/20/28	450	449,478
4.15%, 10/16/28	879	874,327
3.13%, 07/31/29	410	390,874
2.80%, 01/31/30	868	810,192
4.60%, 01/15/31	900	899,183
5.35%, 01/31/33	600	619,500
4.85%, 01/31/34	708	701,771
4.95%, 02/15/35(a)	871	863,279
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)(b)	250	246,957
Series D, 6.88%, 03/01/33	400	446,509
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	620	613,155
EOG Resources, Inc.
4.40%, 07/15/28	525	526,486
4.38%, 04/15/30	535	532,693
5.00%, 07/15/32	575	579,084
3.90%, 04/01/35	320	290,813
EQT Corp.
3.90%, 10/01/27	660	650,724
5.70%, 04/01/28	313	321,913
4.50%, 01/15/29(d)	480	474,460
5.00%, 01/15/29	230	231,403
7.00%, 02/01/30	571	617,120
7.50%, 06/01/30(d)	300	328,664
4.75%, 01/15/31(d)	700	689,430
5.75%, 02/01/34(a)	475	488,546
Equinor ASA
4.25%, 06/02/28	675	675,603
3.63%, 09/10/28	600	589,076
3.13%, 04/06/30	829	785,141
2.38%, 05/22/30(a)	479	438,315
4.50%, 09/03/30	200	200,588
5.13%, 06/03/35	575	581,493
Expand Energy Corp.
5.38%, 02/01/29	396	396,500
5.38%, 03/15/30	800	801,265
4.75%, 02/01/32	670	650,745
5.70%, 01/15/35(a)	510	516,303
Exxon Mobil Corp.
2.28%, 08/16/26	813	797,551
3.29%, 03/19/27	660	652,142
2.44%, 08/16/29(a)	559	525,250
3.48%, 03/19/30	1,397	1,350,316
2.61%, 10/15/30	1,526	1,405,960
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Helmerich & Payne, Inc.(a)
4.65%, 12/01/27	$100	$ 98,953
4.85%, 12/01/29	200	193,239
2.90%, 09/29/31	350	295,123
5.50%, 12/01/34	370	341,284
Hess Corp.
4.30%, 04/01/27	657	656,537
7.88%, 10/01/29	150	169,634
7.30%, 08/15/31	383	437,820
7.13%, 03/15/33	450	516,381
HF Sinclair Corp.
5.00%, 02/01/28	292	291,488
4.50%, 10/01/30(a)	200	194,295
5.75%, 01/15/31(a)	335	342,750
6.25%, 01/15/35(a)	525	534,468
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	300	336,664
5.80%, 03/15/35	367	376,544
Kinder Morgan, Inc.
1.75%, 11/15/26	215	207,595
4.30%, 03/01/28	837	834,492
5.00%, 02/01/29	410	415,307
5.10%, 08/01/29(a)	375	381,889
5.15%, 06/01/30	753	768,341
2.00%, 02/15/31	423	368,793
7.80%, 08/01/31	350	401,445
7.75%, 01/15/32	829	951,174
4.80%, 02/01/33	362	355,999
5.20%, 06/01/33	912	915,752
5.40%, 02/01/34	808	816,653
5.30%, 12/01/34	602	600,826
5.85%, 06/01/35	100	103,376
Marathon Petroleum Corp.
5.13%, 12/15/26	350	352,230
3.80%, 04/01/28	479	470,636
5.15%, 03/01/30	582	592,948
5.70%, 03/01/35	650	659,610
MPLX LP
4.13%, 03/01/27	829	823,592
4.25%, 12/01/27	409	406,233
4.00%, 03/15/28	829	817,769
4.80%, 02/15/29	500	503,157
2.65%, 08/15/30	935	847,032
4.95%, 09/01/32	456	450,288
5.00%, 03/01/33	605	595,771
5.50%, 06/01/34	1,050	1,051,989
5.40%, 04/01/35	711	703,012
Northwest Pipeline LLC, 4.00%, 04/01/27	368	364,663
Occidental Petroleum Corp.
8.50%, 07/15/27	356	374,194
5.00%, 08/01/27	325	326,729
6.38%, 09/01/28(a)	268	277,705
5.20%, 08/01/29	920	922,591
8.88%, 07/15/30(a)	600	684,896
6.63%, 09/01/30	754	795,808
6.13%, 01/01/31	532	550,659
7.50%, 05/01/31(a)	500	549,103
7.88%, 09/15/31	252	281,413
5.38%, 01/01/32	740	733,880
5.55%, 10/01/34(a)	780	764,753
ONEOK, Inc.
5.55%, 11/01/26	500	505,244
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
4.00%, 07/13/27	$250	$ 247,746
4.25%, 09/24/27	750	746,913
4.55%, 07/15/28	413	413,428
5.65%, 11/01/28	500	515,836
4.35%, 03/15/29	459	454,804
5.38%, 06/01/29(a)	270	275,627
3.40%, 09/01/29	489	465,822
4.40%, 10/15/29	372	368,247
3.10%, 03/15/30	300	280,156
3.25%, 06/01/30	225	210,328
5.80%, 11/01/30	425	443,401
6.35%, 01/15/31	495	527,485
4.75%, 10/15/31	608	602,241
6.10%, 11/15/32	620	654,968
6.05%, 09/01/33	700	734,482
5.65%, 09/01/34	350	354,562
5.05%, 11/01/34	1,100	1,069,115
Ovintiv, Inc.
5.65%, 05/15/28	450	461,166
8.13%, 09/15/30(a)	180	204,813
7.20%, 11/01/31	145	157,594
7.38%, 11/01/31	313	344,843
6.25%, 07/15/33	370	382,601
6.50%, 08/15/34	400	418,495
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	250	241,969
5.15%, 11/15/29(a)	300	296,715
7.15%, 10/01/33	300	310,317
Phillips 66
3.90%, 03/15/28	522	515,000
2.15%, 12/15/30	661	581,236
4.65%, 11/15/34	650	621,029
Phillips 66 Co.
3.55%, 10/01/26	413	408,778
4.95%, 12/01/27	420	424,419
3.75%, 03/01/28	252	247,577
3.15%, 12/15/29	405	382,862
5.25%, 06/15/31	520	533,655
5.30%, 06/30/33	555	561,404
4.95%, 03/15/35	464	450,018
Pioneer Natural Resources Co.
1.90%, 08/15/30	926	820,070
2.15%, 01/15/31	550	486,643
Plains All American Pipeline LP, 5.95%, 06/15/35	350	359,272
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	413	412,836
3.55%, 12/15/29	553	527,538
3.80%, 09/15/30	458	436,379
5.70%, 09/15/34	500	507,446
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	879	882,619
4.20%, 03/15/28	829	822,362
4.50%, 05/15/30	1,235	1,227,914
Shell Finance U.S., Inc.
2.38%, 11/07/29	729	674,637
2.75%, 04/06/30	997	929,230
4.13%, 05/11/35(a)	750	706,142
Shell International Finance BV
2.50%, 09/12/26	536	525,985
3.88%, 11/13/28	979	970,348
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
2.38%, 11/07/29	$250	$ 234,533
South Bow USA Infrastructure Holdings LLC(d)
4.91%, 09/01/27	479	480,593
5.03%, 10/01/29	680	679,696
5.58%, 10/01/34	820	809,478
Spectra Energy Partners LP, 3.38%, 10/15/26	329	324,235
Suncor Energy, Inc.
7.15%, 02/01/32(a)	200	221,646
5.95%, 12/01/34	384	396,101
Targa Resources Corp.
5.20%, 07/01/27	150	151,757
6.15%, 03/01/29	298	312,013
4.90%, 09/15/30	450	452,274
4.20%, 02/01/33(a)	374	349,804
6.13%, 03/15/33	256	269,047
6.50%, 03/30/34	452	485,260
5.50%, 02/15/35	700	699,029
5.55%, 08/15/35	625	625,991
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	425	424,487
6.88%, 01/15/29	329	336,175
5.50%, 03/01/30	396	402,196
4.88%, 02/01/31	684	676,564
4.00%, 01/15/32	584	544,343
TC PipeLines LP, 3.90%, 05/25/27	285	281,727
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	300	320,730
Texas Eastern Transmission LP, 7.00%, 07/15/32	256	282,779
TotalEnergies Capital International SA
3.46%, 02/19/29	877	855,864
2.83%, 01/10/30	876	827,481
TotalEnergies Capital SA
3.88%, 10/11/28	702	695,747
5.15%, 04/05/34(a)	750	767,418
4.72%, 09/10/34(a)	525	520,764
TransCanada PipeLines Ltd.
4.25%, 05/15/28	901	895,242
4.10%, 04/15/30	929	905,005
4.63%, 03/01/34(a)	804	767,824
5.60%, 03/31/34	200	202,196
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28(a)	220	217,304
3.25%, 05/15/30	450	423,274
Valero Energy Corp.
3.40%, 09/15/26(a)	280	276,376
2.15%, 09/15/27	277	263,780
4.35%, 06/01/28	498	496,656
4.00%, 04/01/29	290	284,511
5.15%, 02/15/30	470	478,471
2.80%, 12/01/31	179	159,729
7.50%, 04/15/32	545	623,478
Valero Energy Partners LP, 4.50%, 03/15/28	341	341,002
Viper Energy Partners LLC
4.90%, 08/01/30	120	119,599
5.70%, 08/01/35	195	193,875
Western Midstream Operating LP
4.50%, 03/01/28	200	198,507
4.75%, 08/15/28	200	199,321
6.35%, 01/15/29	260	271,509
4.05%, 02/01/30	756	726,355

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
6.15%, 04/01/33	$450	$ 469,133
5.45%, 11/15/34	570	558,835
Williams Cos., Inc.
3.75%, 06/15/27	818	806,522
5.30%, 08/15/28	600	614,387
4.90%, 03/15/29	682	689,219
4.80%, 11/15/29	125	125,978
4.63%, 06/30/30	380	378,543
3.50%, 11/15/30	629	592,389
2.60%, 03/15/31	803	717,157
8.75%, 03/15/32	300	360,415
4.65%, 08/15/32	600	588,010
5.65%, 03/15/33	400	414,015
5.15%, 03/15/34	802	798,727
5.60%, 03/15/35	734	750,126
5.30%, 09/30/35	450	447,572
Woodside Finance Ltd.
4.90%, 05/19/28	300	301,146
5.40%, 05/19/30	750	760,765
5.70%, 05/19/32	270	275,121
5.10%, 09/12/34	671	649,890
6.00%, 05/19/35	750	765,984
		178,372,668
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	195,965
Georgia-Pacific LLC
7.75%, 11/15/29(a)	254	286,540
8.88%, 05/15/31	219	264,768
Suzano Austria GmbH
2.50%, 09/15/28	250	231,880
6.00%, 01/15/29	1,128	1,158,207
5.00%, 01/15/30	900	895,787
3.75%, 01/15/31	609	566,368
3.13%, 01/15/32	600	526,977
Suzano International Finance BV, 5.50%, 01/17/27	429	433,873
		4,560,365
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	161	158,076
Series 2015-1, Class A, 3.38%, 11/01/28(a)	338	328,134
Series 2016-1, Class AA, 3.58%, 07/15/29	229	221,777
Series 2016-2, Class AA, 3.20%, 12/15/29	251	239,694
Series 2017-1, Class AA, 3.65%, 02/15/29	215	206,771
Series 2017-2, Class AA, 3.35%, 04/15/31(a)	404	382,862
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	458	419,758
Series 2021-1, Class A, 2.88%, 01/11/36(a)	84	73,912
Delta Air Lines 2020-1 Class AA Pass Through Trust, Class AA, 2.00%, 12/10/29(a)	203	192,362
Delta Air Lines, Inc.
4.38%, 04/19/28(a)	300	297,875
4.95%, 07/10/28	765	768,797
3.75%, 10/28/29(a)	300	287,434
5.25%, 07/10/30	538	543,388
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	353	329,067
Series 2019-1, Class AA, 2.75%, 11/15/33	186	162,198
Southwest Airlines Co.
5.13%, 06/15/27	1,227	1,235,176
2.63%, 02/10/30	359	326,522
Security	Par (000)	Value
Passenger Airlines (continued)
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	$238	$ 227,692
Series 2018-1, Class AA, 3.50%, 09/01/31(a)	184	173,495
Series 2019-1, Class AA, 4.15%, 02/25/33(a)	164	157,231
Series 2019-2, Class AA, 2.70%, 11/01/33	225	201,197
Series 2020-1, Class A, 5.88%, 04/15/29	549	558,667
		7,492,085
Personal Care Products — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	102	99,943
4.60%, 03/01/28	344	348,159
4.20%, 05/01/30	290	289,398
3.25%, 08/15/32	302	277,932
4.60%, 03/01/33	344	345,531
Estee Lauder Cos., Inc.
3.15%, 03/15/27	179	175,630
4.38%, 05/15/28(a)	360	360,071
2.38%, 12/01/29	411	378,264
2.60%, 04/15/30	413	379,264
1.95%, 03/15/31(a)	293	254,951
4.65%, 05/15/33(a)	450	443,994
5.00%, 02/14/34(a)	350	350,127
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,400	1,376,769
3.38%, 03/24/29	600	579,631
3.63%, 03/24/32	1,212	1,133,482
Kenvue, Inc.
5.05%, 03/22/28	515	525,421
5.00%, 03/22/30	660	676,215
4.85%, 05/22/32	450	453,416
4.90%, 03/22/33	720	727,708
Procter & Gamble Co.
2.45%, 11/03/26	450	440,396
1.90%, 02/01/27	500	484,109
2.80%, 03/25/27	330	323,086
2.85%, 08/11/27	413	403,123
3.95%, 01/26/28	250	249,665
4.35%, 01/29/29	275	277,190
4.15%, 10/24/29	200	200,145
3.00%, 03/25/30(a)	985	934,883
4.05%, 05/01/30	500	496,852
1.20%, 10/29/30	797	685,088
1.95%, 04/23/31	529	467,995
2.30%, 02/01/32(a)	280	249,884
4.05%, 01/26/33(a)	650	636,668
4.55%, 01/29/34	427	425,736
5.80%, 08/15/34(a)	275	297,230
4.55%, 10/24/34(a)	300	298,475
4.60%, 05/01/35(a)	500	496,936
Unilever Capital Corp.
2.90%, 05/05/27(a)	790	773,092
4.25%, 08/12/27(a)	585	585,865
3.50%, 03/22/28	600	590,027
4.88%, 09/08/28	400	407,413
2.13%, 09/06/29	555	509,999
1.38%, 09/14/30	427	370,631
1.75%, 08/12/31(a)	450	388,534
5.90%, 11/15/32	723	783,510
5.00%, 12/08/33	600	611,997
4.63%, 08/12/34	850	838,134
		22,402,569
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 3.4%
AbbVie, Inc.
2.95%, 11/21/26	$2,709	$ 2,661,579
4.80%, 03/15/27	1,624	1,634,920
4.65%, 03/15/28	1,000	1,008,936
4.25%, 11/14/28	1,181	1,181,720
4.80%, 03/15/29	1,176	1,194,478
3.20%, 11/21/29	3,658	3,487,955
4.88%, 03/15/30	400	408,095
4.95%, 03/15/31(a)	1,181	1,205,019
5.05%, 03/15/34	1,672	1,693,353
4.55%, 03/15/35	1,022	987,084
5.20%, 03/15/35	780	792,566
4.50%, 05/14/35	1,500	1,440,735
Astrazeneca Finance LLC
4.80%, 02/26/27	912	919,606
4.88%, 03/03/28	676	686,895
1.75%, 05/28/28	821	768,528
4.85%, 02/26/29	900	916,441
4.90%, 03/03/30	500	511,109
4.90%, 02/26/31	550	563,694
2.25%, 05/28/31	340	302,381
4.88%, 03/03/33	250	252,979
5.00%, 02/26/34	1,060	1,073,982
AstraZeneca PLC
3.13%, 06/12/27	113	110,846
4.00%, 01/17/29	607	601,175
1.38%, 08/06/30	911	788,110
Becton Dickinson & Co.
3.70%, 06/06/27	1,125	1,111,485
4.69%, 02/13/28	410	413,247
4.87%, 02/08/29	457	462,432
5.08%, 06/07/29	375	381,876
2.82%, 05/20/30	288	265,974
1.96%, 02/11/31	614	532,163
4.30%, 08/22/32	390	376,819
5.11%, 02/08/34	302	302,476
Bristol-Myers Squibb Co.
4.90%, 02/22/27	697	703,992
3.25%, 02/27/27	306	301,674
1.13%, 11/13/27(a)	702	656,755
3.45%, 11/15/27	330	325,130
3.90%, 02/20/28	829	822,575
4.90%, 02/22/29	1,075	1,095,411
3.40%, 07/26/29	1,421	1,371,010
1.45%, 11/13/30	740	637,936
5.75%, 02/01/31	500	530,489
5.10%, 02/22/31	697	717,410
2.95%, 03/15/32	1,225	1,107,695
5.90%, 11/15/33	598	638,726
5.20%, 02/22/34	1,511	1,542,753
Cardinal Health, Inc.
4.70%, 11/15/26	200	200,402
3.41%, 06/15/27	829	814,071
5.13%, 02/15/29	496	505,742
5.00%, 11/15/29	626	635,158
5.45%, 02/15/34	382	390,700
5.35%, 11/15/34	600	606,610
Cencora, Inc.
3.45%, 12/15/27	504	492,859
4.63%, 12/15/27	360	361,368
4.85%, 12/15/29	225	227,364
2.80%, 05/15/30	329	304,466
2.70%, 03/15/31	669	602,953
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc. (continued)
5.13%, 02/15/34	$300	$ 300,943
5.15%, 02/15/35(a)	385	385,676
CVS Health Corp.
3.00%, 08/15/26	522	513,343
3.63%, 04/01/27	457	450,377
6.25%, 06/01/27	254	261,424
1.30%, 08/21/27(a)	1,335	1,249,694
4.30%, 03/25/28	3,177	3,155,014
5.00%, 01/30/29	440	445,986
5.40%, 06/01/29(a)	750	769,613
3.25%, 08/15/29	1,147	1,086,826
5.13%, 02/21/30	1,084	1,101,843
3.75%, 04/01/30	583	559,167
1.75%, 08/21/30	684	591,181
5.25%, 01/30/31	335	341,012
1.88%, 02/28/31	723	617,502
5.55%, 06/01/31	750	776,146
2.13%, 09/15/31	683	582,273
5.25%, 02/21/33	950	951,923
5.30%, 06/01/33	820	824,767
5.70%, 06/01/34	750	768,145
4.88%, 07/20/35	400	381,866
Eli Lilly & Co.
4.50%, 02/09/27	840	844,298
5.50%, 03/15/27	264	269,578
3.10%, 05/15/27	228	224,045
4.15%, 08/14/27	400	400,373
4.55%, 02/12/28	475	479,640
4.50%, 02/09/29	704	710,728
3.38%, 03/15/29	729	710,133
4.20%, 08/14/29(a)	562	561,770
4.75%, 02/12/30	773	787,710
4.90%, 02/12/32	675	689,510
4.70%, 02/27/33	590	592,723
4.70%, 02/09/34	1,006	1,001,691
4.60%, 08/14/34	700	689,740
5.10%, 02/12/35(a)	879	893,839
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	250	250,614
3.38%, 06/01/29	629	608,638
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,225	1,214,863
4.50%, 04/15/30	580	581,399
5.38%, 04/15/34	383	396,549
4.88%, 04/15/35(a)	450	446,467
Johnson & Johnson
4.50%, 03/01/27	425	427,804
2.95%, 03/03/27	636	625,709
0.95%, 09/01/27	998	938,411
2.90%, 01/15/28	1,099	1,070,587
4.55%, 03/01/28(a)	295	298,876
4.80%, 06/01/29	600	613,824
4.70%, 03/01/30	525	535,657
1.30%, 09/01/30	864	749,174
4.90%, 06/01/31	800	823,768
4.85%, 03/01/32	625	639,161
4.95%, 05/15/33(a)	450	464,338
4.38%, 12/05/33	378	375,538
4.95%, 06/01/34	400	413,288
5.00%, 03/01/35	865	882,045
McKesson Corp.
1.30%, 08/15/26	387	374,777

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp. (continued)
3.95%, 02/16/28	$129	$ 127,724
4.90%, 07/15/28	310	314,930
4.25%, 09/15/29	225	224,060
4.65%, 05/30/30(a)	375	377,093
4.95%, 05/30/32	375	377,955
5.10%, 07/15/33	302	306,965
5.25%, 05/30/35	375	378,965
Merck & Co., Inc.
1.70%, 06/10/27	733	701,275
4.05%, 05/17/28(a)	100	99,881
1.90%, 12/10/28	695	645,249
3.40%, 03/07/29	1,218	1,182,691
4.30%, 05/17/30	400	399,895
1.45%, 06/24/30	793	690,891
2.15%, 12/10/31(a)	1,290	1,118,860
4.50%, 05/17/33(a)	902	894,235
6.50%, 12/01/33(a)	389	438,911
Mylan, Inc., 4.55%, 04/15/28	660	652,015
Novartis Capital Corp.
2.00%, 02/14/27	231	223,906
3.10%, 05/17/27	565	555,474
3.80%, 09/18/29(a)	635	626,830
2.20%, 08/14/30	1,159	1,050,363
4.00%, 09/18/31	475	465,308
4.20%, 09/18/34(a)	669	641,172
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	2,818	2,831,523
4.65%, 05/19/30	1,788	1,803,571
4.75%, 05/19/33	3,407	3,388,030
Pfizer, Inc.
3.00%, 12/15/26	1,262	1,241,552
3.60%, 09/15/28	359	353,553
3.45%, 03/15/29	1,218	1,188,394
2.63%, 04/01/30	829	767,744
1.70%, 05/28/30(a)	683	602,658
1.75%, 08/18/31(a)	629	540,838
Pharmacia LLC, 6.60%, 12/01/28	400	426,813
Sanofi SA, 3.63%, 06/19/28	713	703,386
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	1,052	1,037,134
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,278	1,295,423
2.05%, 03/31/30	1,454	1,299,250
5.30%, 07/05/34	700	708,129
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	1,000	996,611
Viatris, Inc.
2.30%, 06/22/27	415	394,927
2.70%, 06/22/30	843	747,426
Wyeth LLC, 6.50%, 02/01/34	500	555,027
Zoetis, Inc.
3.00%, 09/12/27	350	340,697
3.90%, 08/20/28	379	375,420
2.00%, 05/15/30	329	294,338
5.60%, 11/16/32	300	315,200
		117,036,185
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
5.50%, 04/01/29(a)	272	280,282
4.80%, 06/15/30	450	452,404
2.50%, 04/01/31	393	349,321
5.95%, 08/15/34	550	579,473
Security	Par (000)	Value
Real Estate Management & Development (continued)
CBRE Services, Inc. (continued)
5.50%, 06/15/35	$250	$ 252,523
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	80,146
		1,994,149
Residential REITs — 0.9%
American Homes 4 Rent LP
4.25%, 02/15/28	100	99,142
4.90%, 02/15/29	129	130,209
4.95%, 06/15/30(a)	432	434,832
2.38%, 07/15/31	200	173,616
3.63%, 04/15/32(a)	300	276,302
5.50%, 02/01/34	477	484,822
5.50%, 07/15/34	275	278,604
5.25%, 03/15/35(a)	391	387,917
AvalonBay Communities, Inc.
2.90%, 10/15/26	251	246,479
3.35%, 05/15/27	191	187,670
3.20%, 01/15/28	159	154,785
1.90%, 12/01/28	296	274,197
3.30%, 06/01/29	191	183,486
2.30%, 03/01/30(a)	450	409,014
2.45%, 01/15/31	507	454,330
2.05%, 01/15/32	425	365,010
5.00%, 02/15/33	225	226,815
5.30%, 12/07/33	150	153,601
5.35%, 06/01/34	360	368,488
5.00%, 08/01/35	135	133,067
Camden Property Trust
5.85%, 11/03/26	341	346,178
4.10%, 10/15/28	258	256,423
3.15%, 07/01/29	400	380,416
2.80%, 05/15/30	615	570,401
4.90%, 01/15/34	175	173,951
ERP Operating LP
2.85%, 11/01/26	381	373,673
3.25%, 08/01/27	334	326,867
3.50%, 03/01/28	341	333,976
4.15%, 12/01/28	305	303,459
3.00%, 07/01/29	455	431,821
2.50%, 02/15/30	333	305,896
1.85%, 08/01/31	229	197,065
4.95%, 06/15/32(a)	300	302,107
4.65%, 09/15/34	328	317,328
Essential Properties LP, 2.95%, 07/15/31	129	114,655
Essex Portfolio LP
3.63%, 05/01/27	222	218,842
1.70%, 03/01/28	210	195,570
4.00%, 03/01/29	179	175,523
3.00%, 01/15/30	384	358,448
1.65%, 01/15/31	254	214,537
2.55%, 06/15/31	210	185,320
2.65%, 03/15/32(a)	400	349,421
5.50%, 04/01/34	325	332,020
5.38%, 04/01/35	135	136,580
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	491	458,930
5.45%, 08/15/30	300	308,855
2.00%, 08/15/31	330	280,011
4.15%, 04/15/32	296	281,122
5.50%, 08/15/33	288	292,486
2.70%, 01/15/34	262	216,314
4.88%, 02/01/35	397	383,004
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
Mid-America Apartments LP
1.10%, 09/15/26	$198	$ 190,743
3.60%, 06/01/27	413	407,592
4.20%, 06/15/28(a)	296	294,592
3.95%, 03/15/29	413	406,417
2.75%, 03/15/30(a)	163	151,355
1.70%, 02/15/31	378	323,304
5.30%, 02/15/32	175	179,923
5.00%, 03/15/34	125	124,770
4.95%, 03/01/35	75	74,223
NNN REIT, Inc.
3.60%, 12/15/26	500	494,012
3.50%, 10/15/27	274	268,344
4.30%, 10/15/28	129	128,069
2.50%, 04/15/30	200	181,838
4.60%, 02/15/31	200	197,895
5.60%, 10/15/33	200	206,355
5.50%, 06/15/34	225	229,500
Realty Income Corp.
4.13%, 10/15/26	545	542,653
3.00%, 01/15/27(a)	503	493,352
3.95%, 08/15/27(a)	413	409,887
3.40%, 01/15/28	313	306,056
3.65%, 01/15/28	314	308,957
2.10%, 03/15/28	374	353,637
2.20%, 06/15/28	274	258,112
4.70%, 12/15/28	220	221,859
4.75%, 02/15/29	225	227,363
3.25%, 06/15/29	207	198,315
4.00%, 07/15/29(a)	350	344,106
3.10%, 12/15/29	413	390,591
3.40%, 01/15/30	413	395,020
4.85%, 03/15/30	250	253,491
3.25%, 01/15/31	554	517,295
3.20%, 02/15/31	350	324,802
2.70%, 02/15/32	292	257,481
5.63%, 10/13/32	300	313,255
2.85%, 12/15/32	525	460,969
1.80%, 03/15/33	300	242,409
4.90%, 07/15/33(a)	340	338,940
5.13%, 02/15/34	525	530,959
5.13%, 04/15/35	421	421,552
Store Capital LLC
4.50%, 03/15/28	300	296,088
5.40%, 04/30/30(d)	140	141,537
2.75%, 11/18/30(a)	250	221,937
2.70%, 12/01/31	201	171,049
Tanger Properties LP
3.13%, 09/01/26	266	260,805
3.88%, 07/15/27	79	77,701
2.75%, 09/01/31	200	175,164
UDR, Inc.
2.95%, 09/01/26	263	258,350
3.50%, 07/01/27	163	160,171
3.50%, 01/15/28(a)	252	246,343
4.40%, 01/26/29	129	128,719
3.20%, 01/15/30	413	390,978
3.00%, 08/15/31	213	193,325
2.10%, 08/01/32	274	228,315
1.90%, 03/15/33	294	235,390
Security	Par (000)	Value
Residential REITs (continued)
UDR, Inc. (continued)
2.10%, 06/15/33(a)	$300	$ 242,539
5.13%, 09/01/34	195	193,808
3.10%, 11/01/34	268	226,610
		30,362,407
Retail REITs — 0.2%
Simon Property Group LP
3.25%, 11/30/26	350	344,615
1.38%, 01/15/27	279	267,119
3.38%, 06/15/27	320	314,437
3.38%, 12/01/27	200	195,901
1.75%, 02/01/28	450	423,199
2.45%, 09/13/29	807	748,959
2.65%, 07/15/30	617	567,319
2.20%, 02/01/31(a)	412	363,861
2.25%, 01/15/32	579	498,961
2.65%, 02/01/32	479	422,363
5.50%, 03/08/33	300	312,363
6.25%, 01/15/34(a)	343	372,947
4.75%, 09/26/34	685	666,903
		5,498,947
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	300	301,041
3.92%, 06/01/32	354	341,102
Analog Devices, Inc.
3.50%, 12/05/26	620	613,420
3.45%, 06/15/27	242	238,676
4.25%, 06/15/28	450	449,825
1.70%, 10/01/28	450	415,690
4.50%, 06/15/30	425	425,715
2.10%, 10/01/31	550	479,665
4.25%, 10/01/32	256	252,131
5.05%, 04/01/34	300	305,406
Applied Materials, Inc.
3.30%, 04/01/27	829	816,901
4.80%, 06/15/29	483	491,952
1.75%, 06/01/30	423	375,025
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,782	1,767,169
3.50%, 01/15/28	413	404,105
Broadcom, Inc.
3.46%, 09/15/26	309	305,985
5.05%, 07/12/27	950	961,454
1.95%, 02/15/28(d)	598	563,581
4.15%, 02/15/28	480	477,304
4.80%, 04/15/28	1,000	1,010,935
4.11%, 09/15/28	700	693,921
4.00%, 04/15/29(d)	450	442,966
4.75%, 04/15/29	976	984,470
5.05%, 07/12/29	1,425	1,453,441
4.35%, 02/15/30	1,080	1,072,277
5.00%, 04/15/30	450	458,369
5.05%, 04/15/30	400	408,469
4.60%, 07/15/30	1,025	1,025,357
4.15%, 11/15/30	1,146	1,121,650
2.45%, 02/15/31(d)	1,825	1,628,399
5.15%, 11/15/31	685	700,673
4.15%, 04/15/32(d)	890	854,562
5.20%, 04/15/32	700	718,318

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
4.90%, 07/15/32	$1,000	$ 1,004,160
4.30%, 11/15/32	1,244	1,203,477
2.60%, 02/15/33(d)	1,098	939,306
3.42%, 04/15/33(d)	1,620	1,465,706
3.47%, 04/15/34(d)	1,872	1,664,050
4.80%, 10/15/34	980	961,215
5.20%, 07/15/35	1,500	1,507,138
4.55%, 02/15/32	580	572,411
Intel Corp.
3.75%, 03/25/27(a)	710	700,315
3.15%, 05/11/27	400	390,158
3.75%, 08/05/27	1,150	1,132,806
4.88%, 02/10/28	1,055	1,062,616
1.60%, 08/12/28	559	512,572
4.00%, 08/05/29	550	535,233
2.45%, 11/15/29	1,319	1,199,873
5.13%, 02/10/30	850	862,657
3.90%, 03/25/30	538	517,713
5.00%, 02/21/31	465	468,817
2.00%, 08/12/31	699	594,179
4.15%, 08/05/32	810	761,438
4.00%, 12/15/32(a)	500	464,054
5.20%, 02/10/33(a)	1,258	1,258,347
5.15%, 02/21/34(a)	505	499,595
KLA Corp.
4.10%, 03/15/29	413	410,565
4.65%, 07/15/32	440	440,567
4.70%, 02/01/34(a)	225	223,663
Lam Research Corp.
4.00%, 03/15/29(a)	450	445,892
1.90%, 06/15/30	551	490,301
Marvell Technology, Inc.
2.45%, 04/15/28(a)	429	407,558
4.88%, 06/22/28(a)	260	262,282
5.75%, 02/15/29	260	269,931
4.75%, 07/15/30	225	225,155
2.95%, 04/15/31	393	356,109
5.95%, 09/15/33	260	274,188
5.45%, 07/15/35(a)	525	529,474
Microchip Technology, Inc.
4.90%, 03/15/28	602	606,518
5.05%, 03/15/29	600	606,565
5.05%, 02/15/30	650	657,348
Micron Technology, Inc.
5.38%, 04/15/28	340	348,529
5.33%, 02/06/29	363	370,238
6.75%, 11/01/29	772	830,417
4.66%, 02/15/30	710	706,712
5.30%, 01/15/31	603	614,956
2.70%, 04/15/32	603	522,560
5.65%, 11/01/32	294	303,839
5.88%, 02/09/33	464	482,408
5.88%, 09/15/33	600	625,101
5.80%, 01/15/35	643	659,287
NVIDIA Corp.
3.20%, 09/16/26	829	819,762
1.55%, 06/15/28	974	909,192
2.85%, 04/01/30	994	939,000
2.00%, 06/15/31	773	682,036
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	400	411,963
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	$300	$ 293,121
4.40%, 06/01/27	400	399,219
4.30%, 06/18/29	641	634,154
3.40%, 05/01/30	489	462,584
2.50%, 05/11/31	661	583,475
2.65%, 02/15/32	462	402,959
5.00%, 01/15/33	612	610,135
Qorvo, Inc., 4.38%, 10/15/29(a)	554	537,352
QUALCOMM, Inc.
3.25%, 05/20/27(a)	1,163	1,145,292
1.30%, 05/20/28	526	487,907
2.15%, 05/20/30	774	701,308
4.50%, 05/20/30	300	301,457
1.65%, 05/20/32(a)	700	581,814
4.25%, 05/20/32	381	375,248
4.75%, 05/20/32(a)	300	302,304
5.40%, 05/20/33	500	524,377
4.65%, 05/20/35(a)	676	667,316
5.00%, 05/20/35	300	300,389
Skyworks Solutions, Inc., 3.00%, 06/01/31	223	196,664
Texas Instruments, Inc.
1.13%, 09/15/26	350	338,361
4.60%, 02/08/27	473	475,819
2.90%, 11/03/27	306	297,525
4.60%, 02/15/28	508	513,780
4.60%, 02/08/29	273	276,084
2.25%, 09/04/29	562	519,664
1.75%, 05/04/30	524	466,187
4.50%, 05/23/30	300	301,358
1.90%, 09/15/31	361	312,707
3.65%, 08/16/32	200	188,135
4.90%, 03/14/33	520	527,701
4.85%, 02/08/34(a)	247	249,450
5.10%, 05/23/35(a)	500	506,708
TSMC Arizona Corp.
1.75%, 10/25/26	650	628,605
3.88%, 04/22/27	500	495,658
4.13%, 04/22/29	250	248,144
2.50%, 10/25/31	1,010	904,882
4.25%, 04/22/32(a)	400	393,409
Xilinx, Inc., 2.38%, 06/01/30	428	390,998
		75,812,156
Software — 1.7%
Adobe, Inc.
2.15%, 02/01/27	598	580,840
4.85%, 04/04/27	180	182,058
4.75%, 01/17/28	420	425,946
4.80%, 04/04/29	609	621,422
4.95%, 01/17/30	400	410,902
2.30%, 02/01/30	494	453,418
4.95%, 04/04/34	609	617,943
5.30%, 01/17/35(a)	350	364,155
AppLovin Corp.
5.13%, 12/01/29	750	758,623
5.38%, 12/01/31	490	498,839
5.50%, 12/01/34	625	632,239
Atlassian Corp.
5.25%, 05/15/29	200	203,984
5.50%, 05/15/34	200	202,965
Autodesk, Inc.
3.50%, 06/15/27	209	205,715
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Autodesk, Inc. (continued)
2.85%, 01/15/30	$376	$ 350,686
2.40%, 12/15/31	637	555,419
5.30%, 06/15/35	220	222,888
Cadence Design Systems, Inc.
4.20%, 09/10/27	130	129,882
4.30%, 09/10/29	525	523,277
4.70%, 09/10/34	685	674,621
Concentrix Corp.
6.65%, 08/02/26	250	254,082
6.60%, 08/02/28(a)	500	523,601
6.85%, 08/02/33(a)	250	261,164
Electronic Arts, Inc., 1.85%, 02/15/31	463	400,785
Intuit, Inc.
5.25%, 09/15/26	600	605,578
1.35%, 07/15/27	281	266,397
5.13%, 09/15/28	450	461,742
1.65%, 07/15/30(a)	166	145,948
5.20%, 09/15/33	700	720,924
Microsoft Corp.
2.40%, 08/08/26	2,493	2,448,277
3.40%, 09/15/26	616	611,182
3.30%, 02/06/27(a)	2,458	2,430,676
3.40%, 06/15/27	129	128,011
1.35%, 09/15/30	247	216,091
3.50%, 02/12/35(a)	986	915,848
Oracle Corp.
2.80%, 04/01/27	1,407	1,368,807
3.25%, 11/15/27	1,620	1,576,797
2.30%, 03/25/28	1,238	1,171,977
4.50%, 05/06/28	130	130,311
4.80%, 08/03/28	1,100	1,111,741
4.20%, 09/27/29	975	963,564
6.15%, 11/09/29	949	1,006,217
2.95%, 04/01/30	2,056	1,913,047
4.65%, 05/06/30	430	431,501
3.25%, 05/15/30	387	364,626
2.88%, 03/25/31	2,023	1,833,931
5.25%, 02/03/32	660	673,998
6.25%, 11/09/32	1,208	1,299,920
4.90%, 02/06/33	930	926,756
4.30%, 07/08/34	1,200	1,126,750
4.70%, 09/27/34(a)	1,150	1,104,466
3.90%, 05/15/35	750	672,385
Roper Technologies, Inc.
3.80%, 12/15/26	413	409,275
1.40%, 09/15/27	579	544,364
4.20%, 09/15/28(a)	450	446,687
2.95%, 09/15/29	359	337,605
4.50%, 10/15/29	955	952,054
2.00%, 06/30/30	113	100,008
1.75%, 02/15/31	686	586,472
4.75%, 02/15/32	300	298,539
4.90%, 10/15/34	625	613,706
Salesforce, Inc.
3.70%, 04/11/28	1,009	998,880
1.50%, 07/15/28	784	728,928
1.95%, 07/15/31(a)	1,121	978,704
ServiceNow, Inc., 1.40%, 09/01/30	1,038	896,815
Synopsys, Inc.
4.55%, 04/01/27	760	760,972
4.65%, 04/01/28	695	699,814
Security	Par (000)	Value
Software (continued)
Synopsys, Inc. (continued)
4.85%, 04/01/30	$1,300	$ 1,314,690
5.00%, 04/01/32	1,000	1,009,447
5.15%, 04/01/35	1,485	1,489,367
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	305	301,240
4.95%, 03/28/28	350	354,541
5.40%, 06/12/29	150	154,168
4.00%, 04/14/32	269	254,675
5.60%, 06/12/34	150	154,756
VMware LLC
1.40%, 08/15/26	877	849,561
4.65%, 05/15/27	400	401,232
3.90%, 08/21/27	1,064	1,051,637
1.80%, 08/15/28	500	461,993
4.70%, 05/15/30	657	656,887
2.20%, 08/15/31	716	619,830
Workday, Inc.
3.50%, 04/01/27	639	628,894
3.70%, 04/01/29	543	529,165
3.80%, 04/01/32	821	771,012
		57,038,840
Specialized REITs — 0.3%
CubeSmart LP
3.13%, 09/01/26	256	251,732
2.25%, 12/15/28	469	435,655
4.38%, 02/15/29	252	249,399
3.00%, 02/15/30	193	179,328
2.00%, 02/15/31(a)	413	356,342
2.50%, 02/15/32	350	303,036
Extra Space Storage LP
3.88%, 12/15/27	174	171,257
5.70%, 04/01/28	582	598,235
3.90%, 04/01/29	286	279,794
4.00%, 06/15/29	129	126,455
5.50%, 07/01/30	556	574,926
2.20%, 10/15/30	227	200,865
5.90%, 01/15/31	374	393,122
2.55%, 06/01/31	355	313,989
2.40%, 10/15/31	355	307,120
2.35%, 03/15/32	363	308,899
5.40%, 02/01/34	295	298,225
5.35%, 01/15/35	175	175,478
5.40%, 06/15/35	325	325,022
Public Storage Operating Co.
1.50%, 11/09/26	531	512,403
3.09%, 09/15/27	166	161,988
1.85%, 05/01/28	374	350,234
1.95%, 11/09/28	442	410,463
5.13%, 01/15/29	405	415,403
3.39%, 05/01/29	366	353,787
4.38%, 07/01/30	300	298,174
2.30%, 05/01/31	475	420,487
2.25%, 11/09/31(a)	408	355,651
5.10%, 08/01/33(a)	460	469,688
5.00%, 07/01/35	240	237,277
		9,834,434
Specialty Retail — 0.3%
AutoZone, Inc.
3.75%, 06/01/27	400	395,433
4.50%, 02/01/28	240	240,740
6.25%, 11/01/28	200	210,912

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialty Retail (continued)
AutoZone, Inc. (continued)
3.75%, 04/18/29	$379	$ 369,389
5.10%, 07/15/29	300	306,656
4.00%, 04/15/30	560	545,647
5.13%, 06/15/30	325	332,152
1.65%, 01/15/31	300	256,204
4.75%, 08/01/32	410	406,906
4.75%, 02/01/33	350	344,871
5.20%, 08/01/33	160	161,423
6.55%, 11/01/33	300	330,420
5.40%, 07/15/34(a)	600	612,403
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(a)	329	295,396
Genuine Parts Co.
6.50%, 11/01/28	200	211,603
4.95%, 08/15/29	475	480,461
1.88%, 11/01/30	400	346,388
2.75%, 02/01/32	250	218,327
6.88%, 11/01/33	200	222,869
O’Reilly Automotive, Inc.
5.75%, 11/20/26	475	482,069
3.60%, 09/01/27	452	444,724
4.35%, 06/01/28	279	278,654
3.90%, 06/01/29	329	322,003
4.20%, 04/01/30	250	246,309
1.75%, 03/15/31(a)	362	309,556
4.70%, 06/15/32	400	397,027
5.00%, 08/19/34	250	247,484
Ross Stores, Inc., 1.88%, 04/15/31	379	324,621
Tractor Supply Co.
1.75%, 11/01/30	349	301,610
5.25%, 05/15/33	420	426,221
		10,068,478
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.
2.45%, 08/04/26	1,339	1,315,730
2.05%, 09/11/26	1,452	1,417,780
3.35%, 02/09/27	1,439	1,422,899
3.20%, 05/11/27	1,243	1,224,205
3.00%, 06/20/27	600	588,614
2.90%, 09/12/27	1,453	1,419,306
3.00%, 11/13/27	829	811,204
1.20%, 02/08/28	1,489	1,387,781
4.00%, 05/10/28	890	889,507
4.00%, 05/12/28	575	574,992
1.40%, 08/05/28	1,530	1,415,037
3.25%, 08/08/29	400	387,233
2.20%, 09/11/29	1,241	1,149,531
4.15%, 05/10/30	360	361,610
1.65%, 05/11/30	1,160	1,031,956
4.20%, 05/12/30	575	575,573
1.25%, 08/20/30	999	865,289
1.65%, 02/08/31	1,517	1,320,656
1.70%, 08/05/31	292	252,649
4.50%, 05/12/32	575	578,362
3.35%, 08/08/32	1,240	1,163,887
4.30%, 05/10/33	826	824,402
4.75%, 05/12/35(a)	575	579,000
Dell International LLC/EMC Corp.
4.90%, 10/01/26	1,025	1,028,262
6.10%, 07/15/27(a)	258	265,596
5.25%, 02/01/28	450	459,363
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp. (continued)
4.75%, 04/01/28	$559	$ 563,354
5.30%, 10/01/29	1,036	1,063,689
4.35%, 02/01/30	250	247,423
5.00%, 04/01/30	1,265	1,283,047
6.20%, 07/15/30	450	479,866
5.30%, 04/01/32	500	509,779
5.75%, 02/01/33(a)	594	622,298
5.40%, 04/15/34	600	611,469
4.85%, 02/01/35	500	483,036
5.50%, 04/01/35	500	505,927
Dell, Inc., 7.10%, 04/15/28(a)	329	350,858
Hewlett Packard Enterprise Co.
4.45%, 09/25/26	625	624,530
4.40%, 09/25/27	725	724,960
5.25%, 07/01/28	140	143,413
4.55%, 10/15/29	1,083	1,076,425
4.85%, 10/15/31	751	748,268
5.00%, 10/15/34	1,390	1,348,476
HP, Inc.
3.00%, 06/17/27	712	693,894
4.75%, 01/15/28(a)	522	526,707
4.00%, 04/15/29	704	688,864
5.40%, 04/25/30	200	205,580
3.40%, 06/17/30	310	291,234
2.65%, 06/17/31	529	467,912
4.20%, 04/15/32	477	455,107
5.50%, 01/15/33(a)	650	661,198
6.10%, 04/25/35	200	207,063
NetApp, Inc.
2.38%, 06/22/27(a)	400	384,403
2.70%, 06/22/30	400	363,599
5.50%, 03/17/32	325	333,674
5.70%, 03/17/35(a)	305	311,865
Teledyne FLIR LLC, 2.50%, 08/01/30(a)	226	204,321
Western Digital Corp.
2.85%, 02/01/29	226	210,258
3.10%, 02/01/32	145	128,621
		40,831,542
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.38%, 11/01/26	732	715,394
2.75%, 03/27/27	619	604,213
2.85%, 03/27/30	999	938,049
PVH Corp., 5.50%, 06/13/30	350	352,632
Ralph Lauren Corp.
2.95%, 06/15/30	350	326,293
5.00%, 06/15/32	270	273,413
Tapestry, Inc.
5.10%, 03/11/30	225	227,886
3.05%, 03/15/32(a)	200	178,130
5.50%, 03/11/35	453	454,941
		4,070,951
Tobacco — 0.9%
Altria Group, Inc.
2.63%, 09/16/26	209	204,659
4.88%, 02/04/28	320	322,914
6.20%, 11/01/28	231	242,478
4.80%, 02/14/29	1,337	1,346,739
3.40%, 05/06/30	625	591,181
2.45%, 02/04/32	1,019	877,100
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
6.88%, 11/01/33	$418	$ 465,073
5.63%, 02/06/35	351	356,908
BAT Capital Corp.
3.22%, 09/06/26	829	817,635
4.70%, 04/02/27	695	696,514
3.56%, 08/15/27	1,173	1,151,264
2.26%, 03/25/28	1,196	1,129,556
3.46%, 09/06/29	328	314,767
4.91%, 04/02/30	824	831,973
6.34%, 08/02/30(a)	600	642,476
5.83%, 02/20/31	456	477,769
2.73%, 03/25/31	723	648,986
4.74%, 03/16/32	542	536,398
5.35%, 08/15/32	650	663,197
7.75%, 10/19/32	340	391,630
6.42%, 08/02/33	822	891,388
6.00%, 02/20/34	485	510,351
BAT International Finance PLC
4.45%, 03/16/28	772	769,479
5.93%, 02/02/29	600	626,756
Philip Morris International, Inc.
4.75%, 02/12/27	300	301,754
3.13%, 08/17/27	579	565,212
4.38%, 11/01/27	400	400,332
5.13%, 11/17/27	1,040	1,055,982
4.88%, 02/15/28	1,086	1,099,266
3.13%, 03/02/28	250	242,678
4.13%, 04/28/28	390	387,393
5.25%, 09/07/28	477	488,893
4.88%, 02/13/29(a)	900	911,718
3.38%, 08/15/29	800	768,009
4.63%, 11/01/29	400	402,108
5.63%, 11/17/29	667	695,889
5.13%, 02/15/30	1,000	1,023,791
4.38%, 04/30/30	325	322,688
2.10%, 05/01/30	659	590,532
5.50%, 09/07/30	443	461,434
1.75%, 11/01/30	343	298,019
5.13%, 02/13/31	752	767,880
4.75%, 11/01/31	500	500,373
5.75%, 11/17/32	901	945,283
5.38%, 02/15/33	1,350	1,386,567
5.63%, 09/07/33	575	597,968
5.25%, 02/13/34	1,050	1,062,997
4.90%, 11/01/34(a)	400	394,606
4.88%, 04/30/35	460	450,684
		31,629,247
Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	348,394
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	377	323,904
FedEx Corp.
3.10%, 08/05/29	829	784,222
3.10%, 08/05/29(d)	394	371,330
4.25%, 05/15/30	563	557,475
2.40%, 05/15/31(a)	716	633,722
2.40%, 05/15/31(a)(d)	472	412,077
Ryder System, Inc.
1.75%, 09/01/26	404	391,951
2.90%, 12/01/26	161	157,324
Security	Par (000)	Value
Transportation Infrastructure (continued)
Ryder System, Inc. (continued)
2.85%, 03/01/27	$503	$ 489,950
5.30%, 03/15/27	145	146,624
4.30%, 06/15/27	110	109,682
5.65%, 03/01/28	200	205,955
5.25%, 06/01/28	400	408,750
6.30%, 12/01/28(a)	100	105,624
5.38%, 03/15/29	300	307,746
5.50%, 06/01/29	215	222,048
4.95%, 09/01/29	105	106,369
4.90%, 12/01/29	280	283,204
5.00%, 03/15/30	160	162,041
4.85%, 06/15/30(a)	250	251,466
6.60%, 12/01/33	370	407,048
United Parcel Service, Inc.
2.40%, 11/15/26	359	350,524
3.05%, 11/15/27	701	683,378
3.40%, 03/15/29	350	340,086
2.50%, 09/01/29	280	261,098
4.45%, 04/01/30	350	352,173
4.65%, 10/15/30	300	302,515
4.88%, 03/03/33(a)	576	582,493
5.15%, 05/22/34(a)	500	510,012
5.25%, 05/14/35(a)	790	802,975
		11,372,160
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	413	401,615
3.75%, 09/01/28	393	386,761
3.45%, 06/01/29	313	302,606
2.80%, 05/01/30	254	235,510
2.30%, 06/01/31	401	352,488
4.45%, 06/01/32	430	422,513
5.15%, 03/01/34	475	481,228
5.25%, 03/01/35	575	581,037
Essential Utilities, Inc.
4.80%, 08/15/27	400	402,784
3.57%, 05/01/29	50	48,260
2.70%, 04/15/30(a)	300	275,575
2.40%, 05/01/31	129	113,737
5.38%, 01/15/34	400	404,886
United Utilities PLC, 6.88%, 08/15/28	200	212,344
		4,621,344
Wireless Telecommunication Services — 1.0%
America Movil SAB de C.V.
3.63%, 04/22/29	516	497,971
2.88%, 05/07/30	582	535,265
4.70%, 07/21/32	350	345,113
5.00%, 01/20/33	200	199,112
6.38%, 03/01/35	592	642,717
Orange SA, 9.00%, 03/01/31	1,589	1,916,515
Rogers Communications, Inc.
2.90%, 11/15/26	179	174,955
3.20%, 03/15/27	1,049	1,027,304
5.00%, 02/15/29	992	1,004,382
3.80%, 03/15/32	1,246	1,161,530
5.30%, 02/15/34	800	801,022
T-Mobile USA, Inc.
3.75%, 04/15/27	2,883	2,849,455
4.75%, 02/01/28	700	700,845
2.05%, 02/15/28	1,365	1,288,582

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
4.95%, 03/15/28	$720	$ 728,809
4.80%, 07/15/28	722	730,670
4.85%, 01/15/29	410	414,963
2.63%, 02/15/29	700	657,002
2.40%, 03/15/29(a)	250	232,415
3.38%, 04/15/29	1,500	1,441,376
4.20%, 10/01/29	525	519,519
3.88%, 04/15/30	4,242	4,114,588
2.55%, 02/15/31	1,541	1,376,562
2.88%, 02/15/31	700	636,348
3.50%, 04/15/31	1,766	1,654,038
2.25%, 11/15/31	786	678,212
2.70%, 03/15/32	625	548,795
5.13%, 05/15/32	510	517,377
5.20%, 01/15/33	602	610,499
5.05%, 07/15/33	1,585	1,589,064
5.75%, 01/15/34	455	474,999
5.15%, 04/15/34	570	573,127
4.70%, 01/15/35	925	893,602
5.30%, 05/15/35	700	704,851
Vodafone Group PLC
4.38%, 05/30/28(a)	189	191,499
7.88%, 02/15/30	220	249,682
6.25%, 11/30/32	227	244,224
		32,926,989
Total Corporate Bonds — 87.9% (Cost: $3,019,473,300)		3,019,727,144
Foreign Agency Obligations
Canada — 1.4%
Canada Government International Bonds
3.75%, 04/26/28(a)	1,600	1,593,637
4.63%, 04/30/29(a)	1,800	1,841,172
4.00%, 03/18/30	2,400	2,403,416
Export Development Canada
3.00%, 05/25/27	1,100	1,079,445
3.88%, 02/14/28	1,600	1,597,360
4.13%, 02/13/29	2,400	2,412,885
4.00%, 06/20/30(a)	700	700,045
4.75%, 06/05/34	700	717,800
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	363,815
Province of Alberta Canada
3.30%, 03/15/28	409	401,245
4.50%, 06/26/29(a)	1,000	1,014,170
1.30%, 07/22/30(a)	159	138,761
4.50%, 01/24/34	1,000	994,146
Province of British Columbia Canada
4.70%, 01/24/28(a)	2,500	2,538,479
4.80%, 11/15/28	1,200	1,226,966
4.90%, 04/24/29	1,500	1,540,845
1.30%, 01/29/31	100	85,643
4.20%, 07/06/33	1,200	1,172,628
4.75%, 06/12/34	1,500	1,512,732
4.80%, 06/11/35	1,860	1,869,526
Province of Manitoba Canada
4.30%, 07/27/33	600	588,408
4.90%, 05/31/34	650	660,563
Series HB, 1.50%, 10/25/28(a)	159	146,722
Security	Par (000)	Value
Canada (continued)
Province of New Brunswick Canada, 3.63%, 02/24/28	$179	$ 176,815
Province of Ontario Canada
3.10%, 05/19/27(a)	800	786,036
1.05%, 05/21/27	829	785,767
4.20%, 01/18/29(a)	1,800	1,808,674
3.70%, 09/17/29(a)	1,300	1,280,506
2.00%, 10/02/29	329	302,836
4.70%, 01/15/30(a)	2,000	2,048,606
1.13%, 10/07/30	459	394,439
1.60%, 02/25/31(a)	659	573,887
2.13%, 01/21/32	1,000	874,103
5.05%, 04/24/34	900	928,185
4.85%, 06/11/35	1,610	1,627,437
Province of Quebec Canada
2.75%, 04/12/27	1,659	1,620,849
3.63%, 04/13/28	1,500	1,484,620
4.50%, 04/03/29	2,200	2,231,989
1.35%, 05/28/30	259	227,788
1.90%, 04/21/31	600	528,427
4.50%, 09/08/33	800	796,480
4.25%, 09/05/34	1,300	1,262,047
Series PD, 7.50%, 09/15/29	900	1,013,095
		47,352,995
Chile — 0.2%
Chile Government International Bond
3.24%, 02/06/28	982	954,667
2.55%, 01/27/32	1,078	944,256
Chile Government International Bonds
2.75%, 01/31/27	800	780,491
4.85%, 01/22/29	1,100	1,113,657
2.45%, 01/31/31	983	878,141
2.55%, 07/27/33	1,500	1,263,857
3.50%, 01/31/34	800	717,494
		6,652,563
Indonesia — 0.3%
Indonesia Government International Bond
3.50%, 01/11/28	810	797,058
4.55%, 01/11/28	600	603,897
4.75%, 02/11/29	478	485,500
4.40%, 03/10/29	400	401,605
5.25%, 01/15/30(a)	400	414,019
3.85%, 10/15/30	1,310	1,277,957
1.85%, 03/12/31	800	692,285
3.55%, 03/31/32	700	651,667
4.70%, 02/10/34	400	392,064
4.75%, 09/10/34(a)	800	785,850
Indonesia Government International Bonds
4.15%, 09/20/27	600	599,996
4.10%, 04/24/28(a)	478	476,899
2.85%, 02/14/30	810	758,303
2.15%, 07/28/31	800	695,312
4.65%, 09/20/32(a)	800	792,992
4.85%, 01/11/33(a)	850	849,616
5.60%, 01/15/35(a)	750	782,659
		11,457,679
Israel — 0.3%
Israel Government International Bond
Series 10Y, 5.63%, 02/19/35	1,500	1,516,171
Series 5Y, 5.38%, 03/12/29	1,300	1,322,383
Series 5Y, 5.38%, 02/19/30	1,700	1,735,381
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28	$982	$ 947,899
Series 10Y, 2.75%, 07/03/30	858	777,756
Series 10Y, 4.50%, 01/17/33	1,150	1,098,822
Series 10Y, 5.50%, 03/12/34	1,700	1,711,343
State of Israel, Series 10Y, 2.50%, 01/15/30	710	643,960
		9,753,715
Italy — 0.0%
Republic of Italy Government International Bonds, Series 10Y, 2.88%, 10/17/29	883	829,408
Japan — 0.5%
Japan Bank for International Cooperation
2.25%, 11/04/26	1,500	1,463,139
2.88%, 06/01/27	976	953,723
2.88%, 07/21/27	900	878,017
4.63%, 07/22/27	1,000	1,008,611
2.75%, 11/16/27	1,200	1,164,042
3.25%, 07/20/28(a)	610	595,944
4.88%, 10/18/28(a)	500	511,715
3.50%, 10/31/28(a)	900	883,936
2.13%, 02/16/29	900	840,086
2.00%, 10/17/29(a)	476	436,397
1.25%, 01/21/31	1,010	863,315
4.38%, 01/24/31	600	603,550
1.88%, 04/15/31	1,636	1,439,117
4.63%, 04/17/34	600	603,828
Japan International Cooperation Agency
2.13%, 10/20/26	300	292,002
2.75%, 04/27/27	800	779,157
3.25%, 05/25/27	500	490,738
4.00%, 05/23/28	1,000	995,672
4.75%, 05/21/29	800	814,512
4.25%, 05/22/30	200	200,418
JPN BANK FOR INT L COOP GOVT GUARANT 07/28 3.875, 3.88%, 07/03/28	1,000	995,005
		16,812,924
Mexico — 0.5%
Mexico Government International Bond
5.00%, 05/07/29(a)	600	600,605
8.30%, 08/15/31(a)	600	707,628
7.50%, 04/08/33	500	552,293
Mexico Government International Bonds
4.15%, 03/28/27	1,028	1,021,973
3.75%, 01/11/28(a)	778	761,733
5.40%, 02/09/28	900	913,607
4.50%, 04/22/29	1,353	1,334,332
3.25%, 04/16/30	1,139	1,051,088
6.00%, 05/13/30	1,200	1,240,417
2.66%, 05/24/31	2,310	1,997,099
4.75%, 04/27/32	1,639	1,555,455
5.85%, 07/02/32	2,000	2,012,532
4.88%, 05/19/33	1,300	1,221,876
3.50%, 02/12/34	1,900	1,594,756
6.75%, 09/27/34	900	952,410
6.35%, 02/09/35	1,800	1,830,028
		19,347,832
Panama — 0.2%
Panama Government International Bond
8.88%, 09/30/27	600	648,520
3.88%, 03/17/28	833	806,226
9.38%, 04/01/29	500	561,092
Security	Par (000)	Value
Panama (continued)
Panama Government International Bond (continued)
3.30%, 01/19/33	$600	$ 493,332
Panama Government International Bonds
3.16%, 01/23/30	978	880,511
7.50%, 03/01/31	600	642,054
2.25%, 09/29/32	1,500	1,148,041
6.40%, 02/14/35	1,300	1,278,080
		6,457,856
Peru — 0.2%
Peruvian Government International Bond, 5.38%, 02/08/35	750	746,876
Peruvian Government International Bonds
4.13%, 08/25/27(a)	180	179,994
2.84%, 06/20/30	282	259,307
2.78%, 01/23/31	2,159	1,941,151
1.86%, 12/01/32(a)	620	497,132
8.75%, 11/21/33	1,300	1,592,417
3.00%, 01/15/34	1,450	1,219,372
		6,436,249
Philippines — 0.4%
Philippines Government International Bond
5.17%, 10/13/27	600	609,159
4.63%, 07/17/28(a)	300	301,891
3.75%, 01/14/29	989	968,278
9.50%, 02/02/30	1,100	1,325,570
4.38%, 03/05/30(a)	400	400,352
2.46%, 05/05/30	710	649,912
1.65%, 06/10/31	828	705,190
1.95%, 01/06/32	500	423,274
3.56%, 09/29/32	400	370,897
5.61%, 04/13/33	400	417,287
4.75%, 03/05/35	800	786,042
Philippines Government International Bonds
3.00%, 02/01/28	1,378	1,332,711
7.75%, 01/14/31	1,243	1,437,009
6.38%, 01/15/32	600	654,888
5.00%, 07/17/33	900	905,162
5.25%, 05/14/34(a)	600	611,825
6.38%, 10/23/34	1,000	1,101,181
5.50%, 02/04/35	650	677,396
		13,678,024
Poland — 0.3%
Republic of Poland Government International Bond, 4.63%, 03/18/29	1,000	1,009,941
Republic of Poland Government International Bonds
5.50%, 11/16/27	700	721,146
4.88%, 02/12/30	1,800	1,837,127
5.75%, 11/16/32	850	895,641
4.88%, 10/04/33	1,650	1,640,821
5.13%, 09/18/34	1,700	1,705,526
5.38%, 02/12/35	1,800	1,832,349
		9,642,551
South Korea — 0.5%
Export-Import Bank of Korea
1.63%, 01/18/27	1,000	962,116
4.25%, 09/15/27	400	399,396
5.00%, 01/11/28	850	863,518
4.50%, 01/11/29	900	905,925
4.00%, 09/11/29(a)	700	692,460
4.88%, 01/14/30	850	870,176
4.50%, 09/15/32	300	298,008

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Export-Import Bank of Korea (continued)
5.13%, 01/11/33	$1,000	$ 1,025,997
5.13%, 09/18/33	300	308,534
4.63%, 01/11/34(a)	300	298,972
5.25%, 01/14/35	400	417,274
Korea Development Bank
2.00%, 09/12/26	600	584,549
4.63%, 02/15/27	2,000	2,008,677
4.63%, 02/03/28	600	604,692
5.38%, 10/23/28	300	309,848
4.50%, 02/15/29	800	806,222
4.88%, 02/03/30	800	818,773
4.25%, 09/08/32	200	195,691
4.38%, 02/15/33	800	783,327
5.63%, 10/23/33	500	531,968
Korea International Bond
2.75%, 01/19/27(a)	600	587,572
2.50%, 06/19/29	700	659,109
4.50%, 07/03/29(a)	700	708,165
1.00%, 09/16/30(a)	400	342,428
		15,983,397
Supranational — 4.5%
African Development Bank
4.13%, 02/25/27	1,300	1,300,782
4.38%, 11/03/27	1,500	1,512,536
3.50%, 09/18/29	1,300	1,275,600
4.00%, 03/18/30	1,325	1,325,730
4.50%, 06/12/35	620	623,670
Arab Energy Fund, 1.48%, 10/06/26(d)	800	772,133
Asian Development Bank
2.63%, 01/12/27(a)	829	812,122
4.13%, 01/12/27	1,800	1,800,972
1.50%, 01/20/27	1,400	1,348,832
3.13%, 08/20/27	1,800	1,770,054
2.50%, 11/02/27(a)	1,559	1,509,873
4.38%, 01/14/28	3,000	3,032,163
2.75%, 01/19/28	1,020	992,218
5.82%, 06/16/28	719	754,309
4.38%, 03/06/29	2,500	2,535,171
1.88%, 03/15/29(a)	1,500	1,395,378
3.63%, 08/28/29	2,300	2,271,442
1.75%, 09/19/29	1,659	1,519,353
1.88%, 01/24/30	189	172,855
4.13%, 05/30/30	2,400	2,415,125
1.50%, 03/04/31	1,000	872,412
3.13%, 04/27/32	1,000	938,475
3.88%, 09/28/32	900	881,839
4.38%, 03/22/35(a)	1,975	1,975,477
Asian Infrastructure Investment Bank
4.00%, 01/18/28	1,000	1,001,768
4.50%, 01/16/30	1,475	1,506,442
4.25%, 03/13/34	1,000	993,802
4.50%, 05/21/35	600	606,081
Corp. Andina de Fomento
2.25%, 02/08/27	400	387,684
6.00%, 04/26/27	1,000	1,027,148
4.13%, 01/07/28	650	648,124
Council of Europe Development Bank
3.63%, 01/26/28	1,000	992,547
4.13%, 01/24/29	1,000	1,004,542
Security	Par (000)	Value
Supranational (continued)
Council of Europe Development Bank (continued)
4.50%, 01/15/30	$1,025	$ 1,046,003
European Bank for Reconstruction & Development
4.13%, 01/25/29	2,000	2,011,805
4.25%, 03/13/34	1,000	992,781
European Investment Bank
0.75%, 10/26/26	1,198	1,149,680
4.38%, 03/19/27(a)	2,800	2,815,482
2.38%, 05/24/27	2,903	2,820,164
3.25%, 11/15/27	1,000	984,763
1.75%, 03/15/29	2,100	1,945,636
4.75%, 06/15/29(a)	3,000	3,086,266
1.63%, 10/09/29	420	382,614
3.75%, 11/15/29(a)	3,200	3,174,583
4.50%, 03/14/30	4,270	4,366,392
0.88%, 05/17/30	400	346,399
0.75%, 09/23/30	1,000	850,192
1.25%, 02/14/31	2,400	2,071,670
4.38%, 10/10/31	2,600	2,642,850
4.25%, 08/16/32	3,410	3,424,337
4.13%, 02/13/34(a)	2,400	2,371,404
4.63%, 02/12/35(a)	1,855	1,892,868
Inter-American Development Bank
1.50%, 01/13/27	1,500	1,445,970
2.38%, 07/07/27	829	804,188
1.13%, 07/20/28(a)	2,489	2,294,761
3.13%, 09/18/28(a)	2,000	1,951,949
2.25%, 06/18/29	1,534	1,439,744
3.50%, 09/14/29	2,000	1,963,576
4.50%, 02/15/30(a)	2,625	2,681,803
3.75%, 06/14/30(a)	1,200	1,187,631
1.13%, 01/13/31(a)	2,073	1,777,739
3.63%, 09/17/31	1,300	1,264,712
4.38%, 07/17/34	1,400	1,403,053
4.38%, 07/16/35	1,860	1,854,517
Inter-American Investment Corp.
4.13%, 02/15/28	500	501,157
4.25%, 02/14/29	900	905,261
4.25%, 04/01/30	700	704,405
International Bank for Reconstruction & Development
1.88%, 10/27/26	1,720	1,673,391
3.13%, 06/15/27(a)	2,000	1,969,030
2.50%, 11/22/27(a)	1,659	1,605,725
0.75%, 11/24/27	3,000	2,788,213
1.38%, 04/20/28	2,903	2,713,273
1.13%, 09/13/28	3,650	3,351,544
3.63%, 09/21/29(a)	2,000	1,972,970
3.88%, 10/16/29(a)	2,700	2,688,889
1.75%, 10/23/29	2,389	2,183,279
4.13%, 03/20/30	3,670	3,694,290
0.88%, 05/14/30	3,000	2,597,135
0.75%, 08/26/30	1,800	1,533,296
1.25%, 02/10/31	2,150	1,852,448
4.50%, 04/10/31(a)	1,900	1,939,739
1.63%, 11/03/31(a)	3,200	2,757,872
4.63%, 01/15/32	3,530	3,624,288
2.50%, 03/29/32(a)	2,000	1,807,287
4.00%, 05/06/32(a)	3,000	2,968,250
3.88%, 08/28/34(a)	2,100	2,025,262
4.75%, 02/15/35	300	307,780
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Finance Corp.
0.75%, 10/08/26	$1,659	$ 1,594,662
4.50%, 01/21/28	1,000	1,013,648
4.25%, 07/02/29(a)	1,400	1,414,024
0.75%, 08/27/30	359	305,732
Nordic Investment Bank
3.38%, 09/08/27	300	296,491
4.38%, 03/14/28	900	909,991
4.25%, 02/28/29	1,000	1,009,302
		155,130,825
Sweden — 0.1%
Svensk Exportkredit AB
2.25%, 03/22/27	500	484,842
3.75%, 09/13/27	1,000	993,816
4.25%, 02/01/29	1,000	1,006,219
4.88%, 10/04/30	700	723,458
		3,208,335
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27(a)	829	830,691
4.38%, 01/23/31	1,323	1,317,193
5.75%, 10/28/34	1,400	1,466,501
		3,614,385
Total Foreign Agency Obligations — 9.5% (Cost: $328,874,359)		326,358,738
Municipal Bonds
California — 0.2%
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	193,604
State of California, GO, BAB, 7.50%, 04/01/34	1,700	1,956,508
State of California, Refunding GO
3.50%, 04/01/28	285	280,775
2.50%, 10/01/29	530	493,537
4.88%, 09/01/30	500	515,536
5.75%, 10/01/31(a)	150	160,203
6.00%, 03/01/33	325	352,406
4.50%, 04/01/33	765	753,546
5.10%, 09/01/35	330	335,944
University of California, RB
Series BD, 3.35%, 07/01/29(a)	460	445,033
Series BG, 1.61%, 05/15/30	820	724,223
		6,211,315
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	490	524,526
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.71%, 07/01/27	371	352,409
Security	Par (000)	Value
Florida (continued)
State Board of Administration Finance Corp., RB (continued)
Series A, 2.15%, 07/01/30	$795	$ 708,878
Series A, 5.53%, 07/01/34(a)	650	665,522
		1,726,809
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33(a)	3,970	3,985,153
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	258	255,892
Class A-1, 5.08%, 06/01/31	145	146,846
		402,738
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	315,347
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	425	383,639
		698,986
New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,261,362
New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	235	236,508
New York State Dormitory Authority, RB, Series B, 5.23%, 07/01/35	600	609,961
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	133,469
		979,938
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NATL), 5.55%, 06/30/28	182	184,844
State of Oregon, GO, 5.89%, 06/01/27	337	342,453
		527,297
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	496,935
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27(e)	230	226,285
Total Municipal Bonds — 0.5% (Cost: $17,272,625)		17,041,344

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Preferred Securities
Capital Trust — 0.0%
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)	$329	$ 317,374
Total Preferred Securities — 0.0% (Cost: $329,000)		317,374
Total Long-Term Investments — 97.9% (Cost: $3,365,949,284)		3,363,444,600

	Shares
Short-Term Securities
Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	290,920,151	291,036,519
Total Short-Term Securities — 8.5% (Cost: $290,970,189)		291,036,519
Total Investments — 106.4% (Cost: $3,656,919,473)		3,654,481,119
Liabilities in Excess of Other Assets — (6.4)%		(219,117,460)
Net Assets — 100.0%		$ 3,435,363,659

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 257,392,262	$ 33,732,602 (a)	$ —	$ (19,780)	$ (68,565)	$ 291,036,519	290,920,151	$ 471,513 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 3,019,727,144	$ —	$ 3,019,727,144
Foreign Agency Obligations	—	326,358,738	—	326,358,738
Municipal Bonds	—	17,041,344	—	17,041,344
Preferred Securities
Capital Trust	—	317,374	—	317,374
Short-Term Securities
Money Market Funds	291,036,519	—	—	291,036,519
	$291,036,519	$3,363,444,600	$—	$3,654,481,119

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate